As filed with the Securities and Exchange Commission on January 7, 2013

Registration No. 033-70742

811-08090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 143

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 145

Lincoln Variable Insurance Products Trust

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 S. Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 260-455-2000

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies to:

Robert Robertson, Esq.

Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

X	on (April 12, 2013) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lincoln Variable Insurance Products Trust

LVIP SSgA Global Tactical Allocation RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP SSgA Global Tactical Allocation RPM Fund (formerly LVIP SSgA Global Tactical Allocation Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP SSgA Global Tactical Allocation RPM Fund
(formerly LVIP SSgA Global Tactical Allocation Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP SSgA Global Tactical Allocation RPM Fund (the “Fund”) is to seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Acquired Fund Fees and Expenses (AFFE)%		%
Total Annual Fund Operating Expenses (including AFFE)[1]	%	%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates under a fund of funds structure with an active allocation strategy. The Fund’s sub-adviser invests substantially all of the sub-adviser’s assets in other mutual funds (“underlying funds”) which, in turn, invest in equity (stocks), and/or fixed income

LVIP SSgA Global Tactical Allocation RPM Fund	1

(bonds) securities. The sub-adviser, under normal circumstances, invests approximately 60% of the sub-adviser’s assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% in underlying funds which investment primarily in fixed income securities (bonds).

The sub-adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. The Fund's investment strategy is to allocate a large percentage of assets in underlying funds that invest in equity securities (stocks), including medium-cap stocks, with growth and value styles. The securities may be foreign equity securities, including emerging market equity securities. Through the investment in underlying funds, the sub-adviser may invest a large percentage of the Fund's assets in issuers located in a single country, a small number of countries, or a particular geographic region.

A smaller percentage of assets will be allocated to underlying funds that invest in domestic fixed income securities (bonds), including mortgage-backed securities, U.S. Treasury securities, and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds, and exchange traded funds (ETFs), including underlying funds or ETFs advised by the Fund's investment adviser (“Lincoln Investment Advisors Corporation” or “LIA”) or sub-adviser (“SSgA Funds Management, Inc.” or “SSgA”). The sub-adviser’s allocation to ETFs may range from 30-50%.

On at least an annual basis, the sub-adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy.
To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the Fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

2	LVIP SSgA Global Tactical Allocation RPM Fund

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Rules-Based Strategy Risk. A “rules-based” strategy is a trading system based on decision-making formulas and not the selection of individual securities. This strategy may substantially underperform the overall stock market.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
•	Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

LVIP SSgA Global Tactical Allocation RPM Fund	3

•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
•	Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. Information has also been included for the Global Tactical Allocation Composite, which is an unmanaged index compiled by LIA, the Fund's adviser and is constructed as follows: 30% Barclays Capital U.S. Aggregate Index, 26% S&P 500 Index, 20% MSCI EAFE Index (net dividends), 10% Barclays Capital U.S. TIPS Index, 8% Russell 2000 Index and 6% MSCI Emerging Markets Index (net dividends). The Global Tactical Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the XXXX quarter of ____at: ____%.
The Fund's lowest return for a quarter occurred in the XXXX quarter of ____ at: ____%.

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	Lifetime (Since inception 5/3/05)
LVIP SSgA Global Tactical Allocation RPM Fund–Standard Class	%	%	%
LVIP SSgA Global Tactical Allocation RPM Fund–Service Class	%	%	%
S&P 500 Index	%	%	%
Global Tactical Allocation Composite	%	%	%

4	LVIP SSgA Global Tactical Allocation RPM Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser: SSgA Funds Management, Inc. (“SSgA”)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

SSgA Portfolio Managers	Company Title	Experience w/Fund
Daniel Farley	Senior Managing Director	Since August 2010
Chris Goolgasian	Vice President	Since August 2010

Purchase and Sale of Fund Shares

The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

LVIP SSgA Global Tactical Allocation RPM Fund	5

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. Current income is not a consideration.This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a fund of funds structure with an active allocation strategy. The Fund’s sub-adviser invests substantially all of the sub-adviser’s assets in other mutual funds (“underlying funds”) including funds advised by the adviser or sub-adviser which, in turn, invest in equity (stocks), and/or fixed income (bonds) securities. The sub-adviser, under normal circumstances, invests approximately 60% of the sub-adviser’s assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% in underlying funds which investment primarily in fixed income securities (bonds).
The sub-adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. The Fund's investment strategy is to allocate a large percentage of assets in underlying funds that invest in equity securities (stocks), including medium-cap companies, with growth and value styles. A smaller percentage of assets will be allocated to underlying funds that invest in domestic fixed income securities (bonds), including mortgage-backed securities, U.S. Treasury securities, and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds, and exchange traded funds (ETFs). The sub-adviser’s allocation to ETFs may range from 30-50%.

Descriptions of the investments of the underlying funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside the United States. The foreign securities will include securities from emerging market countries. The sub-adviser may invest a large percentage of the Fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.
Fixed Income (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Exchange Traded Funds (ETFs): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the sub-adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds to the current asset allocation model.
To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the Fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally

6

used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What are the Underlying Investments?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. A Fund relying on the SEC order may also invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits a Fund that invests in affiliated funds also to invest in other financial instruments. The Fund will invest in underlying funds that are advised by the adviser.The Fund will also invest in ETFs, including ETFs advised by the sub-adviser.

The Fund's relative weightings in the various underlying funds and ETFs will vary over time, and the Fund is not required to invest in any particular underlying fund, ETF or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds and ETFs at any time and may invest in other non-affiliated funds or other types of investment securities.
Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Rules-Based Strategy Risk. A “rules-based” strategy is a trading system based on decision-making formulas and not the selection of individual securities. This strategy may substantially underperform the overall stock market because it does not attempt to manage volatility, use defensive measures, or reduce the effect of any long-term period of poor investment performance.

7

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Prices of medium-sized company stock may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic con&shy;ditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The issuer also may have increased interest pay&shy;ments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund’s income because it may have to reinvest the proceeds at lower interest rates.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Inflation Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

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Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation -indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund invests could be more volatile than those of more geographically-diversified funds.
Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.

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Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

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Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2012 was ____% of the Fund’s average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	SSgA Funds Management, Inc. (“SSgA FM”) is registered with the Securities Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2012, SSgA FM had over over $____ billion in assets under management. SSgA FM, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With approximately $____ trillion under management as of December 31, 2012, SSgA provides complete investment management services from offices in North America. South America, Europe, Asia, Australia and the Middle East.
SSgA Portfolio Managers	The Fund's sub-advised assets are managed by SSgA FM's Multi Asset Class Solutions Team. Portfolio managers Daniel Farley and Chris Goolgasian jointly and primarily are responsible for the day-to-day management.
Mr. Farley, CFA, is a Senior Managing Director of SSgA FM and is the Chief Investment Officer for SSgA's Investment Solutions Group (ISG). In this role, he is responsible for the management and development of asset allocation strategies for institutional clients worldwide. His responsibilities include the design and management of Liability Driven Investments, tactical asset allocation and overlay strategies. He is a member of SSgA's Executive Management Group. Prior to this role, Mr. Farley was the Head of the US MACS team.
Mr. Goolgasian, CFA, CPA, CAIA, is a Vice President of State Street Global Advisors and Head of U.S. Portfolio Management-Investment Solutions Group. He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical and lifecycle portfolios. Prior to joining Fidelity in 1997, Mr. Goolasgian spent nearly three years as a CPA with the public accounting firm Kaplan, Moran and Digennaro.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts are available in the Fund's annual report to shareholders for the period ended December 31, 2012.

Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
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•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

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Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP SSgA Global Tactical Allocation RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010 [1]	12/31/2009	12/31/2008
Net asset value, beginning of period		$10.313	$ 9.581	$ 8.228	$ 14.281
Income (loss) from investment operations:
Net investment income[2]		0.272	0.154	0.108	0.158
Net realized and unrealized gain (loss) on investments		(0.252)	0.681	2.356	(5.831)
Total from investment operations		0.020	0.835	2.464	(5.673)
Less dividends and distributions from:
Net investment income		(0.140)	(0.103)	(0.618)	(0.068)
Net realized gain on investments		—	—	(0.493)	(0.312)
Total dividends and distributions		(0.140)	(0.103)	(1.111)	(0.380)
Net asset value, end of period		$10.193	$10.313	$ 9.581	$ 8.228
Total return[3]		0.22%	8.74%	30.80%	(40.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$37,603	$37,960	$ 31,982	$ 41,070
Ratio of expenses to average net assets[4]		0.33%	0.31%	0.20%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[4]		0.33%	0.39%	0.36%	0.33%
Ratio of net investment income to average net assets		2.61%	1.59%	1.26%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		2.61%	1.51%	1.10%	1.30%
Portfolio turnover		46%	140%	41%	25%

1 Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund's sub-advisor.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

4 Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

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	LVIP SSgA Global Tactical Allocation RPM Fund Service Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010 [1]	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 10.315	$ 9.583	$ 8.233	$ 14.271
Income (loss) from investment operations:
Net investment income[2]		0.244	0.130	0.087	0.129
Net realized and unrealized gain (loss) on investments		(0.251)	0.681	2.353	(5.821)
Total from investment operations		(0.007)	0.811	2.440	(5.692)
Less dividends and distributions from:
Net investment income		(0.113)	(0.079)	(0.597)	(0.034)
Net realized gain on investments		—	—	(0.493)	(0.312)
Total dividends and distributions		(0.113)	(0.079)	(1.090)	(0.346)
Net asset value, end of period		$ 10.195	$10.315	$ 9.583	$ 8.233
Total return[3]		(0.04%)	8.48%	30.47%	(40.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$269,222	$82,044	$ 69,623	$ 79,077
Ratio of expenses to average net assets[4]		0.58%	0.56%	0.45%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[4]		0.58%	0.64%	0.61%	0.58%
Ratio of net investment income to average net assets		2.36%	1.34%	1.01%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		2.36%	1.26%	0.85%	1.05%
Portfolio turnover		46%	140%	41%	25%

1 Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund's sub-advisor.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

4 Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

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General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust

LVIP BlackRock Equity Dividend RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP BlackRock Equity Dividend RPM Fund (formerly LVIP Wells Fargo Intrinsic Value Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Equity Dividend RPM Fund
(formerly LVIP Wells Fargo Intrinsic Value Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP BlackRock Equity Dividend RPM Fund (the “Fund”) is to seek reasonable income by investing primarily in income-producing equity securities.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Less Fee Waiver[1]	%	%
Net Expenses (After Fee Waiver)%		%
1 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.03% on the first $250 million of average daily net assets of the Fund: 0.08% on the next $500 million of average daily net assets; and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

LVIP BlackRock Equity Dividend RPM Fund	1

Principal Investment Strategies

The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. The sub-adviser, under normal circumstances, will invest at least 80% of the sub-adviser's portion of assets in equity securities and at least 80% of the sub-adviser’s portion of assets in dividend paying securities. The sub-adviser may invest in securities of companies with any market capitalization, but will generally focus on large-cap securities. The sub-adviser also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock.
The sub-adviser may invest up to 25% of the Fund’s assets in securities of foreign issuers. The sub-adviser may invest in securities from any country, including emerging markets. The sub-adviser may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.
The sub-adviser selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Convertible securities are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

2	LVIP BlackRock Equity Dividend RPM Fund

•	Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP BlackRock Equity Dividend RPM Fund	3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the ____quarter of ____ at: ____%.
The Funds lowest return for a quarter occurred in the ____ quarter of ____ at: ____%.

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	10 years or Life of class
LVIP BlackRock Equity Dividend RPM Fund–Standard Class	%	%	%
Russell 1000 Value® Index	%	%	%
LVIP BlackRock Equity Dividend RPM Fund–Service Class	%	%	%*
Russell 1000 Value® Index	%	%	%*

*Since May 19, 2004
Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser: BlackRock Investment Management LLC (“BlackRock”)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

BlackRock Portfolio Managers	Company Title	Experience w/Fund
Robert M. Shearer	Managing Director	Since September 2012
Kathleen M. Anderson	Managing Director	Since September 2012
David J. Cassese	Director	Since September 2012
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

4	LVIP BlackRock Equity Dividend RPM Fund

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

LVIP BlackRock Equity Dividend RPM Fund	5

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek reasonable income by investing primarily in income-producing equity securities.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. The sub-adviser, under normal circumstances, will invest at least 80% of the sub-adviser's portion of assets in equity securities and at least 80% of the sub-adviser’s portion of assets in dividend paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. The sub-adviser will focus on issuers that have good prospects for capital appreciation. Although the sub-adviser invests primarily in dividend paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. The sub-adviser may invest in securities of companies with any market capitalization, but generally will focus on large-cap securities. The sub-adviser’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.
The sub-adviser also may invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.
The sub-adviser may invest up to 25% of the Fund’s assets in securities of foreign issuers. The sub-adviser also may invest in securities from any country. The sub-adviser may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.
The sub-adviser chooses investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. Total return consists of increases in value from both capital appreciation and income. The sub-adviser focuses on issuers that it believes have good prospects for capital appreciation. In selecting portfolio securities, the sub-adviser will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or when the sub-adviser believes such securities have particularly good prospects for capital appreciation.
The sub-adviser believes that stocks that have yields often provide more attractive long-term total return and greater price stability during periods of downward movements in market prices than stocks that do not pay dividends. In certain market cycles, such as periods of high growth or high interest rates on bonds, dividend paying stocks could go out of favor. During such periods, the Fund may underperform other equity funds that do not emphasize investments in dividend paying stocks.
The Fund has no minimum holding period for investments and the sub-adviser will buy or sell securities when it sees an appropriate opportunity. For example, the sub-adviser may sell shares of a company when the company’s prospects for capital appreciation deteriorate or when its dividend rates become unattractive or when the sub-adviser identifies another company with more attractive prospects.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic

6

exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities are also usually subordinate to other

7

debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

8

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2012 and was ___% of the Fund’s average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	BlackRock Investment Management, LLC, (“BlackRock”), 1 University Square Drive Princeton, New Jersey 08540-6455, has provided investment management services since 1988. As of December 31, 2012, BlackRock had $___ trillion in assets under management.
BlackRock Portfolio Managers	Robert M. Shearer, CFA; Kathleen M. Anderson; and David J. Cassese, CFA are Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund's sub-advised assets, including setting the investment strategy.
Mr. Shearer has been Managing Director of BlackRock, Inc. since 2006; and was a Managing Director of MLIM from 2000 to 2006.
Ms. Anderson joined BlackRock in 2006 as a Director and became Managing Director of BlackRock, Inc. in 2007. From 2000 to 2006, Ms. Anderson was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”).
Mr. Cassese has been a Director of BlackRock, Inc. since 2011. Prior to joining BlackRock Mr. Cassese was Senior Vice President of Oppenheimer Capital (2008 to 2011) and previously Vice President of Oppenheimer Capital (2005 to 2007).
A discussion regarding the basis for the board of trustees approving the investment advisory contract for the Fund is available in the annual report to shareholders for the period ended December 31, 2012.

Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

9

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance

10

company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

11

Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

12

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP BlackRock Equity Dividend RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009 [1]	12/31/2008
Net asset value, beginning of period		$ 13.363	$ 11.440	$ 9.378	$ 16.970
Income (loss) from investment operations:
Net investment income[2]		0.184	0.155	0.145	0.247
Net realized and unrealized gain (loss) on investments		(0.527)	1.893	2.037	(6.425)
Total from investment operations		(0.343)	2.048	2.182	(6.178)
Less dividends and distributions from:
Net investment income		(0.133)	(0.125)	(0.120)	(0.201)
Net realized gain on investments		—	—	—	(1.213)
Total dividends and distributions		(0.133)	(0.125)	(0.120)	(1.414)
Net asset value, end of period		$ 12.887	$ 13.363	$ 11.440	$ 9.378
Total return[3]		(2.57%)	17.93%	23.30%	(38.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$314,272	$396,596	$350,348	$ 328,023
Ratio of expenses to average net assets		0.78%	0.79%	0.80%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		0.83%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets		1.35%	1.28%	1.51%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.30%	1.23%	1.47%	1.78%
Portfolio turnover		26%	19%	222%	191%

1 Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund's sub-advisor.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
13

	LVIP BlackRock Equity Dividend RPM Fund Service Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009 [1]	12/31/2008
Net asset value, beginning of period		$ 13.348	$ 11.429	$ 9.372	$ 16.948
Income (loss) from investment operations:
Net investment income[2]		0.150	0.125	0.121	0.214
Net realized and unrealized gain (loss) on investments		(0.525)	1.889	2.032	(6.409)
Total from investment operations		(0.375)	2.014	2.153	(6.195)
Less dividends and distributions from:
Net investment income		(0.099)	(0.095)	(0.096)	(0.168)
Net realized gain on investments		—	—	—	(1.213)
Total dividends and distributions		(0.099)	(0.095)	(0.096)	(1.381)
Net asset value, end of period		$ 12.874	$ 13.348	$ 11.429	$ 9.372
Total return[3]		(2.81%)	17.64%	23.00%	(38.48%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 39,098	$ 35,019	$ 33,203	$ 26,528
Ratio of expenses to average net assets		1.03%	1.04%	1.05%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.08%	1.09%	1.09%	1.07%
Ratio of net investment income to average net assets		1.10%	1.03%	1.26%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.05%	0.98%	1.22%	1.53%
Portfolio turnover		26%	19%	222%	191%

1 Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund's sub-advisor.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
14

General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust

LVIP Columbia Small-Mid Cap Growth RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP Columbia Small-Mid Cap Growth RPM Fund (formerly LVIP Turner Mid-Cap Growth Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Columbia Small-Mid Cap Growth RPM Fund
(formerly LVIP Turner Mid-Cap Growth Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP Columbia Small-Mid Cap Growth RPM Fund (the “Fund”) is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%	0.87%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Less Fee Waiver[1]	%	%
Net Expenses (After Fee Waiver)%		%
1 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% on the first $25 million of average daily net assets of the Fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

LVIP Columbia Small-Mid Cap Growth RPM Fund	1

Principal Investment Strategies

The Fund, under normal circumstances, will invest at least 80% of its assets in stocks of small and mid-cap companies (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks). The sub-adviser invests primarily in stocks of companies with a market capitalization, at the time of purchase, from $1 billion to $10 billion or within the range of the Russell 2500 Growth Index. As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2500 Growth Index was $101 million to $6.3 billion. The sub-adviser invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.
The sub-adviser may also invest up to 20% of the Fund’s assets in foreign securities. The sub-adviser may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The sub-adviser may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or developing new technologies.
The sub-adviser’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e. volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Active Trading Risk Active. trading (high portfolio turnover) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.

2	LVIP Columbia Small-Mid Cap Growth RPM Fund

•	Financial Services Sector Risk. When a fund concentrates its investments in the financial services industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the financial services industry.
•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
•	Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•	Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP Columbia Small-Mid Cap Growth RPM Fund	3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the ____ quarter of _____ at: ____%.
The fund's lowest return for a quarter occurred in the ____ quarter of ____ at: ____%.

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	10 years or Life of class
LVIP Columbia Small-Mid Cap Growth RPM Fund–Standard Class	%	%	%
Russell Midcap® Growth Index	%	%	%
LVIP Columbia Small-Mid Cap Growth RPM Fund–Service Class	%	%	%*
Russell Midcap® Growth Index	%	%	%*

*Since April 30, 2007
Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

Columbia Portfolio Managers	Company Title	Experience w/Fund
Wayne M. Collette	Managing Director, Senior Portfolio Manger	Since September 2012
George J. Myers	Director, Senior Portfolio Manager	Since September 2012
Lawrence W. Lin	Vice President, Senior Portfolio Manager	Since September 2012
Brain D. Neigut	Vice President, Senior Portfolio Manager	Since September 2012
James King	Vice President, Senior Portfolio Manager	Since September 2012

Purchase and Sale of Fund Shares

The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

4	LVIP Columbia Small-Mid Cap Growth RPM Fund

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

LVIP Columbia Small-Mid Cap Growth RPM Fund	5

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Fund, under normal circumstances, will invest at least 80% of its assets in stocks of small and mid-cap companies (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks). The sub-adviser invests primarily in stocks of companies with a market capitalization, at the time of purchase, from $1 billion to $10 billion or within the range of the Russell 2500 Growth Index. As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2500 Growth Index was $101 million to $6.3 billion. The sub-adviser invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.
The sub-adviser may also invest up to 20% of the Fund’s assets in foreign securities. The sub-adviser may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The sub-adviser may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or developing new technologies.
The sub-adviser’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The sub-adviser considers, among other factors:

•	overall economic and market conditions.
•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The sub-adviser may sell a security when the security’s price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.
The Fund intends to engage in active and frequent trading of portfolio securities as a part of its investment strategy. The Fund's portfolio turnover rate is expected to be significantly greater than 100% in any year. For example, the Fund would have a portfolio turnover rate of 100% if the Fund replaced all of its investments in one year.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of v that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic

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exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Active Trading Risk. Active trading (high portfolio turnover) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

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Prices of small and medium-sized company stocks may fluctuate inde&shy;pendently of larger company stock prices. Small and medium-sized com&shy;pany stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Financial Services Sector Risk. When a fund concentrates its investments in the financial services industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the financial services industry.
Components of financial services risk include the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; the risk of decreased liquidity in credit markets; the risk that unstable interest rates and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; the risk that financial services companies may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; the risk that the financial services sector has become increasingly competitive; and the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses (for example, subprime loans). Participants in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability is largely dependent upon the availability and the cost of capital.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

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Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2012 and was ____% of the Fund’s average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	Columbia Management Investment Advisers, LLC (“Columbia”), 100 Federal Street, Boston, Massachusetts 02110, is a registered investment adviser and wholly-owned subsidiary of Ameriprise Financial, Inc. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. As of December 31, 2012 Columbia had $____ billion in assets under management.
Columbia Portfolio Managers	Wayne M. Collette, CFA, Managing Director, Senior Portfolio Manager, is the lead Portfolio Manager for the Fund. George J. Myers, CFA, Director, Senior Portfolio Manager; Lawrence W. Lin, Vice President, Senior Portfolio Manager; Brian D. Neigut, Vice President, Senior Portfolio Manager; and James King, Vice President, Senior Portfolio Manager are responsible for the day-to-day co-management of the Fund's sub-advised assets.
Mr. Collette joined Columbia in 2001 and has been a member of the investment community since 1996. Prior to joining Columbia, Mr. Collette served as an Equity Research Analyst at Neuberger Berman and Schroder Capital Management. Mr. Collette earned a B.A. in Political Science from Brandeis University, and an M.B.A. in Finance, as a member of Beta Gamma Sigma Honor Society, from Columbia Business School at Columbia University. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.
Mr. Myers joined Columbia in 2004 and has been a member of the investment community since 1998. Prior to joining Columbia, Mr. Myers spent five years as a portfolio manager and analyst with Dresdner RCM Global Investors and previously held positions with J. Edwards Real Estate and Firstar Investment Research & Management Company. Mr. Myers earned his B.B.A. and M.S. degrees in Finance and real Estate at the University of Wisconsin. He participated in the Applied Securities Analysis Program and was an advisor to the Applied Real Estate Program at the University of Wisconsin. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.
Mr. Lin joined Columbia in 2006 and has part of the investment community since 1998. Prior to joining Columbia, Mr. Lin worked as a research analyst at Primarius Capital and Engemann Asset Management. Mr. Lin earned a B.S. in Biomedical Engineering with a minor in Business Administration from the University of Southern California. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.
Mr. Neigut joined Columbia in 2007 and has been a member of the investment community since 1995. Prior to joining Columbia, Mr. Neigut worked as a co-portfolio manager at Kern Capital Management LLC and Oppenheimer Funds, Inc. Mr. Neigut earned a B.B.A., magna cum laude, in Finance and International Business at Pacific Lutheran University. He also studied international business and economics abroad under the William J. Fulbright Scholarship Program. He is a Level III candidate for the Chartered Financial Analyst designation.
Mr. King joined Columbia in 2011 and has been a member of the investment community since 1995. Prior to joining Columbia, Mr. King served as senior equity analyst for Thrivent Financial and, prior to that, was an equity analyst for Itros Capital Management. Mr. King earned a B.S. in Economics from the University of Wisconsin and a M.B.A. in Finance from the University of Minnesota.
A discussion regarding the basis for the board of trustees approving the investment advisory contract for the Fund is available in the annual report to shareholders for the period ended December 31, 2012.

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Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.

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The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial

12

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

13

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 11.288	$ 8.871	$ 5.977	$ 14.126
Income (loss) from investment operations:
Net investment loss[2]		(0.036)	(0.018)	(0.017)	(0.034)
Net realized and unrealized gain (loss) on investments and foreign currencies		(0.821)	2.435	2.911	(6.136)
Total from investment operations		(0.857)	2.417	2.894	(6.170)
Less dividends and distributions from:
Net realized gain on investments		—	—	—	(1.979)
Total dividends and distributions		—	—	—	(1.979)
Net asset value, end of period		$ 10.431	$ 11.288	$ 8.871	$ 5.977
Total return[3]		(7.59%)	27.25%	48.42%	(49.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 17,721	$ 19,494	$ 15,381	$ 9,920
Ratio of expenses to average net assets		0.93%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.00%	1.06%	1.08%	1.07%
Ratio of net investment loss to average net assets		(0.31%)	(0.19%)	(0.24%)	(0.33%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly		(0.38%)	(0.27%)	(0.34%)	(0.42%)
Portfolio turnover		113%	103%	102%	179%

1 Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
14

	LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 11.178	$ 8.806	$ 5.948	$ 14.102
Income (loss) from investment operations:
Net investment loss[2]		(0.064)	(0.042)	(0.034)	(0.059)
Net realized and unrealized gain (loss) on investments and foreign currencies		(0.810)	2.414	2.892	(6.116)
Total from investment operations		(0.874)	2.372	2.858	(6.175)
Less dividends and distributions from:
Net realized gain on investments		—	—	—	(1.979)
Total dividends and distributions		—	—	—	(1.979)
Net asset value, end of period		$ 10.304	$ 11.178	$ 8.806	$ 5.948
Total return[3]		(7.83%)	26.94%	48.05%	(49.42%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 36,278	$ 31,227	$ 16,410	$ 11,088
Ratio of expenses to average net assets		1.18%	1.23%	1.23%	1.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.25%	1.31%	1.33%	1.32%
Ratio of net investment loss to average net assets		(0.56%)	(0.44%)	(0.49%)	(0.58%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly		(0.63%)	(0.52%)	(0.59%)	(0.67%)
Portfolio turnover		113%	103%	102%	179%
1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.
15

General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust

LVIP JPMorgan Mid Cap Value RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP JPMorgan Mid Cap Value RPM Fund (formerly LVIP Columbia Value Opportunities Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Mid Cap Value RPM Fund
(formerly LVIP Columbia Value Opportunities Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP JPMorgan Mid Cap Value RPM Fund (the “Fund”), is to seek long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Less Fee Waiver[1]	%	%
Net Expenses (After Fee Waiver)%		%
1 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.09% on the first $60 million of average net assets of the Fund. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

LVIP JPMorgan Mid Cap Value RPM Fund	1

Principal Investment Strategies

The Fund under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations between $1 billion and $20 billion at the time of purchase. In implementing its main strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The sub-adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.
The sub-adviser may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e. volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
•	Real Estate Investment Trusts (REITs) Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.

2	LVIP JPMorgan Mid Cap Value RPM Fund

•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP JPMorgan Mid Cap Value RPM Fund	3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the ____ quarter of ____ at: ____%.
The Fund's lowest return for a quarter occurred in the ____ quarter of ____ at:____%.

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	10 years or Life of class
LVIP JPMorgan Mid Cap Value RPM Fund–Standard Class	%	%	%
Russell 2000® Value Index	%	%	%
LVIP JPMorgan Mid Cap Value RPM Fund–Service Class	%	%	%*
Russell 2000® Value Index	%	%	%*

*Since April 30, 2007
Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMorgan”)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

JPMorgan Portfolio Managers	Company Title	Experience w/Fund
Jonathan K.L. Simon	Managing Director	Since September 2012
Lawrence Playford	Managing Director	Since September 2012
Gloria Fu	Executive Director	Since September 2012

Purchase and Sale of Fund Shares

The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

4	LVIP JPMorgan Mid Cap Value RPM Fund

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

LVIP JPMorgan Mid Cap Value RPM Fund	5

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations between $1 billion and $20 billion at the time of purchase. In implementing its main strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs).
The sub-adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. The sub-adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The sub-adviser may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly djust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
6

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Real Estate Investment Trusts (REITs) Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.
Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Prices of medium-sized company stock may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic con&shy;ditions or increasing interest rates.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

7

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result in loss if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the derivative may not achieve the anticipated benefits of the transaction, resulting in losses, which could be significant. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These derivatives could result in a loss if the counterparty to the transaction does not perform as promised.
Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Currency forwards and cross currency forwards may result in net short currency exposures. There is no assurance that the use of currency management strategies will be successful or that they will be used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.
Swap agreements may include interest rate, index, total return, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and similar instruments involve greater risks than investment in the referenced obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Buyers of swap transactions may lose their investment and recover nothing. Sellers of swap transactions may be exposed to leverage risk and may be required to pay the buyer the full notional value of the contract net of any amounts owed to the buyer.
Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing. If the expectations in using derivatives prove incorrect or if changes in their value do not correspond accurately to changes in the value of other portfolio holdings, losses can occur.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. For example, a counterparty may not perform as promised because of bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Derivative strategies, including their timing and character of income, gains or losses could have an adverse tax impact.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

8

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

9

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2012 and was ___% of the Fund’s average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	J.P. Morgan Investment Management Inc. (“JPMorgan”), 270 Park Avenue, New York, NY 10017, has provided investment management services since 1984. As of December 31, 2012, JPMorgan had $___ trillion in assets under management.
JPMorgan Portfolio Managers	Jonathan K.L. Simon, Managing Director; Lawrence Playford, Managing Director; and Gloria Fu, Executive Director are responsible for the day-to-day co-management of the Fund's sub-advised assets.
Mr. Simon joined the JPMorgan in 1980 as an Analyst in the London office, and became a Portfolio Manager in 1987. Mr. Simon has held numerous key positions, including President of Robert Fleming's U.S. Asset Management Operations and Chief Investment Officer of U.S. Value Equity. Mr. Simon holds a M.A. in mathematics from Oxford University.
Mr. Playford joined JPMorgan as a Financial Analyst in 1993. In 2003 Mr. Playford joined the investment team as an Analyst and was named a Portfolio Manager in 2004. Mr. Playford holds a B.B.A. in accounting from the University of Notre Dame and an M.B.A. in finance from Fordham University. He is a Certified Public Accountant and a CFA charterholder.
Ms. Fu joined JPMorgan in 2002. Ms. Fu worked for Robertson Stephens as an Analyst. From 1995 to 2000, she worked for both Arthur Andersen and Starwood Capital Group. Ms. Fu holds a Bachelors of Science and Masters degree in hotel administration from Cornell University. She also is a CFA charterholder.
A discussion regarding the basis for the board of trustees approving the investment advisory contract for the Fund is available in the annual report to shareholders for the period ended December 31, 2012.

Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing

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may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may

11

experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP JPMorgan Mid Cap Value RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010 [1]	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 10.544	$ 8.457	$ 6.821	$ 14.660
Income (loss) from investment operations:
Net investment income[4]		0.030	0.033	0.046	0.090
Net realized and unrealized gain (loss) on investments and foreign currencies		(0.217)	2.061	1.633	(3.750)
Total from investment operations		(0.187)	2.094	1.679	(3.660)
Less dividends and distributions from:
Net investment income		—	(0.007)	(0.043)	(0.038)
Net realized gain on investments		—	—	—	(4.141)
Total dividends and distributions		—	(0.007)	(0.043)	(4.179)
Net asset value, end of period		$ 10.357	$ 10.544	$ 8.457	$ 6.821
Total return[5]		(1.77%)	24.77%	24.65%	(33.95%)
Ratios and supplemental data:
Net assets,end of period (000 omitted)		$ 20,844	$ 47,733	$ 16,729	$ 20,205
Ratio of expenses to average net assets		1.02%	1.23%	1.25%	1.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed		1.08%	1.26%	1.25%	1.25%
Ratio of net investment income to average net assets		0.27%	0.35%	0.66%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed		0.21%	0.32%	0.66%	0.85%
Portfolio turnover		87%	57%	76%	59%

1 Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund's sub-advisor.

2 Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

3 Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

4 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
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	LVIP JPMorgan Mid Cap Value RPM Fund Service Class
	Year Ended
	12/21/2012	12/31/2011	12/31/2010 [1]	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 10.526	$ 8.458	$ 6.823	$ 14.657
Income (loss) from investment operations:
Net investment income[4]		0.003	0.010	0.028	0.067
Net realized and unrealized gain (loss) on investments and foreign currencies		(0.214)	2.058	1.632	(3.747)
Total from investment operations		(0.211)	2.068	1.660	(3.680)
Less dividends and distributions from:
Net investment income		—	—	(0.025)	(0.013)
Net realized gain on investments		—	—	—	(4.141)
Total dividends and distributions		—	—	(0.025)	(4.154)
Net asset value, end of period		$ 10.315	$ 10.526	$ 8.458	$ 6.823
Total return[5]		(2.00%)	24.45%	24.36%	(34.13%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 25,100	$ 16,199	$ 8,063	$ 4,317
Ratio of expenses to average net assets		1.27%	1.48%	1.50%	1.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed		1.33%	1.51%	1.50%	1.50%
Ratio of net investment income to average net assets		0.02%	0.10%	0.41%	0.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed		(0.04%)	0.07%	0.41%	0.60%
Portfolio turnover		87%	57%	76%	59%

1 Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund's sub-advisor.

2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

3 Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

4 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover is representative of the Fund for the entire year.
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General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP MFS International Growth RPM Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus April 30, 2013
LVIP MFS International Growth RPM Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
Subject to completion, Dated April 30, 2013
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP MFS International Growth RPM Fund
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP MFS International Growth RPM Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE)[1]	1.01%	1.01%
Total Annual Fund Operating Expenses (including AFFE)	2.01%	2.26%
Less Fee Waiver and Expense Reimbursement[2]	(0.80%)	(0.80%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	1.21%	1.46%
1 Based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund for all Other Expenses excluding distribution fees and AFFE. Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund's board of trustees and the adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
LVIP MFS International Growth RPM Fund	1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP MFS International Growth Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.
The Underlying Fund pursues its objective by investing at least 80% of its assets, determined at the time of purchase, in equity and equity-related securities (including Depositary Receipts). The Underlying Fund normally invests its assets primarily in foreign equity securities, including emerging market equity securities. The Underlying Fund may invest in companies of any size, including small and medium capitalization companies, throughout the world. The Underlying Fund expects to invest in various issuers or securities from at least four different foreign countries. Some issuers or securities in the Underlying Fund may be based in or economically tied to the United States.
The Underlying Fund management may invest a large percentage of the Underlying Fund's assets in issuers in a single country, a small number of countries, or a particular geographic region. The Underlying Fund management focuses on investing the Underlying Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Underlying Fund management uses a bottom-up investment approach to buying and selling investments for the Underlying Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2	LVIP MFS International Growth RPM Fund

•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Portfolio Managers
The individuals responsible for the RPM strategy are:
Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer of Lincoln Investment Advisors Corporation	Since April 2013
David A. Weiss	Vice President, Chief Investment Officer of Lincoln Investment Advisors Corporation	Since April 2013
The individuals responsible for the portfolio management of the Underlying Fund are:
Portfolio Managers	Company Title	Experience w/Fund
David A. Antonelli	Vice Chairman of Massachusetts Financial Services Company	Since October 2010
Kevin M. Dwan	Investment Officer of Massachusetts Financial Services Company	Since January 2012
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
LVIP MFS International Growth RPM Fund	3

Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP MFS International Growth RPM Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP MFS International Growth Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. The investment objective of the Underlying Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Underlying Fund pursues its objective by investing at least 80% of its net assets plus the amount of any borrowings for investment purposes, determined at the time of purchase, in equity and equity-related securities (including Depositary Receipts). The Underlying Fund normally invests its assets primarily in foreign equity securities, including emerging market equity securities. The Underlying Fund may invest in companies of any size, including small and medium capitalization companies, throughout the world. The Underlying Fund expects to invest in various issuers or securities from at least four different foreign countries. Some issuers or securities in the Underlying Fund may be based in or economically tied to the United States.
The Underlying Fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Underlying Fund focuses on investing its assets in the stocks of companies management believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Underlying Fund uses a bottom-up investment approach to buying and selling investments for the Underlying Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the future contracts. The adviser's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree. In addition, consistent with its investment objective, the Fund's ability to track the index may be limited by the RPM strategy.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
5

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What is the Underlying Fund?
The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.
The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits the Fund to invest in affiliated funds as well as other financial instruments.
The Fund expects to invest its assets primarily in the Underlying Fund (Standard Class shares), which invests directly in equity securities. Because the Fund and Underlying Fund are advised by the same adviser, they are considered to be affiliated funds. The Standard Class shares of the Underlying Fund will not pay 12b-1 fees. Thus, the Underlying Fund does not pay 12b-1 fees.
The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.
Underlying Fund information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate inde&shy;pendently of larger company stock prices. Small and medium-sized com&shy;pany stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
6

Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund invests could be more volatile than those of more geographically-diversified funds.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Non-Diversification Risk. When a fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
7

Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.
Adviser	LIA's advisory fee is 0.85% of the Fund’s average net assets.
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Underlying Fund Portfolio Managers	David A. Antonelli and Kevin M. Dwan are responsible for the portfolio management of the Underlying Fund.
Mr. Antonelli, Vice Chairman of Massachusetts Financial Services Company (“MFS”), also serves as a portfolio manager at MFS. He has been employed in the investment area of MFS since 1991.
Mr. Dwan, Investment Officer of MFS, also serves as a portfolio manager at MFS. He has been employed in the investment area of MFS since 2005.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2013.
Pricing of Fund Shares
Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:
•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.
8

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:
•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
•	exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
9

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
11

Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP RPM BlackRock Global Allocation V.I. Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus April 30, 2013
LVIP RPM BlackRock Global Allocation V.I. Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
Subject to completion, Dated April 30, 2013
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP RPM BlackRock Global Allocation V.I. Fund
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP RPM BlackRock Global Allocation V.I. Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses[1]	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)[1]	0.80%	0.80%
Total Annual Fund Operating Expenses (including AFFE)	1.65%	2.00%
Less Fee Waiver and Expense Reimbursement[2]	(0.75%)	(0.75%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.90%	1.25%
1 Based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed [xx]% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s board of trustees and the adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
LVIP RPM BlackRock Global Allocation V.I. Fund	1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.
The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a ﬁxed or ﬂuctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inﬂation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts (“REITs”).
When choosing investments, the Underlying Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversiﬁcation across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This ﬂexibility allows the Underlying Fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.
Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund management team’s outlook.
The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Throughout its history, the Underlying Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Underlying Fund management, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or proﬁts from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.
The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
2	LVIP RPM BlackRock Global Allocation V.I. Fund

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
•	Commodities Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
•	Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to therisks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently,
LVIP RPM BlackRock Global Allocation V.I. Fund	3

•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	High Yield Loan Risk. Bank loans (i.e., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•	Real Estate Investment Trusts (REITs) Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
•	Selection Risk. Selection Risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.
•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
•	Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
•	Subsidiary Risk. By investing in a subsidiary, a fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Underlying Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Underlying Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Underlying Fund.
•	Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrantexpires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
4	LVIP RPM BlackRock Global Allocation V.I. Fund

•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Portfolio Managers
The individuals responsible for the RPM strategy are:
Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer of Lincoln Investment Advisors Corporation	Since April 2013
David A. Weiss	Vice President, Chief Investment Officer of Lincoln Investment Advisors Corporation	Since April 2013
The individuals responsible for the portfolio management of the Underlying Fund are:
Portfolio Managers	Company Title	Experience w/Fund
Dennis Stattman, CFA	Managing Director of BlackRock, Inc.	Since 2001
Dan Chamby, CFA	Managing Director of BlackRock, Inc.	Since 2003
Aldo Roldan, PhD	Managing Director of BlackRock, Inc.	Since 2006
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP RPM BlackRock Global Allocation V.I. Fund	5

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.
The investment objective of the Underlying Fund is to seek high total investment return. Should the Board of Directors of the Underlying Fund determine that the investment objective of the Underlying Fund should be changed, shareholders of the Underlying Fund will be given notice before any such change is effective. However, such change can be effected without shareholder approval.
The Underlying Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world. There is no limit on the percentage of assets the Underlying Fund can invest in a particular type of security. Generally, the Underlying Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the Underlying Fund has no geographic limits on where its investments may be located. This flexibility allows the Underlying Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Underlying Fund’s objective.
The Underlying Fund management also utilizes this flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. The Underlying Fund may invest in both developed and emerging markets. As of December 31, 2011, the Underlying Fund was invested in 42 different countries with approximately 48% of its net assets invested outside of the United States. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies, however, the Underlying Fund may underweight or overweight a currency based on the Underlying Fund management’s outlook.
The Underlying Fund may also invest in REITs. REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-U.S. securities. Throughout its history, the Underlying Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.
The Underlying Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals.
The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing in in BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund. The Underlying Fund will limit its investments in the Subsidiary to 25% of its net assets.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Underlying Fund. As a result, in managing the Subsidiary’s portfolio, the Subsidiary’s management is subject to the same investment policies and restrictions that apply to the management of the Underlying Fund, and, in particular, to
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the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Underlying Fund’s Statement of Additional Information. The Underlying Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board of Directors regarding the Subsidiary’s compliance with its policies and procedures. The Underlying Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Underlying Fund.
The Underlying Fund management also provides investment management and other services to the Subsidiary, but does not receive separate compensation from the Subsidiary for providing it with such management or administrative services. However, the Underlying Fund pays management based on the Underlying Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.
The financial statements of the Subsidiary will be consolidated with the Underlying Fund’s financial statements in the Underlying Fund’s Annual and Semi-Annual Reports. The Underlying Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of the Underlying Fund’s prospectus. Please refer to the Underlying Fund’s Statement of Additional Information for additional information about the organization and management of the Subsidiary.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the future contracts. The adviser's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What is the Underlying Fund?
The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.
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The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits the Fund to invest in affiliated funds also to invest in other financial instruments.
The Fund expects to invest its assets primarily in the Underlying Fund (Class I), which invests directly in equity and fixed income securities. The Class I shares of the Underlying Fund will not pay 12b-1 fees. Thus, the Underlying Fund does not pay 12b-1 fees.
The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.
Underlying Fund information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Commodities Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The issuer also may have increased interest pay&shy;ments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result in loss if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
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The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the derivative may not achieve the anticipated benefits of the transaction, resulting in losses, which could be significant. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These derivatives could result in a loss if the counterparty to the transaction does not perform as promised.
Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Currency forwards and cross currency forwards may result in net short currency exposures. There is no assurance that the use of currency management strategies will be successful or that they will be used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.
Swap agreements may include interest rate, index, total return, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and similar instruments involve greater risks than investment in the referenced obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Buyers of swap transactions may lose their investment and recover nothing. Sellers of swap transactions may be exposed to leverage risk and may be required to pay the buyer the full notional value of the contract net of any amounts owed to the buyer.
Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing. If the expectations in using derivatives prove incorrect or if changes in their value do not correspond accurately to changes in the value of other portfolio holdings, losses can occur.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. For example, a counterparty may not perform as promised because of bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Derivative strategies, including their timing and character of income, gains or losses could have an adverse tax impact.
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portoflio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade
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statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
High Yield Loan Risk. Bank loans (i.e., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Prices of medium-sized company stock may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic con&shy;ditions or increasing interest rates.
Real Estate Investment Trusts (REITs) Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.
Selection Risk. Selection Risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.
Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political
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considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Subsidiary Risk. By investing in a subsidiary, a fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Underlying Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Underlying Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Underlying Fund.
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Non-Diversification Risk. When a fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
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Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.
Adviser	LIA's advisory fee is 0.75% of the Fund’s average net assets.
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Underlying Fund Portfolio Managers	Dennis Stattman, Dan Chamby and Aldo Roldan are jointly and primarily responsible for the management of the Underlying Fund’s portfolio, including setting the Underlying Fund’s overall investment strategy and overseeing the Underlying Fund’s management.
Mr. Stattman, CFA, has served as Managing Director of BlackRock, Inc. (“BlackRock”) since 2006 and Head of BlackRock’s Global Allocation team.
Mr. Chamby, CFA, has served as Managing Director of BlackRock since 2007. Mr. Chamby also served as a Director of BlackRock in 2006.
Mr. Roldan, PhD., has served as Managing Director of BlackRock since 2008. Mr. Roldan also served as a Director of BlackRock from 2006 to 2007.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2013.
Pricing of Fund Shares
Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:
•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.
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For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:
•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
•	exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
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The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
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Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust
LVIP RPM Fidelity VIP Contrafund® Portfolio
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus April 30, 2013
LVIP RPM Fidelity VIP Contrafund® Portfolio (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
Subject to completion, Dated April 30, 2013
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP RPM Fidelity VIP Contrafund® Portfolio
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP RPM Fidelity VIP Contrafund® Portfolio (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses[1]	0.16%	0.16%
Acquired Fund Fees and Expenses (AFFE)[1]	0.65%	0.65%
Total Annual Fund Operating Expenses (including AFFE)	1.51%	1.86%
Less Fee Waiver and Expense Reimbursement[2]	(0.76%)	(0.76%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.75%	1.10%
1 Based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.65% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed [xx]% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund's board of trustees and the adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses with-out fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
LVIP RPM Fidelity VIP Contrafund® Portfolio	1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the Fidelity VIP Contrafund® Portfolio (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. The Underlying Fund invests in securities of companies whose value, in the opinion of the Underlying Fund’s investment adviser, is not fully recognized by the public. The Underlying Fund also may invest in securities of foreign issuers, in addition to securities of domestic issuers.
The Underlying Fund allocates its assets across different market sectors, which may include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The Underlying Fund may invest in either growth or value stocks, or both. The Underlying Fund’s investment adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
2	LVIP RPM Fidelity VIP Contrafund® Portfolio

•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Portfolio Managers
The individuals responsible for the RPM strategy are:
Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer of Lincoln Investment Advisors Corporation	Since April 2013
David A. Weiss	Vice President, Chief Investment Officer of Lincoln Investment Advisors Corporation	Since April 2013
The individuals responsible for the portfolio management of the Underlying Fund are:
Portfolio Managers	Company Title	Experience w/Fund
Robert Stansky	Head of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
John Avery	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Adam Hetnarski	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Steven Kaye	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Robert Lee	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Peter Saperstone	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since March 2011
Douglas Simmons	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Pierre Sorel	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Nathan Strik	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since January 2010
Tobias Welo	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since November 2011
LVIP RPM Fidelity VIP Contrafund® Portfolio	3

Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP RPM Fidelity VIP Contrafund® Portfolio

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the Fidelity VIP Contrafund® Portfolio (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.
The investment objective of the Underlying Fund is to seek long-term capital appreciation. The Underlying Fund pursues its objective by investing in securities of companies whose value, in the opinion of the Underlying Fund’s investment adviser, is not fully recognized by the public. The types of companies in which the Underlying Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.
The Underlying Fund also may invest in securities of foreign issuers, in addition to securities of domestic issuers.
The Underlying Fund allocates its assets across different market sectors, which may include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The Underlying Fund’s investment adviser expects that these sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Underlying Fund may overweight or underweight one or more sectors from time to time, the Underlying Fund’s investment adviser expects the returns of the Underlying Fund to be driven primarily by the security selections of the managers of each sector.
At any given time, the Underlying Fund may tend to buy “growth” stocks or “value” stocks, or a combination of both types. The Underlying Fund’s investment adviser uses fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position and economic and market conditions.
In addition to the principal investment strategies discussed above, the Underlying Fund may lend its securities to broker-dealers or other institutions to earn income for the Underlying Fund. The Underlying Fund may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease its exposure to changing security prices or other factors that affect security values.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.
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The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the future contracts. The adviser's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What is the Underlying Fund?
The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.
The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits the Fund to invest in affiliated funds also to invest in other financial instruments.
The Fund expects to invest its assets primarily in the Underlying Fund (Initial Class shares), which invests directly in equity securities. The Initial Class shares of the Underlying Fund will not pay 12b-1 fees. Thus, the Underlying Fund does not pay 12b-1 fees.
The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.
Underlying Fund information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
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Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Non-Diversification Risk. When a fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
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Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.
Adviser	LIA's advisory fee is 0.70% of the Fund’s average net assets.
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Underlying Fund Portfolio Managers	Robert Stansky, John Avery, Adam Hetnarski, Steven Kaye, Robert Lee, Peter Saperstone, Douglas Simmons, Pierre Sorel, Nathan Strik and Tobias Welo are responsible for the portfolio management of the Underlying Fund.
Mr. Stansky, Head of Fidelity Management & Research Company’s (“FMR”) Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.
Mr. Avery, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.
Mr. Hetnarski, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.
Mr. Kaye, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research and portfolio manager.
Mr. Lee, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager.
Mr. Saperstone, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.
Mr. Simmons, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager.
Mr. Sorel, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.
Mr. Strik, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.
Mr. Welo, Member of FMR’s Stock Selector Large Cap Group, also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2013.
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Pricing of Fund Shares
Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:
•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.
For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:
•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
•	exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
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The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
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intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust
LVIP SSgA Large Cap RPM Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus April 30, 2013
LVIP SSgA Large Cap RPM Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
Subject to completion, Dated April 30, 2013
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP SSgA Large Cap RPM Fund
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA Large Cap RPM Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses (AFFE)[1]	0.28%	0.28%
Total Annual Fund Operating Expenses (including AFFE)	1.38%	1.63%
Less Fee Waiver and Expense Reimbursement[2]	(0.85%)	(0.85%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.53%	0.78%
1 Based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.50% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.50% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s board of trustees and the adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
LVIP SSgA Large Cap RPM Fund	1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSgA S&P 500 Index Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in a portfolio of investments that provide exposure to large capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the Underlying Fund may not invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500 Index, holding each stock in approximately the same proportion as its weighting in the S&P 500 Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The market capitalization range of the S&P 500 Index was $[xx] billion to $[xx] billion as of December 31, 2012. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
•	size;
•	frequency and ease by which their stocks trade; and
•	range and diversity of the American economy.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
*
“Standard & Poor's®”, “S&P 500®”, “Standard & Poor's 500®” and “500” are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment
2	LVIP SSgA Large Cap RPM Fund

objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Portfolio Managers
The individuals responsible for the RPM strategy are:
Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer of Lincoln Investment Advisors Corporation	Since April 2013
David A. Weiss	Vice President, Chief Investment Officer of Lincoln Investment Advisors Corporation	Since April 2013
The individuals responsible for the portfolio management of the Underlying Fund are:
Portfolio Managers	Company Title	Experience w/Fund
Lynn Blake	Managing Director of State Street Global Advisors	Since May 2008
John Tucker	Managing Director of State Street Global Advisors	Since May 2008
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
LVIP SSgA Large Cap RPM Fund	3

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP SSgA Large Cap RPM Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSgA S&P 500 Index Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. The Fund, under normal circumstances, invests at least 80% of its assets, determined at the time of purchase, in a portfolio of investments that provide exposure to large capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500 Index. This objective is non-fundamental and may be changed without shareholder approval.
The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the Underlying Fund may not invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500 Index, holding each stock in approximately the same proportion as its weighting in the S&P 500 Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The market capitalization range of the S&P 500 Index was $[xx] billion to $[xx] billion as of December 31, 2012. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
•	size;
•	frequency and ease by which their stocks trade; and
•	range and diversity of the American economy.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.
5

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the future contracts. The adviser's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.
The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What is the Underlying Fund?
The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.
The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits the Fund to invest in affiliated funds as well as other financial instruments.
The Fund expects to invest its assets primarily in the Underlying Fund (Standard Class shares), which invests directly in equity securities. Because the Fund and Underlying Fund are advised by the same adviser, they are considered to be affiliated funds. The Standard Class shares of the Underlying Fund will not pay 12b-1 fees. Thus, the Underlying Fund does not pay 12b-1 fees.
The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.
Underlying Fund information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
6

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Non-Diversification Risk. When a fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.
7

Adviser	LIA's advisory fee is 0.70% of the Fund’s average net assets.
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Underlying Fund Portfolio Managers	Lynn Blake and John Tucker are responsible for the portfolio management of the Underlying Fund.
Ms. Blake, Senior Managing Director of SSgA Funds Management, Inc., is the CIO of the Global Equity Beta Solutions Team. Ms. Blake also Co-Chairs the SSgA Fiduciary Committee and is a member of the Investment Committee, the North America Product Development Committee, the IT Steering Committee and the Executive Management Group. Prior to Ms. Blake’s current role, she was Head of Non-US Markets of passive equities. Ms. Blake joined SSgA in 1987.
Mr. Tucker, Managing Director of SSgA Funds Management, Inc., is the Co-Head of Passive Equity Strategies in North America and a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office and the Operations Manager for SSgA’s International Structured Products group. Mr. Tucker joined State Street in 1988.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2013.
Pricing of Fund Shares
Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:
•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.
For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:
•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
•	exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things,
8

most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or
9

alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
10

Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
11

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
12

Lincoln Variable Insurance Products Trust
LVIP SSgA Small-Cap RPM Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus April 30, 2013
LVIP SSgA Small-Cap RPM Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
Subject to completion, Dated April 30, 2013
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP SSgA Small-Cap RPM Fund
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA Small-Cap RPM Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses (AFFE)[1]	0.42%	0.42%
Total Annual Fund Operating Expenses (including AFFE)	1.72%	1.97%
Less Fee Waiver and Expense Reimbursement[2]	(1.05%)	(1.05%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.67%	0.92%
1 Based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.50% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s board of trustees and the adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
LVIP SSgA Small-Cap RPM Fund	1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSgA Small-Cap Index Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in a portfolio of investments that provide exposure to small capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index*, which emphasizes stocks of small U.S. companies. The Underlying Fund pursues its objectives by investing primarily in the securities that make up the Russell 2000® Index, although the Underlying Fund may not invest in every security in the Russell 2000® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the Underlying Fund’s performance, the Russell 2000® Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000® Index which represents approximately 8% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2000® Index was $[ ] million to $[ ] billion.
The Underlying Fund, under normal circumstances, invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000® Index is a widely used measure of small U.S. company stock performance.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
*
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000® and Russell 3000® are trademarks of Russell Investment Group.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
2	LVIP SSgA Small-Cap RPM Fund

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Portfolio Managers
The individuals responsible for the RPM strategy are:
Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer of Lincoln Investment Advisors Corporation	Since April 2013
David A. Weiss	Vice President, Chief Investment Officer of Lincoln Investment Advisors Corporation	Since April 2013
The individuals responsible for the portfolio management of the Underlying Fund are:
Portfolio Managers	Company Title	Experience w/Fund
Lynn Blake	Managing Director of State Street Global Advisors	Since May 2008
John Tucker	Managing Director of State Street Global Advisors	Since May 2008
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
LVIP SSgA Small-Cap RPM Fund	3

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP SSgA Small-Cap RPM Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSgA Small-Cap Index Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. The Fund, under normal circumstances, invests at least 80% of its assets, determined at the time of purchase, in a portfolio of investments that provide exposure to small capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index*, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.
The Underlying Fund pursues its objective by investing primarily in the securities that make up the Russell 2000 Index, although the Underlying Fund may not invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the Underlying Fund’s performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000® Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock’s current price). As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2000 Index was $[xx] million to $[xx] billion.
The Underlying Fund, under normal circumstances, invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money. The Underlying Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Underlying Fund, and differences between how and when the Underlying Fund and the index are valued.
The Fund's adviser will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.
5

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the future contracts. The adviser's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.
The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, the Fund has exposure to a diversified mix of equity securities (stocks).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
What is the Underlying Fund?
The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.
The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29196 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds. In addition, the SEC order permits the Fund to invest in affiliated funds as well as other financial instruments.
The Fund expects to invest its assets primarily in the Underlying Fund (Standard Class shares), which invests directly in equity securities. Because the Fund and Underlying Fund are advised by the same adviser, they are considered to be affiliated funds. The Standard Class shares of the Underlying Fund will not pay 12b-1 fees. Thus, the Underlying Fund does not pay 12b-1 fees.
The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.
Underlying Fund information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
6

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Non-Diversification Risk. When a fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.
7

Adviser	LIA's advisory fee is 0.90% of the Fund’s average net assets.
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Underlying Fund Portfolio Managers	Lynn Blake and John Tucker are responsible for the portfolio management of the Underlying Fund.
Ms. Blake, Senior Managing Director of SSgA Funds Management, Inc., is the CIO of the Global Equity Beta Solutions Team. Ms. Blake also Co-Chairs the SSgA Fiduciary Committee and is a member of the Investment Committee, the North America Product Development Committee, the IT Steering Committee and the Executive Management Group. Prior to Ms. Blake’s current role, she was Head of Non-US Markets of passive equities. Ms. Blake joined SSgA in 1987.
Mr. Tucker, Managing Director of SSgA Funds Management, Inc., is the Co-Head of Passive Equity Strategies in North America and a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office and the Operations Manager for SSgA’s International Structured Products group. Mr. Tucker joined State Street in 1988.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract will be available in the Fund's semi-annual report to shareholders for the period ending June 30, 2013.
Pricing of Fund Shares
Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:
•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.
For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:
•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
•	exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things,
8

most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or
9

alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
10

Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
11

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
12

Lincoln Variable Insurance Products Trust

LVIP Templeton Growth RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP Templeton Growth RPM Fund (formerly LVIP Templeton Growth Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Templeton Growth RPM Fund
(formerly LVIP Templeton Growth Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP Templeton Growth RPM Fund (the “Fund”) is to seek to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.73%	0.73%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

LVIP Templeton Growth RPM Fund	1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. Tthe Fund’s sub-adviser, under normal circumstances, invests at least 80% of the sub-adviser’s assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of medium-cap companies. The sub-adviser will generally select investments from among many different industries. As a general matter, the sub-adviser will invest in a minimum of five different foreign countries.

The sub-adviser emphasizes a “value” approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a “bottom-up” selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the “fair value” target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

2	LVIP Templeton Growth RPM Fund

•	Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the _____ quarter of ____ at: ____%.
The Fund's lowest return for a quarter occurred in the _____ quarter of ____ at: _____%.

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	10 years or Life of class
LVIP Templeton Growth RPM Fund–Standard Class	%	%	%
MSCI World Index (net dividends)%		%	%
LVIP Templeton Growth RPM Fund–Service Class	%	%	%*
MSCI World Index (net dividends)%		%	%*

*Since inception April 30, 2007.
LVIP Templeton Growth RPM Fund	3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (”LIA“)
Investment Sub-Adviser: Templeton Investment Counsel, LLC (”Templeton“)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

Templeton Portfolio Managers	Company Title	Experience w/Fund
Peter Nori	Executive Vice President	Since July 2003
Cindy Sweeting	President, Chairman and Director	Since October 1997
Heather Waddell	Vice President	Since January 2011

Purchase and Sale of Fund Shares

The Fund sells its shares to The Lincoln National Life Insurance Company (”Lincoln Life“), Lincoln Life & Annuity Company of New York (”LNY“), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (”variable contracts“) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

4	LVIP Templeton Growth RPM Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The Fund’s sub-adviser invests, under normal circumstances, at least 80% of the sub-adviser’s assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of medium-cap companies. The sub-adviser will generally select investments from among many different industries. As a general matter, the sub-adviser will invest in a minimum of five different foreign countries.

The sub-adviser emphasizes a “value” approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a “bottom-up” selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the “fair value” target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-tra ded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

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Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Prices of medium-sized company stock may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic con&shy;ditions or increasing interest rates.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.

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Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

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Adviser	LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2012 was ___% of the Fund's average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	Templeton Investment Counsel, LLC (“TICL”), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, is a registered investment adviser and a Delaware Limited Liability Company. TICL is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin”), a Delaware corporation. Net assets under the management of the Franklin organization was over $____ billion as of December 31, 2012.
Templeton Portfolio Managers	The Fund's sub-advised assets are managed by a team, with Peter Nori as the lead portfolio manager. The other team members are Cindy Sweeting and Heather Waddell. Prior to August 1, 2003, Ms. Sweeting served as the portfolio manager.
Peter Nori, Executive Vice President of TICL, joined Franklin Templeton Investments in 1987. Mr. Nori is a CFA, and has been a member of the global equity research team since 1994.
Ms. Sweeting is President and Director of Portfolio Management for TICL. She has a CFA and joined Templeton in 1997 after working as a Senior Vice President-Investments with McDermott International Inn Company from 1983 to 1997.
Ms. Waddell is Vice President and Portfolio Manager-Research Analyst with TICL. She joined the firm in 1996 and holds a CFA.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts are available in the Fund's annual report to shareholders for the period ended December 31, 2012.

Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing

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may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may

9

experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP Templeton Growth RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 25.503	$ 24.371	$ 19.352	$ 33.233
Income (loss) from investment operations:
Net investment income[2]		0.553	0.427	0.412	0.636
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.339)	1.158	5.021	(12.906)
Total from investment operations		(0.786)	1.585	5.433	(12.270)
Less dividends and distributions from:
Net investment income		(0.556)	(0.453)	(0.405)	(0.534)
Net realized gain on investments		—	—	(0.009)	(1.077)
Total dividends and distributions		(0.556)	(0.453)	(0.414)	(1.611)
Net asset value, end of period		$ 24.161	$ 25.503	$ 24.371	$ 19.352
Total return[3]		(3.09%)	6.57%	28.11%	(37.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 90,320	$130,817	$151,545	$ 129,853
Ratio of expenses to average net assets		0.83%	0.83%	0.83%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		0.83%	0.83%	0.85%	0.82%
Ratio of net investment income to average net assets		2.12%	1.79%	1.99%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		2.12%	1.79%	1.97%	2.40%
Portfolio turnover		29%	11%	18%	11%

1 Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
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	LVIP Templeton Growth RPM Fund Service Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 25.512	$ 24.382	$ 19.369	$ 33.224
Income (loss) from investment operations:
Net investment income[2]		0.483	0.368	0.363	0.581
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.333)	1.154	5.016	(12.890)
Total from investment operations		(0.850)	1.522	5.379	(12.309)
Less dividends and distributions from:
Net investment income		(0.491)	(0.392)	(0.357)	(0.469)
Net realized gain on investments		—	—	(0.009)	(1.077)
Total dividends and distributions		(0.491)	(0.392)	(0.366)	(1.546)
Net asset value, end of period		$ 24.171	$ 25.512	$ 24.382	$ 19.369
Total return[3]		(3.34%)	6.30%	27.81%	(37.90%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$140,358	$127,871	$105,843	$ 92,968
Ratio of expenses to average net assets		1.08%	1.08%	1.07%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.08%	1.08%	1.10%	1.07%
Ratio of net investment income to average net assets		1.87%	1.54%	1.75%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.87%	1.54%	1.72%	2.15%
Portfolio turnover		29%	11%	18%	11%
1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.
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General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust

LVIP UBS Large Cap Growth RPM Fund

Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus April 30, 2013
LVIP UBS Large Cap Growth RPM Fund (formerly LVIP Janus Capital Appreciation Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP UBS Large Cap Growth RPM Fund
(formerly LVIP Janus Capital Appreciation Fund)

(Standard and Service Class)
Investment Objective

The investment objective of the LVIP UBS Large Cap Growth RPM Fund (the “Fund”) is long-term growth of capital in a manner consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Less Fee Waiver[1]	%	%
Net Expenses (After Fee Waiver)%		%
1 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% on the first $100 million of average daily net assets of the Fund and 0.10% on the next $150 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$	$	$	$
Service Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

LVIP UBS Large Cap Growth RPM Fund	1

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The sub-adviser defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”). The sub-adviser may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
In selecting securities, the sub-adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the sub-adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum, when selecting securities. The sub-adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.
In deciding whether an investment is tied to the U.S., the sub-adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the sub-adviser may invest up to 100% of the sub-adviser’s portion of assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the sub-adviser engages in such activities, the Fund may not achieve its investment objective.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

•	Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•	Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

2	LVIP UBS Large Cap Growth RPM Fund

•	Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
•	Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
•	Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP UBS Large Cap Growth RPM Fund	3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class shares from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods, compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table do not reflect the impact of variable contract expenses. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained at https://www.lfg.com.

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 16.09%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.84%).

Average Annual Total Returns For periods ended 12/31/12
	1 year	5 years	10 years or Life of class
LVIP UBS Large Cap Growth RPM Fund–Standard Class	%	%	%
Russell 1000® Growth Index	%	%	%
LVIP UBS Large Cap Growth RPM Fund–Service Class	%	%	%*
Russell 1000® Growth Index	%	%	%*

*Since May 15, 2003.
Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser: UBS Global Asset Management (Americas) Inc. (“UBS”)

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012
David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

UBS Portfolio Manager	Company Title	Experience w/Fund
Paul A. Graham	Managing Director	Since December 2012
Saverio (Sam) Console	Executive Director	Since December 2012
Peter J. Bye	Executive Director	Since December 2012

Purchase and Sale of Fund Shares

The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.

4	LVIP UBS Large Cap Growth RPM Fund

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) that are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.

LVIP UBS Large Cap Growth RPM Fund	5

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The sub-adviser defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”). The sub-adviser may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
In selecting securities, the sub-adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the sub-adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum, when selecting securities. The sub-adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.
In deciding whether an investment is tied to the U.S., the sub-adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the sub-adviser may invest up to 100% of the sub-adviser’s portion of assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the sub-adviser engages in such activities, the Fund may not achieve its investment objective.
The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect fund performance and the Fund may not achieve its investment objective.
6

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Prices of medium-sized company stock may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic con&shy;ditions or increasing interest rates.
Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding the company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of securities transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in: missed investment opportunities, holding a portion of assets in cash, or delays in disposing of securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect investments in securities that trade in, and/or receive revenues in, foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.

7

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on futures contracts may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result in loss if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the derivative may not achieve the anticipated benefits of the transaction, resulting in losses, which could be significant. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These derivatives could result in a loss if the counterparty to the transaction does not perform as promised.
Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Currency forwards and cross currency forwards may result in net short currency exposures. There is no assurance that the use of currency management strategies will be successful or that they will be used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.
Swap agreements may include interest rate, index, total return, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and similar instruments involve greater risks than investment in the referenced obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Buyers of swap transactions may lose their investment and recover nothing. Sellers of swap transactions may be exposed to leverage risk and may be required to pay the buyer the full notional value of the contract net of any amounts owed to the buyer.

8

Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing. If the expectations in using derivatives prove incorrect or if changes in their value do not correspond accurately to changes in the value of other portfolio holdings, losses can occur.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. For example, a counterparty may not perform as promised because of bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Derivative strategies, including their timing and character of income, gains or losses could have an adverse tax impact.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
LIA may hire one or more sub-advisers who are responsible for the Fund's day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA, (including the effective advisory fee rate for the most recently completed fiscal year), the Fund's sub-adviser, and the portfolio managers are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

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Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2012 and was ____% of the Fund’s average net assets).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the RPM strategy.
Mr. Adamson, CPA is a Portfolio Manager responsible for the day-to day co-management of the Fund's RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Adamson has a B.S. from Indiana University.
Mr. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund's RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services. Mr. Wiess has a B.S. from Plymouth State College and an MBA from Boston University Graduate School of Management.
Sub-Adviser	UBS Global Asset Management (Americas) Inc. (“UBS”), 1285 Avenue of the Americas, New York, NY 10019, has provided investment management services since 1981. As of December 31, 2012, UBS has approximately $___ billion in assets under management.
UBS Portfolio Managers	Paul A. Graham, Saverio (Sam) Console, and Peter J. Bye Console are co-portfolio managers of the Fund and are responsible for managing the Fund’s portfolio and reviewing its overall composition.
Mr. Graham joined UBS in 1994 and is currently a Managing Director of UBS Global AM. Mr. Graham has overall responsibility for all aspects of growth investing strategies at UBS Global AM.
Mr. Console joined UBS in 1997 and is currently an Executive Director of UBS Global AM. Prior to assuming his role on the U.S. Large Cap Growth Equity portfolio construction team in 2005, he was responsible for providing research and analytical support, including database management, development of valuation models and creation of trade communications systems for the Growth Investors group.
Mr. Bye joined UBS in 2010 and is currently an Executive Director of UBS Global AM. Prior to joining UBS, Mr. Bye worked for 12 years in equity research covering healthcare sectors at Cowen & Co., Citigroup, Wachovia and, most recently, Jefferies and Co.
A discussion regarding the basis for the board of trustees approving the investment advisory contract for the Fund is available in the annual report to shareholders for the period ended December 31, 2012.

Pricing of Fund Shares

Each fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each fund determines its NAV by:

•	adding the values of all securities investments and other assets;
•	subtracting liabilities (including dividends payable); and
•	dividing by the number of shares outstanding.

For funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each fund in the Trust typically values its investments as follows:

•	equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
•	U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

A fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a fund's holdings may fluctuate on days when you do not have access to the fund to purchase or redeem shares.
In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's Board. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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A fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold Fund shares in variable accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.

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The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund's Standard and Service Class shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	LVIP UBS Large Cap Growth RPM Fund Standard Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 21.503	$ 19.449	$ 14.150	$ 24.169
Income (loss) from investment operations:
Net investment income[1]		0.128	0.118	0.087	0.121
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.350)	2.086	5.351	(10.000)
Total from investment operations		(1.222)	2.204	5.438	(9.879)
Less dividends and distributions from:
Net investment income		(0.047)	(0.150)	(0.139)	(0.140)
Total dividends and distributions		(0.047)	(0.150)	(0.139)	(0.140)
Net asset value, end of period		$ 20.234	$ 21.503	$ 19.449	$ 14.150
Total return[2]		(5.69%)	11.35%	38.53%	(40.82%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$274,479	$327,270	$327,324	$ 264,563
Ratio of expenses to average net assets		0.76%	0.76%	0.75%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		0.84%	0.84%	0.85%	0.85%
Ratio of net investment income to average net assets		0.60%	0.60%	0.55%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		0.52%	0.52%	0.45%	0.47%
Portfolio turnover		89%	46%	52%	68%

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
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	LVIP UBS Large Cap Growth RPM Fund Service Class
	Year Ended
	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008
Net asset value, beginning of period		$ 21.348	$ 19.313	$ 14.087	$ 24.036
Income (loss) from investment operations:
Net investment income[1]		0.075	0.069	0.047	0.072
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.339)	2.067	5.319	(9.931)
Total from investment operations		(1.264)	2.136	5.366	(9.859)
Less dividends and distributions from:
Net investment income		—	(0.101)	(0.140)	(0.090)
Total dividends and distributions		—	(0.101)	(0.140)	(0.090)
Net asset value, end of period		$ 20.084	$ 21.348	$ 19.313	$ 14.087
Total return[2]		(5.92%)	11.08%	38.17%	(40.97%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 51,548	$ 66,848	$ 57,564	$ 26,462
Ratio of expenses to average net assets		1.01%	1.01%	1.00%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly		1.09%	1.09%	1.10%	1.10%
Ratio of net investment income to average net assets		0.35%	0.35%	0.30%	0.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly		0.27%	0.27%	0.20%	0.22%
Portfolio turnover		89%	46%	52%	68%

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
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General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated April 30, 2013, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund
LVIP Delaware Foundation® Conservative Allocation Fund
LVIP Delaware Foundation® Moderate Allocation Fund
LVIP Delaware Foundation® Aggressive Allocation Fund
LVIP Dimensional U.S. Equity Fund
LVIP Dimensional Non-U.S. Equity Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA Global Tactical Allocation RPM Fund
1300 South Clinton Street
Fort Wayne, Indiana 46802
Statement of Additional Information April 30, 2013
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption—referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: the Standard Class and the Service Class.
Each Fund's most recent Annual Report to Shareholders, which contains each Fund's audited financial statements, is hereby incorporated by reference. This SAI should be read in conjunction with a Fund prospectus dated April 30, 2013. You may obtain a copy of a Fund's prospectus, annual or semi-annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

[THIS PAGE INTENTIONALLY LEFT BLANK]

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Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
The investment objective of all the Funds (with the exception of LVIP SSgA Global Tactical Allocation RPM Fund) is non-fundamental and may be changed without the affirmative vote of a majority of outstanding voting securities of the Funds. There can be no assurance that the objective of a Fund will be achieved.
Each of the Funds (with the exception of LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, LVIP Delaware Foundation® Aggressive Allocation Fund, and LVIP SSgA Global Tactical Allocation RPM Fund) is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a Fund's sub-adviser (if applicable) unless the context otherwise indicates.
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, each Fund (with the exception of the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund) will look through to the portfolio holdings of any underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.
Each Fund may not:
1. Change its investment objective, except for the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, LVIP American Preservation Fund, LVIP Delaware Foundation® Aggressive Allocation Fund, LVIP Delaware Foundation® Conservation Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, LVIP Vanguard/Dimensional Total Bond Fund, LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, and LVIP SSgA Moderately Aggressive Structured Allocation Fund.
2. Make investments that will result in the concentration—as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof—of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
7. Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
8. Each of the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, LVIP Delaware Foundation® Aggressive Allocation Fund, and LVIP SSgA Global Tactical Allocation RPM Fund may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested
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in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means a Fund’s adviser may elect to engage or not engage in the various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed by the adviser to the Funds or by underlying funds at all times, or ever employed.
The following narrative provides additional information concerning the investment strategies that the Funds may employ and the risks of those investment strategies.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Funds' total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Funds' total assets.
Specifically, provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Funds' total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of
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the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Corp. (S& P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Each Fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. Although a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Equity linked securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Exchange-Traded Funds (ETFs). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile.
The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in ETFs that are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. These ETFs are typically structured as grantor trusts and are not registered under the 1940 Act or subject to the regulations thereunder. The value of investments in ETFs that invest directly in commodities (including, but not limited to gold, silver, platinum or other precious metals), relates directly to the value of the commodities held by the ETF, and such ETFs have risks similar to direct
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investments in those commodities. A significant portion of commodities are controlled by governments, central banks, hedge funds and other institutions. If one or more of these institutions decides to sell a large quantity of a commodity, it could cause a decline in price of the commodity. Should the speculative community take a negative view towards a commodity, it could also cause a decline in price of the commodity. Other factors that may affect the price of a commodity include global supply and demand, political or financial events, investors' expectations with respect to the rate of inflation, currency exchange rates, interest rates, and the trading activities of hedge funds and commodity funds.
Foreign Currency-Denominated Cash. To facilitate overseas securities transactions, a Fund may hold a portion of its assets in foreign currency- denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15% of Fund assets, although the Funds anticipate that under normal circumstances, less than 10% of Fund assets would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed 35% of a Fund’s assets.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).
A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.
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Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.
Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus,an emerging market countryisa country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Index. The countries included in this definition will change over time. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an Futures Commission Merchant (FCM) when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Each Fund has filed a notice pursuant to CFTC Regulation 4.5 claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Although the Funds would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends
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on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’ s access to other assets held to cover its futures positions also could be impaired.
Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair” valued in accordance with a Fund's procedures, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser will determine the liquidity of securities purchased by the Funds, subject to oversight by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail itself of Rule 144A under the Securities Act of 1933 which permits the Funds to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
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Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the Funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the 1940 Act, any rule or order thereunder, or any Securities and Exchange Commission (SEC) staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest Fund assets in money market funds that they advise or in other investment companies. Each Fund has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
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Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collaterized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities” — are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with
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currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must
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continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
The successful use of a Fund’ s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
A Fund’s written options positions will be covered at all times. A call option written by a Fund will be deemed to be covered if the Fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a Fund will be deemed to be covered if the Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the Fund. A Fund may also cover a written options position by segregating cash or liquid securities equal to the Fund’s net uncovered obligation.
The effective use of options also depends on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater
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flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.
Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
While a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Short Sales. Stocks underlying a Fund’s convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a Fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock’s decline on the value of the convertible security. A Fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
A Fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call
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options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Swaps and Swaps-Related Products.Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
A Fund will usually enter into swap transactions, caps and floors on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be posted as collateral with the counterparty.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser
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of protection whole or pay an agreed upon amount. If the Fund enters into a swap transaction on other than a net basis, such as with a CDS contract, the Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
The use of swaps and swap-related transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. These transactions are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.
A significant risk in swap and swap-related transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis, if there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are different than with the Fund's principal investment strategies, such as holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Portfolio Transactions and Brokerage
The Funds' adviser or sub-advisers (collectively referred to as the adviser), is responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter
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markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.
The adviser currently provides investment advice to a number of other clients. The adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the adviser provides investment advice (including affiliates of the adviser, as the case may be).
On occasions when the adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser regards as a useful supplement of its own internal research capabilities.
The adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser; in addition, the adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the adviser and not solely or necessarily for the benefit of the Funds. The adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2012, 2011 and 2010, the Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2012	2011	2010
LVIP American Balanced Allocation Fund		N/A	N/A
LVIP American Growth Allocation Fund		N/A	N/A
LVIP American Income Allocation Fund		N/A	N/A
LVIP American Preservation FundA		N/A	N/A
LVIP Delaware Foundation® Conservative Allocation Fund		$123,817	$142,937
LVIP Delaware Foundation® Moderate Allocation Fund		50,337	48,855
LVIP Delaware Foundation® Aggressive Allocation Fund		170,581	213,906
LVIP SSgA Conservative Index Allocation Fund		1,731	103
LVIP SSgA Moderate Index Allocation Fund		4,143	180
LVIP SSgA Moderately Aggressive Index Allocation Fund		3,961	140
LVIP SSgA Conservative Structured Allocation Fund		5,220	270
LVIP SSgA Moderate Structured Allocation Fund		13,056	803
LVIP SSgA Moderately Aggressive Structured Allocation Fund		5,023	233
LVIP SSgA Global Tactical Allocation RPM Fund		51,502	N/A
17

	2012	2011	2010
LVIP Dimensional U.S. Equity Fund		N/A	N/A
LVIP Dimensional Non-U.S. Equity Fund		N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund		21,977	N/A
LVIP Vanguard International Equity ETF Fund		40,535	N/A
LVIP Dimensional/Vanguard Total Bond Fund		9,028	N/A
A The Fund did not pay for any brokerage and research services because the Fund had not yet commenced operations.
During the fiscal year ended December 31, 2012, the adviser or sub-adviser, as appropriate, for each of the following Funds allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:
	Transactions	Related Brokerage Commissions
LVIP Delaware Foundation® Conservative Allocation Fund	[ ]	[ ]
LVIP Delaware Foundation® Moderate Allocation Fund	[ ]	[ ]
LVIP Delaware Foundation® Aggressive Allocation Fund	[ ]	[ ]
Purchases of Securities of “ Regular” Brokers or Dealers
As of December 31, 2012, the following Funds held securities issued by their “regular” broker-dealers or the parent companies of their “regular” broker-dealers:
Value of Securities of “Regular” Broker-Dealers
LVIP Delaware Foundation® Conservative Allocation Fund
Bank of New York	[ ]
JP Morgan	[ ]
Bank of America	[ ]
Abbey National NA	[ ]
JP Morgan Securities	[ ]
Morgan Stanley	[ ]
LVIP Delaware Foundation® Moderate Allocation Fund
Bank of New York	[ ]
JP Morgan	[ ]
Bank of America	[ ]
JP Morgan Securities	[ ]
Abbey National NA	[ ]
BNY Brokerage, Inc.	[ ]
Morgan Stanley	[ ]
LVIP Delaware Foundation® Aggressive Allocation Fund
Bank of New York	[ ]
JP Morgan	[ ]
Bank of America	[ ]
Abbey National NA	[ ]
JP Morgan Securities	[ ]
BNY Brokerage, Inc.	[ ]
Morgan Stanley	[ ]
LVIP SSgA Conservative Index Allocation Fund
Barclays Investments	[ ]
LVIP SSgA Moderate Index Allocation Fund
Barclays Investments	[ ]
LVIP SSgA Moderately Aggressive Index Allocation Fund
Barclays Investments	[ ]
LVIP SSgA Conservative Structured Allocation Fund
Barclays Investments	[ ]
LVIP SSgA Moderate Structured Allocation Fund
18

Value of Securities of “Regular” Broker-Dealers
Barclays Investments	[ ]
LVIP SSgA Moderately Aggressive Structured Allocation Fund
Barclays Investments	[ ]
LVIP SSgA Global Tactical Allocation RPM Fund
Barclays Investments	[ ]
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Funds' portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, and LVIP Delaware Foundation Moderately Aggressive Allocation Fund entered into a commission recapture program with Russell, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements of the Funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture program.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.
The LVIP American Balanced Allocation Fund experienced an increase in portfolio turnover from 0% in 2010 to 33% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP American Growth Allocation Fund experienced an increase in portfolio turnover from 1% in 2010 to 26% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP American Income Allocation Fund experienced an increase in portfolio turnover from 1% in 2010 to 41% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Conservative Index Allocation Fund experienced an increase in portfolio turnover from 5% in 2010 to 35% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Moderate Index Allocation Fund experienced an increase in portfolio turnover from 2% in 2010 to 11% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Moderately Aggressive Index Allocation Fund experienced an increase in portfolio turnover from 2% in 2010 to 9% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
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The LVIP SSgA Conservative Structured Allocation Fund experienced an increase in portfolio turnover from 1% in 2010 to 11% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Moderate Structured Allocation Fund experienced an increase in portfolio turnover from 0% in 2010 to 7% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Moderately Aggressive Structured Allocation Fund experienced an increase in portfolio turnover from 0% in 2010 to 16% in 2011. The increase was primarily due to the Fund being a new Fund and the adviser's positioning of the investments as the Fund obtained assets.
The LVIP SSgA Global Tactical Allocation RPM Fund experienced a decrease in portfolio turnover from 140% in 2010 to 46% in 2011. The higher portfolio turnover in 2010 was due to the replacement of the sub-adviser on July 30, 2010.
Trustees and Officers
The Board of Trustees (Board of Trustees, or the Board) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (Trustees) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their successors are elected and qualified. The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and executive officers of the Trust is set forth below. Each Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustees.” Trustees who are not interested persons are referred to as Independent Trustees. The Trustees (except Steve A. Cobb, Robert W. Dineen and Daniel R. Hayes) were elected or re-elected at the Special Meeting of Stockholders of the Trust on April 5, 2007 to serve until the next shareholders' meeting, if any, or until their successors shall have been duly elected and qualified.
The term Fund Complex includes the 66 Funds of the Lincoln Variable Insurance Products Trust and the 5 Funds of the Trust.
Interested Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Daniel R. Hayes* Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1957	Chairman, President and Trustee	Chairman since September 2009; President and Trustee since December 2008	Vice President, The Lincoln National Life Insurance Company; Formerly: Senior Vice President, Fidelity Investments	71	Lincoln Advisors Trust
Robert W. Dineen* 2005 Market Street 34th Floor Philadelphia, PA 19103 YOB: 1949	Trustee	Trustee since January 2013	Vice Chairman, Lincoln Financial Network	71	Lincoln Advisors Trust

*	Daniel R. Hayes, currently Chairman and President of the Trust, and Robert W. Dineen, Trustee, are interested persons of the Trust because each is an officer of The Lincoln National Life Insurance Company or its affiliates.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1971	Trustee	Trustee since January 2013	Managing Director, CID Capital (private equity firm)	71	Former Director of SPS Commerce (supply chain software provider); Trustee of Lincoln Variable Insurance Products Trust
20

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Michael D. Coughlin 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1942	Trustee	Trustee since April 2007	Management Consultant, Owner of Coughlin Associates	71	Merrimack County Savings Bank; Trustee of Merrimack Bankcorp, MHC; Lincoln Advisors Trust
Nancy L. Frisby 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1941	Trustee	Trustee since April 1992	Retired; Formerly: Senior Vice President and Chief Financial Officer, Desoto Memorial Hospital	71	Lincoln Advisors Trust
Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since April 2007	Retired, State Representative, State of New Hampshire; Retired, Executive Director, United Way of Merrimack County	71	Lincoln Advisors Trust
Gary D. Lemon, Ph.D. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since February 2006; formerly: Advisory Trustee from November 2004 to February 2006	Joseph Percival Allen, III, University Professor; James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship; Professor of Economics and Management, DePauw University	71	Lincoln Advisors Trust
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since April 2007	Managing Partner, Rath, Young, and Pignatelli, P.C. (law firm)	71	Associated Grocers of New England; Lincoln Advisors Trust
Kenneth G. Stella** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since February 1998	Retired; Formerly: President Emeritus, Indiana Health Association, Formerly: President, Indiana Hospital & Health Association	71	Advisory Board of Harris Bank; St. Vincent Health; Lincoln Advisors Trust
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since August 2004	Retired, Formerly: Director of Blue & Co., LLC (accounting firm)	71	Lincoln Advisors Trust

**	Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.
Officers Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Kevin J. Adamson 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Vice President	Vice President since June 2011; Formerly: Second Vice President since May 2006	Vice President and Chief Operating Officer, Lincoln Investment Advisors Corporation; Vice President, Director of Funds Management, The Lincoln National Life Insurance Company; Formerly: Director of Financial Operations, Swiss Re/Lincoln Re	N/A	N/A
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Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Delson R. Campbell 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1967	Vice President	Vice President since December 2012	Vice President, The Lincoln National Life Insurance Company	N/A	N/A
Jeffrey D. Coutts 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since March 2012	Treasurer, Lincoln National Corporation; Formerly: Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Formerly: Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance Company	N/A	N/A
William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Vice President since June 2011; Chief Accounting Officer since May 2006; Formerly: Second Vice President since 2007	Second Vice President and Director of Separate Account Operations, The Lincoln National Life Insurance Company	N/A	N/A
David A. Weiss One Granite Place Concord, NH 03301 YOB: 1976	Vice President	Vice President since June 2011; Formerly: Assistant Vice President since August 2007	Vice President and Chief Investment Officer, Lincoln Investment Advisors Corporation; Vice President, Funds Management Research, The Lincoln National Life Insurance Company; Formerly: Director, Funds Management Research; Mutual Fund/Securities Analyst; Senior Mutual Fund Analyst, Jefferson Pilot Corp.	N/A	N/A
John (Jack) A. Weston One Granite Place Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Chief Compliance Officer since May 2007	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly: Treasurer, Jefferson Pilot Variable Fund, Inc.	N/A	N/A
Jill R. Whitelaw Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1963	Vice President, Secretary and Chief Legal Officer	Secretary since June 2011	Vice President and Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Vice President, Secretary and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly, Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch & Co.	N/A	N/A
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Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has been a Trustee of the Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a Director of ABC Industries (industrial and mining ventilation products manufacturer), Salon Grafix (consumer hair care products manufacturer), and Matilda Jane (girls clothing manufacturer and marketer). He has previously served as a Director of multiple other private and public companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past Director of several community non-profit organizations, most recently completing a three-year term on the Board of Directors of the Carmel Clay Public Library Foundation. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over 20 years of financial, accounting and business management insight.
Michael D. Coughlin. Mr. Coughlin has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Coughlin previously served as a Director of the Jefferson Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mr. Coughlin owns Michael D. Coughlin Associates (General Management Consulting) and previously was President of Concord Litho Company, Inc. from 1985 to 1999. Mr. Coughlin’s background includes Chairman or President roles in a number of companies and charitable organizations. He is currently a Trustee of Merrimack County Savings Bank in New Hampshire. Through his experience, Mr. Coughlin is qualified to advise the Board in management, financial and investment matters.
Robert W. Dineen. Mr. Dineen has been a Trustee for the Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. He is currently Vice Chairman of Lincoln Financial Network, a broker-dealer affiliate within Lincoln Financial Group. Lincoln Financial Network is the retail arm of Lincoln Financial Group, and which consists of more than 8,000 independent agents and financial planners offering planning and advisory services, retirement services, life products, annuities, investments and trust services to affluent individuals, business owners and families. Prior to joining Lincoln Financial Group, Mr. Dineen was Senior Vice President and head of Merrill Lynch's Managed Asset Group, where he was responsible for leading and directing the manufacturing and distribution of all retail and institutional separate accounts businesses. Before holding that office, Mr. Dineen served in a wide range of leadership positions at Merrill Lynch. Mr. Dineen brings over 30 years of knowledge and experience in distribution, retirement, investment, insurance, and business management.
Nancy L. Frisby. Ms. Frisby has been a Trustee for the Lincoln Variable Insurance Products Trust since 1992 and has served as a Trustee of the Lincoln Advisors Trust since June 2011. Ms. Frisby served as the Senior Vice President (since 2000) and Chief Financial Officer of the DeSoto Memorial Hospital, Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom Palmer Eye Institute at the University of Miami School of Medicine and the Chief Financial Officer of St. Joseph Medical Center, Fort Wayne, IN. Ms. Frisby is a member of the American Institute of Certified Public Accountants and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and previously served as Board Chair of the Byron Health Center in Fort Wayne. Through her experience, Ms. Frisby brings leadership and financial insight as Chair of the Audit Committee.
Elizabeth S. Hager. Ms. Hager has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. She previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice President of Granite United Way until her retirement in 2011. Ms. Hager has also served as a State Representative in the State of New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.
Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Lincoln Variable Insurance Products Trust since 2008 and as its Chairman since 2009. He has served as President, Chairman and Trustee of the Lincoln Advisors Trust since June 2011. Mr. Hayes joined Lincoln Financial Group as Head of Funds Management in 2008. Mr. Hayes also serves as President and Director of Lincoln Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice President with Fidelity Investments, managing Fidelity’s business and relationships with insurance companies. Prior to his employment with Fidelity, Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.
Gary D. Lemon. Dr. Lemon served as Advisory Trustee for the Lincoln Variable Insurance Products Trust since 2004 and as a Trustee since 2006. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Dr. Lemon has a Master’s Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics at DePauw University. Dr. Lemon currently is the Joseph Percival
23

Allen III University Professor and is the Director of the McDermond Center for Management and Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.
Thomas D. Rath. Mr. Rath has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2007. He has served as a Trustee of Lincoln Advisors Trust since June 2011. He previously served as a Director of the Jefferson Pilot Variable Fund, Inc. since 1997. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Through his experience, Mr. Rath brings a legal and legislative perspective to the Board.
Kenneth G. Stella. Mr. Stella has served as a Trustee of the Lincoln Variable Insurance Products Trust since 1998. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana (“Association”). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead Independent Trustee and Chair of the Nominating and Governance Committee.
David H. Windley. Mr. Windley has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2004. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.
Each Trustee also has familiarity with the Lincoln Advisors Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Trust.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust's shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently comprised of ten trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and two of whom are classified as interested persons of the Trust (Interested Trustees). An Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds' financial statements, oversee compliance with regulatory requirements and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds' investment performance with the adviser at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
The Board of Trustees has established an Audit Committee, which is responsible for overseeing the Funds' financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the Board. The Audit Committee will assist and act
24

as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust's systems of control, the Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Steve A. Cobb, Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley (Chairman). The Audit Committee met four times during the last fiscal year.
The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Michael D. Coughlin, Gary D. Lemon (Chairman) and Thomas D. Rath and Interested Trustee Robert W. Dineen. The Investment Committee met four times during the last fiscal year.
The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee met six times during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2012, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2012, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Daniel R. Hayes	None	None
Robert W. Dineen*	N/A	N/A

*	Robert W. Dineen was elected to the Board of Trustees effective January 1, 2013.
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb*	N/A	N/A
Michael D. Coughlin	LVIP SSgA Emerging Markets 100 Fund—$1–$10,000 LVIP SSgA Large Cap 100 Fund—$1–$10,000 LVIP SSgA Small-Mid Cap 200 Fund—$10,001–$50,000	$10,001–$50,000
Nancy L. Frisby	LVIP Delaware Foundation Conservative Allocation Fund—$50,001–$100,000
LVIP Delaware Growth and Income Fund—$10,001
LVIP Delaware Social Awareness Fund—$50,001–$100,000
LVIP Delaware Special Opportunities Fund—$50,001–$100,000
	LVIP SSgA Small Cap Index Fund—$10,001–$50,000	Over $100,000
Elizabeth S. Hager	LVIP Delaware Growth and Income Fund—$10,001–$50,000
LVIP Delaware Social Awareness Fund—$10,001–$50,000
LVIP Mondrian International Value Fund—$1–$10,000
LVIP Protected Profile Moderate Fund—$1–$10,000
LVIP Protected Profile Growth Fund—$1–$10,000
	LVIP UBS Large Cap Growth RPM Fund—$1–$10,000	$50,001–$100,000
Gary D. Lemon	LVIP Delaware Growth and Income Fund—$10,001–$50,000	$10,001–$50,000
Thomas D. Rath	LVIP Delaware Growth and Income Fund—$1–$10,000 LVIP Global Income Fund—$1–$10,000 LVIP SSgA Emerging Markets 100 Fund—$1–$10,000 LVIP T. Rowe Price Growth Stock Fund—$1–$10,000	$1–$10,000
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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kenneth G. Stella	LVIP Delaware Social Awareness Fund—$10,001–$50,000 LVIP Delaware Special Opportunities Fund—$10,001–$50,000	$50,001–$100,000
David H. Windley	LVIP BlackRock Equity Dividend RPM Fund—$1–$10,000
LVIP Delaware Bond Fund—$1–$10,000
LVIP Delaware Social Awareness Fund—$10,001–$50,000
LVIP Delaware Special Opportunities Fund—$10,001–$50,000
LVIP MFS International Growth Fund—$1–$10,000
LVIP Mondrian International Value Fund—$1–$10,000
LVIP SSgA Developed International 150 Fund—$10,001–$50,000
	LVIP SSgA Emerging Markets 100 Fund—$10,001–$50,000	$50,001–$100,000

*	Steve A. Cobb was elected to the Board of Trustees effective January 1, 2013.
Compensation
The following table sets forth the compensation paid to the independent trustees by the Trust and by the Fund Complex for the fiscal year ended December 31, 2012:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A Cobb*
Michael D. Coughlin, Trustee	[ ]	[ ]
Nancy L. Frisby, Trustee	[ ]	[ ]
Elizabeth S. Hager, Trustee	[ ]	[ ]
Gary D. Lemon, Trustee	[ ]	[ ]
Thomas D. Rath, Trustee	[ ]	[ ]
Kenneth G. Stella, Trustee	[ ]	[ ]
David H. Windley, Trustee	[ ]	[ ]

*	Steve A. Cobb was elected to the Board of Trustees effective January 1, 2013.
Investment Adviser and Sub-Adviser
Investment Adviser. Lincoln Investment Advisors Corporation (LIA or the adviser) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (LNC). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement (the Management Agreement), LIA manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LIA a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LIA may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2012, each Fund paid fees to LIA equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets	Investment Management Agreement Effective Date
LVIP American Balanced Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP American Growth Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP American Income Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP American Preservation Fund	0.25% of the fund's average daily net assets	August 31, 2012
LVIP Delaware Foundation® Conservative Allocation Fund	0.75% of the fund's average daily net assets	May 1, 2009
LVIP Delaware Foundation® Moderate Allocation Fund	0.75% of the fund's average daily net assets	May 1, 2009
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Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets	Investment Management Agreement Effective Date
LVIP Delaware Foundation® Aggressive Allocation Fund	0.75% of the fund's average daily net assets	May 1, 2009
LVIP SSgA Conservative Index Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP SSgA Moderate Index Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP SSgA Moderately Aggressive Index Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP SSgA Conservative Structured Allocation Fund	0.25% of the fund's average daily net assets	;July 30, 2010
LVIP SSgA Moderate Structured Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP SSgA Moderately Aggressive Structured Allocation Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP SSgA Global Tactical Allocation RPM Fund	0.25% of the fund's average daily net assets	July 30, 2010
LVIP Dimensional U.S. Equity Fund	0.25% of the fund's average daily net assets	April 29, 2011
LVIP Dimensional Non-U.S. Equity Fund	0.25% of the fund's average daily net assets	April 29, 2011
LVIP Vanguard Domestic Equity ETF Fund	0.25% of the fund's average daily net assets	April 29, 2011
LVIP Vanguard International Equity ETF Fund	0.25% of the fund's average daily net assets	April 29, 2011
LVIP Dimensional/Vanguard Total Bond Fund	0.25% of the fund's average daily net assets	April 29, 2011
Advisory Fees Paid by Each Fund
For the last three fiscal years, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2012	2011	2010
LVIP American Balanced Allocation Fund	[ ]	$ 518,366	$ 3,303A
LVIP American Growth Allocation Fund	[ ]	$ 531,046	$ 2,716A
LVIP American Income Allocation Fund	[ ]	$ 138,203	$ 1,499A
LVIP American Preservation Fund	[ ]	N/A	N/A
LVIP Delaware Foundation® Conservative Allocation Fund	[ ]	$2,490,752	$2,517,569
LVIP Delaware Foundation® Moderate Allocation Fund	[ ]	$ 708,846	$ 584,928
LVIP Delaware Foundation® Aggressive Allocation Fund	[ ]	$1,840,129	$1,814,293
LVIP SSgA Conservative Index Allocation Fund	[ ]	$ 24,196	$ 189A
LVIP SSgA Moderate Index Allocation Fund	[ ]	$ 56,484	$ 429A
LVIP SSgA Moderately Aggressive Index Allocation Fund	[ ]	$ 60,375	$ 292A
LVIP SSgA Conservative Structured Allocation Fund	[ ]	$ 114,959	$ 654A
LVIP SSgA Moderate Structured Allocation Fund	[ ]	$ 290,564	$ 1,836A
LVIP SSgA Moderately Aggressive Structured Allocation Fund	[ ]	$ 207,442	$ 1,195A
LVIP SSgA Global Tactical Allocation RPM FundC	[ ]	$ 522,575	$ 237,266
LVIP Dimensional U.S. Equity Fund	[ ]	$ 14,038D	N/A
LVIP Dimensional Non-U.S. Equity Fund	[ ]	$ 9,056D	N/A
LVIP Vanguard Domestic Equity ETF Fund	[ ]	$ 45,901D	N/A
LVIP Vanguard International Equity ETF Fund	[ ]	$ 74,279D	N/A
LVIP Dimensional/Vanguard Total Bond Fund	[ ]	$ 29,077D	N/A
A The Fund commenced operations on August 1, 2010.
B The Fund commenced operations on August 27, 2012.
C Effective September 28, 2012, the Fund's name was changed from LVIP SSgA Global Tactical Allocation Fund to LVIP SSgA Global Tactical Allocation RPM Fund. Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was renamed the LVIP SSgA Global Tactical Allocation Fund.
D The Fund commenced operations on April 29, 2011.
Expense Reimbursements
For the last three fiscal years, LIA reimbursed the Funds, as reflected in the table below:
	2012	2011	2010
LVIP American Balanced Allocation Fund	$[ ]	$ 65,101	$ 38,247A
LVIP American Growth Allocation Fund	$[ ]	$ 54,987	$ 38,489A
LVIP American Income Allocation Fund	$[ ]	$ 41,519	$ 38,440A
LVIP American Preservation FundA	$[ ]	N/A	N/A
LVIP Delaware Foundation® Conservative Allocation Fund	$[ ]	$202,666	$342,217
27

	2012	2011	2010
LVIP Delaware Foundation® Moderate Allocation Fund	$[ ]	$157,793	$150,064
LVIP Delaware Foundation® Aggressive Allocation Fund	$[ ]	$175,051	$288,647
LVIP SSgA Conservative Index Allocation Fund	$[ ]	$ 75,522	$ 35,965A
LVIP SSgA Moderate Index Allocation Fund	$[ ]	$ 66,416	$ 35,903A
LVIP SSgA Moderately Aggressive Index Allocation Fund	$[ ]	$ 64,997	$ 35,949A
LVIP SSgA Conservative Structured Allocation Fund	$[ ]	$ 55,340	$ 35,810A
LVIP SSgA Moderate Structured Allocation Fund	$[ ]	$ 23,373	$ 35,448A
LVIP SSgA Moderately Aggressive Structured Allocation Fund	$[ ]	$ 37,400	$ 35,648A
LVIP Dimensional U.S. Equity Fund	$[ ]	$ 51,751C	N/A
LVIP Dimensional Non-U.S. Equity Fund	$[ ]	$ 53,836C	N/A
LVIP Vanguard Domestic Equity ETF Fund	$[ ]	$ 50,752C	N/A
LVIP Vanguard International Equity ETF Fund	$[ ]	$ 41,563C	N/A
LVIP Dimensional/Vanguard Total Bond Fund	$[ ]	$ 49,362C	N/A
A The Fund commenced operations on August 1, 2010.
B The Fund commenced operations on August 27, 2012.
C The Fund commenced operations on April 29, 2011.
With respect to the LVIP American Balanced Allocation Fund, the LVIP American Income Allocation Fund and the LVIP American Growth Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.
With respect to the LVIP American Preservation Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.25% of average daily net assets for the Standard Class of the Fund (and 0.60% for the Service Class). Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.
With respect to the LVIP Delaware Foundation® Conservative Allocation Fund, the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Aggressive Allocation Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.73% of average daily net assets for the Standard Class of the Fund (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.
With respect to the LVIP SSgA Conservative Index Allocation Fund, the LVIP SSgA Moderate Index Allocation Fund, the LVIP SSgA Moderately Aggressive Index Allocation Fund, the LVIP SSgA Conservative Structured Allocation Fund, the SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.20% of average daily net assets for the Standard Class of the Fund (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP Dimensional U.S. Equity Fund, the LVIP Dimensional Non-U.S. Equity Fund, the LVIP Vanguard Domestic Equity ETF Fund, the LVIP Vanguard International Equity ETF Fund and the LVIP Dimensional/Vanguard Total Bond Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.30% of average daily net assets for the Standard Class of the Fund (and 0.55% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Consulting Services. LIA has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services with respect to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, and LVIP American Income Allocation Fund.
LIA has retained Dimensional Fund Advisors (Dimensional) to provide consulting services to LIA with respect to the LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, and LVIP Dimensional/Vanguard Total Bond Fund.
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LIA has retained Vanguard Advisers, Inc. (Vanguard) to provide consulting services to LIA with respect to the LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, and LVIP Dimensional/Vanguard Total Bond Fund.
LIA has retained SSgA Funds Management, Inc. (SSgA) provides consulting services to LIA with respect to the LVIP SSgA Conservative Index Allocation Fund, LIVP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, and LVIP Moderately Aggressive Structured Allocation Fund.
Wilshire, Dimensional, Vanguard, and SSgA do not have discretionary authority and cannot determine which securities the Funds will purchase or sell.
Sub-Advisers. As adviser, LIA is primarily responsible for investment decisions affecting each Fund under its management. However, for some Funds, LIA has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and strategies, and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LIA provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser's use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP Delaware Foundation® Conservative Allocation Fund	Delaware Management Company 2005 Market Street Philadelphia, PA 19103
LVIP Delaware Foundation® Moderate Allocation Fund	Delaware Management Company 2005 Market Street Philadelphia, PA 19103
LVIP Delaware Foundation® Aggressive Allocation Fund	Delaware Management Company 2005 Market Street Philadelphia, PA 19103
LVIP SSgA Global Tactical Allocation RPM Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LIA pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LIA pays to a sub-adviser for a Fund may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2012, LIA paid fees to each sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Balanced Allocation Fund	[__]% of the average daily net assets
LVIP American Growth Allocation Fund	[__]% of the average daily net assets
LVIP American Income Allocation Fund	[__]% of the average daily net assets
LVIP American Preservation Fund	[__]% of the average daily net assets
LVIP Delaware Foundation® Conservative Allocation Fund	[__]% of the average daily net assets
LVIP Delaware Foundation® Moderate Allocation Fund	[__]% of the average daily net assets
LVIP Delaware Foundation® Aggressive Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Conservative Index Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Moderate Index Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Moderately Aggressive Index Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Conservative Structured Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Moderate Structured Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Moderately Aggressive Structured Allocation Fund	[__]% of the average daily net assets
LVIP SSgA Global Tactical Allocation RPM Fund	[__]% of the average daily net assets
LVIP Dimensional U.S. Equity Fund	[__]% of the average daily net assets
LVIP Dimensional Non-U.S. Equity Fund	[__]% of the average daily net assets
LVIP Vanguard Domestic Equity ETF Fund	[__]% of the average daily net assets
29

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Vanguard International Equity ETF Fund	[__]% of the average daily net assets
LVIP Dimensional/Vanguard Total Bond Fund	[__]% of the average daily net assets
Sub-Advisory Fees Paid by Each Fund
During the last three years, sub-advisers received the following amounts for investment sub-advisory services with respect to the management of each Fund. LIA, not the Fund, pays all sub-advisory fees owed.
	2012	2011	2010
LVIP American Balanced Allocation Fund	$[__]	$[__]	$[__]
LVIP American Growth Allocation Fund	[__]	[__]	[__]
LVIP American Income Allocation Fund	[__]	[__]	[__]
LVIP American Preservation Fund	[__]	[__]	[__]
LVIP Delaware Foundation® Conservative Allocation Fund	[__]	[__]	[__]
LVIP Delaware Foundation® Moderate Allocation Fund	[__]	[__]	[__]
LVIP Delaware Foundation® Aggressive Allocation Fund	[__]	[__]	[__]
LVIP SSgA Conservative Index Allocation Fund	[__]	[__]	[__]
LVIP SSgA Moderate Index Allocation Fund	[__]	[__]	[__]
LVIP SSgA Moderately Aggressive Index Allocation Fund	[__]	[__]	[__]
LVIP SSgA Conservative Structured Allocation Fund	[__]	[__]	[__]
LVIP SSgA Moderate Structured Allocation Fund	[__]	[__]	[__]
LVIP SSgA Moderately Aggressive Structured Allocation Fund	[__]	[__]	[__]
LVIP SSgA Global Tactical Allocation RPM Fund	[__]	[__]	[__]
LVIP Dimensional U.S. Equity Fund	[__]	[__]	[__]
LVIP Dimensional Non-U.S. Equity Fund	[__]	[__]	[__]
LVIP Vanguard Domestic Equity ETF Fund	[__]	[__]	[__]
LVIP Vanguard International Equity ETF Fund	[__]	[__]	[__]
LVIP Dimensional/Vanguard Total Bond Fund	[__]	[__]	[__]
As of December 31, 2012, Delaware Management Company (DMC) and its affiliates within Delaware Investments were managing in the aggregate more than $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services (Macquarie). Delaware Investments is the marketing name for DMHI and its subsidiaries.
SSgA Funds Management, Inc. (SSgA FM) is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. SSgA has over $[ ] billion of assets under management as of December 31, 2012.
Service marks. The Funds' service marks and the name “Lincoln” have been adopted by the Funds with the permission of LNC, and their continued use is subject to LNC's right to withdraw this permission in the event LIA ceases to be the Funds' investment adviser.
In the prospectus and sales literature, the name American Funds® will be used with the LVIP American Balanced Allocation Fund, LVI American Growth Allocation Fund, LVIP American Income Allocation Fund, and LVIP American Preservation Fund; Delaware Foundation® will be used with the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund; SSgA Funds Management, Inc. will be used with the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund, and LVIP SSgA Global Tactical Allocation RPM Fund; Dimensional will be used with the LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, and LVIP Dimensional/Vanguard Total Bond Fund; Vanguard® will be used with the LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, and LVIP Dimensional/Vanguard Total Bond Fund. The continued use of these names is subject to the right of the respective sub-adviser,or consultant as the case may be, to withdraw its permission in the event it ceases to be the sub-adviser or consultant to the particular Fund.
Fund Expenses. Expenses specifically assumed by each Fund under its Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the
30

SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIA or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager (or team member if applicable) is referred to in this section as a “portfolio manager.”
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2012.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Adviser/Sub-Adviser and Portfolio Managers	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts
Lincoln Investment Advisors Corporation
Kevin Adamson	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
David Weiss	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Delaware Management Company
Francis X. Morris	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael Hogan	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Sharon Hill	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Paul Grillo	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Bob Zenouzi	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
SSgA Funds Management, Inc.
Daniel Farley	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]
Chris Goolgasian	[ ]	[ ]	[ ]	$[ ]	[ ]	$[ ]

*	in millions of dollars
Other Accounts Managed with Performance-Based Advisory Fees
The following table provides information for other accounts managed by each portfolio manager with respect to which advisory fee is based on account performance. Information is shown as of December 31, 2012.
Adviser/Sub-Adviser and Portfolio Managers	Number of Accounts with Incentive Fees	Total Assets*
Lincoln Investment Advisors Corporation
Kevin Adamson	[ ]	$[ ]
David Weiss	[ ]	$[ ]
Delaware Management Company
Francis X. Morris	[ ]	$[ ]
Michael Hogan	[ ]	$[ ]
Sharon Hill	[ ]	$[ ]
Paul Grillo	[ ]	$[ ]
Bob Zenouzi	[ ]	$[ ]
SSgA Funds Management, Inc.
Daniel Farley	[ ]	$[ ]
Chris Goolgasian	[ ]	$[ ]

*	in millions of dollars
31

Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Individual portfolio managers may perform investment management services for other funds or accounts (Accounts) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. The portfolio manager has adopted procedures designed to allocate investments fairly across multiple funds and Accounts.
Delaware Management Company (DMC) (LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, LVIP Delaware Foundation® Aggressive Allocation Fund)
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund or the Funds may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.
One or more of the accounts managed by a portfolio manager may have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage such account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DMC’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
Lincoln Investment Advisors Corporation
LIA manages the Funds by investing at least 80% of all Fund assets in other mutual funds, including exchange-traded funds (collectively, underlying funds), through a structure known as “fund of funds”. Portfolio managers maintain an asset allocation strategy for each Fund and make investment decisions based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable. Differences in the investment strategies or restrictions among the Funds and other accounts may cause the portfolio managers to take action with respect to one Fund that differs from the action taken with respect to another Fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.
The portfolio managers may engage in cross-trades, in which one Fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one Fund may perform better than the mix of underlying funds purchased for another Fund.
The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIA that all decisions concerning the selection of underlying funds be based solely on the best interests of each Fund and its shareholders, and without regard to any revenue that LIA receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIA or any affiliate of LIA.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIA does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIA seeks to manage competing interest for the time and attention of portfolio managers.
LIA has adopted and implemented policies and procedures which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIA’s Code of Ethics.
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SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, SSgA Moderately Aggressive Structured Allocation Fund, LVIP SSgA Global Tactical Allocation Fund)
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the Portfolio Manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities.
A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.
SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g. collective investment funds), and separate accounts (i.e. accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.
As of the Funds' fiscal year ended December 31, 2012, no portfolio manager beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LIA, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. For fiscal years 2010, 2011, and 2012, LFD received no compensation from the Trust other than Rule 12b-1 Plan payments as described in the “Rule 12b-1 Plan” section of this SAI.
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Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; maintaining each Fund's books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. For 2011, the Trust paid Lincoln Life a monthly fee which was .01% of the average daily net assets of each Fund during the month. Beginning January 1, 2012, the Trust began paying Lincoln Life a monthly fee of .008% of the average daily net assets of each Fund during the month For providing these administrative services for fiscal years 2010, 2011 and 2012, the Trust paid Lincoln Life $1,045,236, $2,210,894 and $[ ], respectively.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (Accounting Agreement) with The Bank of New York Mellon (BNYM), effective October 1, 2007, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (NAV) of each Fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services.
The accounting fee for the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, LVIP American Preservation Fund, LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund, LVIP SSgA Global Tactical Allocation RPM Fund, LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, and LVIP Dimensional/Vanguard Total Bond Fund is as follows: $47,000 annually, plus certain out-of-pocket expenses.
The accounting fee for the LVIP Delaware Foundation® Aggressive Allocation Fund, LVIP Delaware Foundation® Conservative Allocation Fund, and LVIP Delaware Foundation® Moderate Allocation Fund is as follows:
Annual Rate as a Percent of Average Daily Net Assets*
0.035% of first $15 billion
0.0325% of next $5 billion
0.030% of next $5 billion
0.025% of next $5 billion
0.020% over $30 billion
*	Pursuant to the Accounting Agreement, BNYM receives the following minimum annual fees: Year 1 - $3,000,000; Year 2 - $2,700,000; Year 3 - $2,300,000; Year 4 - $2,300,000; Year 5 - $2,300,000.
For fiscal years 2009, 2010 and 2011, the Trust paid BNYM an annual fee of $4,160,067, $5,577,805, and $7,279,661, respectively.
Code of Ethics
The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA and the sub-advisers (as applicable) who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 66 Funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
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Each Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.25% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.
As of [ ], 2013, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders.
Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.
As of [__], 2013, the Trust’s fund of funds listed below held 5% or more (or 25% or more) of an Underlying Fund’s outstanding shares.
As of [ ], 2013, 100% of the outstanding shares of each class of the LVIP American Preservation Fund was owned by Lincoln Life, an Indiana corporation. Lincoln Life is a wholly owned subsidiary of Lincoln National Corporation.
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. or a Variable Contract offering The Trust would pay each third party for these services pursuant to a written agreement with that third party.
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Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Funds. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person” or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.
For the fiscal year ended December 31, 2012, the total amount of Plan Fees paid by the Service Class shares of the Funds was approximately $[ ]. For the fiscal year ended December 31, 2012, the Plan Fees paid by the Service Class were used for compensation to broker-dealers and sales personnel, for printing and mailing of prospectuses to other than current shareholders, and for other distribution-related expenses.
Revenue Sharing
LIA and its affiliates, including LFD, and/or the sub-adviser, if applicable, may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the Funds or the sub-advisory fees the sub-advisers receive from LIA (if applicable), to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales ofinsurance products thatare funded bytheFundsand/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund sharesand the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that are funded by the Funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in each Fund's prospectus under the “Net Asset Value” section, the value of each Fund's investments is determined as follows.
Options Trading. For the Funds engaging in options trading, Fund investments in underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. A Fund’s NAV will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.
Futures Contracts and Options. For those Funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.
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Foreign Securities. For Funds investing in foreign securities, the value of a foreign portfolio security held by the Fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, the Fund’s portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the Fund’s assets.
However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the NAV of Fund shares on days when the investor has no access to the Fund.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Fund management may provide the Funds' top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Fund management will post all of the holdings for each Fund to a publicly available website no earlier than 25 calendar days after quarter end. In addition, fund management may post all of the holdings for each Fund no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings of such fund of funds. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Fund management also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. Fund management currently provides holdings information to Factset on a daily basis. The SSgA Global Tactical Allocation RPM Fund provides an end-of-day position report, as well as a report showing the Fund’s daily futures transactions, pursuant to the RPM Strategy, to an equity risk management group within Lincoln Life, LIA’s parent company. This risk management group uses these reports to hedge portfolio risks for Lincoln Life and for the insurance products and annuities through which the Fund is sold. The Trust sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular Fund; (2) portfolio analysis companies, such as Factset Research Systems, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics Axiom, ITG Plexus Alpha Capture, MSCI BARRA, Inc. Bloomberg L.P., Investor Tools Perform, J.P. Morgan Securities, Inc., BARRA Aegis Systems, Thompson Baseline RiskMetrics and Barclay Point provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMEGO LLC, CDS/ Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc, D.B.A. GCom2 Solutions, Linedata Services, Siemens Business Services, Inc., and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Bank of New York Mellon, Brown Brothers Harriman & Co., State Street Bank and Trust Company, State Street Investment Manager Solutions, Markit WSO Corporation and Standard & Poor's Securities Evaluation Services provided generally on a daily basis for the purpose of providing operational functions including Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connections with these arrangements.
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Fund management may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds' investment adviser, or sub-advisers (collectively referred to as the adviser), trading services providers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. In this regard, management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance report to the Board and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds' dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, other services provided include: review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.
Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each Fund’s annual report. We will provide a copy of each Fund’s annual or semi-annual report on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).
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Taxes
Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies (the Income Requirement).
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
Certain Funds may invest in exchange traded vehicles that track the return of commodities. Under the Code, these investments are not considered “securities” with respect to the Income Requirement. As a result, any income generated by such investment is not included in determining compliance with 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund's tax year; however, to the extent that the Fund's income from commodities exceeds 10% of the Fund's gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund's gross income.
Since individual contract owners are generally not treated as shareholders, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
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Appendix A—Bond and Commercial Paper Ratings
Certain of the Funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody’s Investors Service, Inc. and Standard & Poor’s Corp.
Moody’s Investors Service, Inc.
Aaa—Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa—Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
Standard & Poor’s Corp.
AAA—This is the highest rating assigned by Standard & Poor’s Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.
BB-B-CCC-CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Moody’s Investors Service, Inc.
Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime 1—Highest Quality;
Prime 2—Higher Quality;
Prime 3—High Quality.
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Standard & Poor’s Corp.
A Standard & Poor’s Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The Fund will invest in commercial paper rated in the A Categories, as follows:
A—Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The Funds will not invest in commercial paper rated A-3).
A—1 This designation indicates that the degree of safety regarding timely payment is very strong.
A—2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.
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Appendix B—Proxy Voting Policies and Procedures
Lincoln Investment Advisors Corporation
I. Introduction
The Board of Trustees (the “ Board”) of each series of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “ Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).
LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.
II. Policies
LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:
•	Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•	Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•	During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
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C. Funds of Funds
LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a) Proxy Voting Policies and Procedures;
(b) Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
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(c) A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d) A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.
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Delaware Management Company
If and when proxies need to be voted on Delaware Management Company (DMC or the sub-adviser) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the Procedures). The sub-adviser has established a Proxy Voting Committee (the Committee) which is responsible for overseeing the sub-adviser’s proxy voting process for the fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the sub-adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the fund. In order to facilitate the actual process of voting proxies, the sub-adviser has contracted with Institutional Shareholder Services (ISS), a wholly owned subsidiary of RiskMetrics Group (RiskMetrics), which is a subsidiary of MSCI Inc. to analyze proxy statements on behalf of the fund and other sub-adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’ proxy voting activities. If a proxy has been voted for the fund, ISS/RiskMetrics will create a record of the vote.
The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the sub-adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the Guidelines), and the sub-adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.
The sub-adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the sub-adviser receives on behalf of the fund are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the sub-adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the sub-adviser during the proxy voting process. In the very limited instances where the sub-adviser is considering voting a proxy contrary to ISS/RiskMetrics’ recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the sub-adviser or affiliated persons of the sub-adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the fund.
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SSgA FM Proxy Voting Guidelines
State Street Global Advisors Funds Management (“SSgA FM”) seeks to vote proxies for which we have discretionary authority in the best interests of our clients. This means that we make voting decisions in the manner we believe will most likely protect and promote the long term economic value of client accounts. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA FM takes the view that voting in a manner consistent with maximizing the monetary value of our clients’ holdings will benefit our direct clients
(e.g. fund shareholders).
I. DIRECTOR RELATED ITEMS
Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.
Director Elections
SSgA FM generally supports election of directors in most uncontested elections. However, SSgA FM may withhold votes from (or support the removal of) a nominee or an entire board, in certain circumstances, including but not limited to:
•	A nominee who we determine to be inadequately independent of management and serves on any of the board’s key committees (compensation, audit, and nominating). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of board meetings, or whether the nominee receives non-board related compensation from the issuer.
•	CEOs of public companies who sit on more than three public company boards.
•	Nominees who sit on more than six public company boards.
•	SSgA FM may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).
•	SSgA FM may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period. SSgA FM will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.
•	SSgA FM will withhold votes from directors who appear to have been remiss in their duties.
Director Related Proposals
SSgA FM generally votes for the following director related proposals:
•	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.
•	Proposals to restore shareholders’ ability to remove directors with or without cause.
•	Proposals that permit shareholders to elect directors to fill board vacancies.
•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
SSgA FM generally votes against the following director related proposals:
•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.
•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy.
•	Shareholder proposals requiring two candidates per board seat.
Majority Voting
SSgA FM will generally support a majority vote standard if it is based on shares outstanding, and SSgA FM will generally vote against proposals requesting a majority vote based on votes cast standard.
SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares outstanding) to pass or repeal certain provisions.
Annual Elections
SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders right plan.
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Cumulative Voting
SSgA FM does not support cumulative voting structures for the election of directors.
Separation Chair/CEO
SSgA FM analyzes proposals for the separation of Chair/CEO on a case by case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.
Age/Term Limits
Generally, SSgA FM will vote against limits to tenure.
Approve Remuneration of Directors
Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.
Indemnification
Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Classified Boards
SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.
Confidential Voting
SSgA FM will support confidential voting.
Board Size
SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
II. AUDIT RELATED ITEMS
Ratifying Auditors and Approving Auditor Compensation
SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.
In circumstances where “ other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.
SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.*
*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.
Accept Financial Statements Consolidated Financial Statements and Statutory Reports
It is the auditor’s responsibility to provide assurance as of the company’s financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA FM will accept the financial statement, allocation of income and/or statutory report.
III. CAPITAL STRUCTURE
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the
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rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.
Increase in Authorized Common Shares
In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.
SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.
When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.
Increase in Authorized Preferred Shares
SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.
Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Preemptive Rights and Non-Preemptive Rights
In general, SSgA FM supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).
For Hong Kong, SSgA FM does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.
Unequal Voting Rights
SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.
However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.
Dividends and Share Repurchase Programs
SSgA FM generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position.
Generally, SSgA FM votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.
IV. MERGERS AND ACQUISTIONS
Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.
SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:
•	Offer premium
•	Strategic rationale
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest
•	Offers made at a premium and where there are no other higher bidders
•	Offers in which the secondary market price is substantially lower than the net asset value
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SSgA FM may vote against a transaction considering the following:
•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
•	At the time of voting, the current market price of the security exceeds the bid price
V. ANTI-TAKEOVER MEASURES
Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management's attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders' rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.
Shareholder Rights Plans
SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.
In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).
SSgA FM will support the adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.
SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).
Special Meetings
SSgA FM will support proposals for the right to call a special meeting, and SSgA FM will vote against proposals seeking to eliminate the right to call a special meeting. Where the right to call a special meeting exists:
•	SSgA FM supports shareholder proposals to reduce the threshold to call a special meeting to 10%.
•	SSgA FM supports management proposals to reduce the threshold to call a special meeting to a percentage lower than the current threshold, for example, we will support a company moving from a 40% threshold to a 25% threshold.
Super-Majority
SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.
VI. REMUNERATION
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.
Advisory Vote on Executive Compensation and Frequency
SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.
SSgA FM supports an annual advisory vote on executive compensation.
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Approve Remuneration Report
SSgA FM will generally support remuneration reports that are judged to be in-line with local market practices. SSgA FM will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.
If the company’s schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA FM may vote against the remuneration report.
Employee Equity Award Plans
SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:
Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, including the industry of the issuer.
Other criteria include the following:
•	Number of participants or eligible employees;
•	The variety of awards possible
•	The period of time covered by the plan
There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
•	Grants to individuals or very small groups of participants;
•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;
•	The power of the board to exchange “underwater” options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
•	Below market rate loans to officers to exercise their options;
•	The ability to grant options at less than fair market value;
•	Acceleration of vesting automatically upon a change in control;
•	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).
Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.
Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.
Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.
Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.
162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.
Employee Stock Option Plans
SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.
Compensation Related Items
SSgA FM will generally support the following proposals:
•	Expansions to reporting of financial or compensation-related information, within reason
•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
SSgA FM will generally vote against the following proposals:
•	Retirement bonuses for non-executive directors and auditors
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VII. MISCELLANEOUS/ROUTINE ITEMS
SSgA FM generally supports the following miscellaneous/routine governance items:
•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate.
•	Opting out of business combination provision
•	Proposals that remove restrictions on the right of shareholders to act independently of management
•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved
•	Shareholder proposals to put option repricings to a shareholder vote
•	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
•	Change in corporation name
•	Mandates that amendments to bylaws or charters have shareholder approval
•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable
•	Repeals, prohibitions or adoption of anti-greenmail provisions
•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduce and proposals to implement a reverse stock split to avoid delisting.
•	SSgA FM generally does not support the following miscellaneous/routine governance items:
•	Proposals asking companies to adopt full tenure holding periods for their executives.
•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation
•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable
•	Proposals to approve other business when it appears as voting item
•	Proposals giving the board exclusive authority to amend the bylaws
•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
VII. ENVIRONMENTAL AND SOCIAL ISSUES
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA FM evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1) FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;
2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);
3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);
4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and
5) a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
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Appendix C—Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2012:
Lincoln Investment Advisors Corporation
The equity programs are designed to position LIA to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
Delaware Management Company (DMC) (LVIP Delaware Foundation® Funds)
Compensation Structure
Each portfolio manager’s compensation consists of the following:
Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus.
Core Equity & REITS (Messrs. Morris and Zenouzi): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
Fixed Income (Messrs. Hogan and Grillo and Ms. Hill): Due to transitioning of responsibilities of our fixed income managers over the past year, some of the managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.
Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking
52

against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.
For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.
Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “ Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan” ) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.
The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30, and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.
Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.
SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Global Tactical Allocation RPM Fund)
The compensation of SSgA FM’s Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee's manager, in conjunction with the senior management of the employee's business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.
53

Lincoln Variable Insurance Products Trust
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Emerging Markets RPM Fund
LVIP BlackRock Equity Dividend RPM Fund
LVIP Capital Growth Fund
LVIP Clarion Global Real Estate Fund
LVIP Columbia Small-Mid Cap Growth RPM Fund
LVIP Delaware Growth and Income Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP JPMorgan Mid Cap Value RPM Fund
LVIP MFS International Growth Fund
LVIP MFS International Growth RPM Fund
LVIP MFS Value Fund
LVIP Mid-Cap Value Fund
LVIP Mondrian International Value Fund
LVIP RPM BlackRock Global Allocation V.I. Fund
LVIP RPM Fidelity VIP Contrafund® Portfolio
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA International Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Large Cap RPM Fund
LVIP SSgA S&P 500 Index Fund
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Cap RPM Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth RPM Fund
LVIP UBS Large Cap Growth RPM Fund
1300 South Clinton Street
Fort Wayne, Indiana 46802
Statement of Additional Information April 30, 2013
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption—referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: the Standard Class and the Service Class.
Each Fund's most recent Annual Report to Shareholders, which contains each Fund's audited financial statements, is hereby incorporated by reference. This SAI should be read in conjunction with a Fund prospectus dated April 30, 2013. You may obtain a copy of a Fund's prospectus, annual or semi-annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

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Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each Fund in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Certain investment restrictions for each Fund are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the objective of a Fund will be achieved.
Each of the Funds, except the LVIP MFS International Growth Fund, LVIP MFS International Growth RPM Fund, LVIP RPM BlackRock Global Allocation V.I. Fund, LVIP RPM Fidelity VIP Contrafund® Portfolio, LVIP SSgA Large Cap RPM Fund, SSgA Small-Cap RPM Fund, and the LVIP Clarion Global Real Estate Fund, is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a Fund’s sub-adviser unless the context otherwise indicates.
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.
Each Fund may not:
1. Change its investment objective, except for the LVIP BlackRock Emerging Markets RPM Fund, LVIP Capital Growth Fund, LVIP Real Estate Fund, LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Fund, LVIP MFS International Growth Fund, LVIP MFS Value Fund, LVIP Mid-Cap Value Fund, LVIP RPM BlackRock Global Allocation V.I. Fund, LVIP RPM Fidelity VIP Contrafund® Portfolio, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Large Cap RPM Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Cap RPM Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund, and the LVIP Templeton Growth RPM Fund.
2. Make investments that will result in the concentration—as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof—of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit, except for the LVIP Clarion Global Real Estate Fund.
3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
7. Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
8. (Except for the LVIP Clarion Global Real Estate Fund and the LVIP MFS International Growth Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means a Fund’s adviser may elect to engage or not engage in the various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed by the adviser to the Funds or by underlying funds at all times, or ever employed.
RPM Funds with Underlying Fund
The LVIP MFS International Growth RPM Fund, LVIP RPM BlackRock Global Allocation V.I. Fund, LVIP RPM Fidelity VIP Contrafund® Portfolio, LVIP SSgA Large Cap RPM Fund and LVIP SSgA Small-Cap RPM Fund operate as a “fund of funds” structure. Each of these Funds expects to invest its assets primarily in another mutual fund (Underlying Fund), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay using up to 20% of its assets. As a result, these Funds do not invest directly in most of the securities and other instruments described below, but are subject to their risks through investment in the Underlying Fund.
Information relating to each Underlying Fund is as of the Underlying Fund’s most recent prospectus and statement of additional information (SAI). For additional and more current information regarding each Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.
The following table and accompanying narrative provides additional information concerning the investment strategies, either principal or discretionary, that the Funds may employ. The narrative also provides additional information about the risks of those investment strategies.
	LVIP Baron Growth Opportunities Fund	LVIP BlackRock Emerging Markets RPM Fund	LVIP BlackRock Equity Dividend RPM Fund	LVIP Capital Growth Fund	LVIP Clarion Global Real Estate Fund	LVIP Columbia Small-Mid Cap Growth RPM Fund	LVIP Delaware Growth and Income Fund	LVIP Delaware Social Awareness Fund	LVIP Delaware Special Opportunities Fund	LVIP JPMorgan Mid Cap Value RPM Fund	LVIP MFS International Growth Fund	LVIP MFS Value Fund	LVIP Mid-Cap Value Fund	LVIP Mondrian International Value Fund	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA International Index Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA S&P 500 Index Fund	LVIP SSgA Small-Cap Index Fund	LVIP SSgA Small Mid-Cap 200 Fund	LVIP T. Rowe Price Growth Stock Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	LVIP Templeton Growth RPM Fund	LVIP UBS Large Cap Growth RPM Fund
Asset-Backed Securities	•		•				•	•	•	•	•			•								•	•		•
Borrowing	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Convertible Securities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Debt and Other Fixed-Income Securities	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Delayed Delivery and When-Issued Securities and Forward Commitments		•		•	•	•	•		•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Exchange-Traded Funds	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Foreign Currency Transactions	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Foreign Investments	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Foreign Options and Futures Markets	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Futures Contracts	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
High Yield Fixed Income Securities	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Illiquid Investments	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Indexed Securities			•
Investment in Securities of Other Investment Companies	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Lincoln National Corporation (LNC) Stock																			•
Loans and Other Direct Debt Instruments		•	•	•		•				•	•	•	•		•	•	•	•	•	•	•	•		•
Money Market Instruments	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

	LVIP Baron Growth Opportunities Fund	LVIP BlackRock Emerging Markets RPM Fund	LVIP BlackRock Equity Dividend RPM Fund	LVIP Capital Growth Fund	LVIP Clarion Global Real Estate Fund	LVIP Columbia Small-Mid Cap Growth RPM Fund	LVIP Delaware Growth and Income Fund	LVIP Delaware Social Awareness Fund	LVIP Delaware Special Opportunities Fund	LVIP JPMorgan Mid Cap Value RPM Fund	LVIP MFS International Growth Fund	LVIP MFS Value Fund	LVIP Mid-Cap Value Fund	LVIP Mondrian International Value Fund	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA International Index Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA S&P 500 Index Fund	LVIP SSgA Small-Cap Index Fund	LVIP SSgA Small Mid-Cap 200 Fund	LVIP T. Rowe Price Growth Stock Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	LVIP Templeton Growth RPM Fund	LVIP UBS Large Cap Growth RPM Fund
Mortgage-Related Securities	•		•				•	•	•	•	•	•		•								•	•		•
Options and Futures Relating to Foreign Currencies	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Options on Futures Contracts	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Options on Securities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
OTC Options	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Pledging Assets	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Real Estate Investment Trusts	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Repurchase Agreements	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Reverse Repurchase Agreements			•																						•
Rights and Warrants	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
SEC Name Rule Requirement		•	•		•	•							•				•	•	•	•	•	•
Short Sales	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Special Limitations on Futures and Options Transactions			•
Special Situations																							•		•
Spreads and Straddles	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Stock Index Futures	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Swaps and Swaps-Related Products		•	•	•						•					•	•	•	•			•
Temporary Defensive Strategies	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
U.S. Government Securities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Funds' total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Funds' total assets.
Specifically, provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Funds' total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Each Fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. Although a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Funds (ETFs). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile.
Foreign Currency-Denominated Cash. To facilitate overseas securities transactions, a Fund may hold a portion of its assets in foreign currency- denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15% of Fund assets, although the Funds anticipate that under normal circumstances, less than 10% of Fund assets would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed 35% of a Fund’s assets.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).
A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus,an emerging market countryisa country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Index. The countries included in this definition will change over time. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an Futures Commission Merchant (FCM) when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Each Fund has filed a notice pursuant to CFTC Regulation 4.5 claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Although the Funds would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.
Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair” valued in accordance with a Fund's procedures, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser will determine the liquidity of securities purchased by the Funds, subject to oversight by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail itself of Rule 144A under the Securities Act of 1933 which permits the Funds to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the Funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the 1940 Act, any rule or order thereunder, or any Securities and Exchange Commission (SEC) staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest Fund assets in money market funds that they advise or in other investment companies. Each Fund (except the funds of funds) has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.
Lincoln National Corporation (LNC) Stock.LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from purchasing securities issued by LNC or any affiliate thereof. The Funds may, however, hold shares of LNC or affiliates thereof through the Funds' investment in underlying index funds whose investment objective is to match the investment performance of a broad-based index.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collaterized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities” — are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
The successful use of a Fund’s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
A Fund’s written options positions will be covered at all times. A call option written by a Fund will be deemed to be covered if the Fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a Fund will be deemed to be covered if the Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the Fund. A Fund may also cover a written options position by segregating cash or liquid securities equal to the Fund’s net uncovered obligation.
The effective use of options also depends on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.
Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
While a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Short Sales. Stocks underlying a Fund’s convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a Fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock’s decline on the value of the convertible security. A Fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
A Fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
Special Limitations on Futures and Options Transactions. The LVIP BlackRock Equity Dividend RPM Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put option if, as a result, the Fund’s total obligations upon settlement or exercise of purchased future contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to securities that incorporate features similar to options.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Swaps and Swaps-Related Products.Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed

(strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
A Fund will usually enter into swap transactions, caps and floors on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be posted as collateral with the counterparty.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. If the Fund enters into a swap transaction on other than a net basis, such as with a CDS contract, the Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
The use of swaps and swap-related transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. These transactions are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.
A significant risk in swap and swap-related transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis, if there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are different than the Fund's principal investment strategies, such as holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
SEC Name Rule Requirement (LVIP BlackRock Equity Dividend RPM Fund, LVIP Clarion Global Real Estate Fund, LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Fund, LVIP Mid-Cap Value Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Large Cap RPM Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Cap RPM Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP S&P 500 Index Fund, LVIP T. Rowe Price Growth Stock Fund, and LVIP UBS Large Cap Growth RPM Fund only).
LVIP BlackRock Equity Dividend RPM Fund. The Fund’s policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Clarion Global Real Estate Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in companies in the real estate industry is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP Columbia Small-Mid Cap Growth RPM Fund. The Fund’s policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small and mid-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan Mid Cap Value RPM Fund. The Fund’s policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of mid-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Mid-Cap Value Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA International Index Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks held by the benchmark index, currently the MSCI EAFE® Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA Large Cap 100 Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large U.S. companies by market capitalization is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA Large Cap RPM Fund. The Fund's policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to large capitalization U.S. companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA Small-Cap Index Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA Small-Cap RPM Fund. The Fund's policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to small capitalization U.S. companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA Small- Mid Cap 200 Fund. The Fund's policy of normally investing at least 80% of its net assets in (plus borrowings for investment purposes, if any) stocks of small and mid cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP SSgA S&P 500 Index Fund. The Fund's policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of issuers included in the S&P 500 Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP T. Rowe Price Growth Stock Fund. The Fund’s policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks of a diversified group of growth companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP UBS Large Cap Growth RPM Fund. The Fund’s policy of normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
More About the Russell 2000® Index (LVIP SSgA Small-Cap Index Fund). Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell Investment Group.
More about the Russell Emerging Markets Index (LVIP BlackRock Emerging Markets RPM Fund). Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Emerging Markets Index. Russell® is a trademark of Russell Investment Group.
More about the MSCI EAFE® Index (LVIP SSgA International Index Fund). INVESTORS LOOK TO INDEXES AS A STANDARD OF MARKET PERFORMANCE. INDEXES ARE MODEL PORTFOLIOS, THAT IS, GROUPS OF STOCKS OR BONDS SELECTED TO REPRESENT AN ENTIRE MARKET. THE MSCI EAFE® INDEX is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index.
The LVIP SSgA International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund’s performance, the MSCI EAFE® Index is used as the benchmark.
The Fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The Fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European depositary Receipts (EDRs), and certain ETFs, cash equivalents, and certain derivatives. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments. The Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Fund, and differences between how and when the Fund and the index are valued.
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
More about the S&P 500 Index (LVIP SSgA S&P 500 Index Fund). Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade and range and diversity of the American economy.
The Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the Fund's sub-adviser, SSgA Funds Management, Inc (SSgA FM), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the Fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SSgA FM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SSgA FM makes no attempt to apply economic, financial or market analysis when managing the Fund. Including a security among the Fund's holdings implies no opinion as to its attractiveness as an investment.
The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of any unfavorable position.
The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Portfolio Transactions and Brokerage
The Funds' adviser or sub-advisers (collectively referred to as the adviser), is responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser currently provides investment advice to a number of other clients. The adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the adviser provides investment advice (including affiliates of the adviser, as the case may be).
On occasions when the adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser regards as a useful supplement of its own internal research capabilities.
The adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser; in addition, the adviser may allocate trades among brokers that generally provide such services. During the fiscal year, the total amount of brokerage transactions and the total commissions paid with respect to such transactions are set forth in the second table below. Research services furnished by brokers are for the benefit of all the clients of the adviser and not solely or necessarily for the benefit of the Funds. The adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2012, 2011 and 2010, the Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2012	2011	2010
LVIP Baron Growth Opportunities Fund	$ [ ]	$167,557	$ 129,551[1]
LVIP BlackRock Emerging Markets RPM Fund[2]	[ ]	N/A	N/A
LVIP BlackRock Equity Dividend RPM Fund	[ ]	321,390	197,584 [3]
LVIP Capital Growth Fund	[ ]	195,615	215,597
LVIP Clarion Global Real Estate Fund[4]	[ ]	552,731	698,454
LVIP Columbia Small-Mid Cap Growth RPM Fund	[ ]	96,402	73,738
LVIP Delaware Growth and Income Fund	[ ]	978,698	1,130,331
LVIP Delaware Social Awareness Fund	[ ]	654,580	603,790
LVIP Delaware Special Opportunities Fund	[ ]	200,111	195,571
LVIP JPMorgan Mid Cap Value RPM Fund	[ ]	170,255	120,955
LVIP MFS International Growth Fund	[ ]	466,010	1,048,416
LVIP MFS International Growth RPM Fund	N/A [1]	N/A [1]	N/A [1]
LVIP MFS Value Fund	[ ]	292,418	264,178
LVIP Mid-Cap Value Fund	[ ]	134,356	150,298
LVIP Mondrian International Value Fund	[ ]	259,249	195,454
LVIP RPM BlackRock Global Allocation V.I. Fund	N/A [1]	N/A [1]	N/A [1]
LVIP RPM Fidelity VIP Contrafund® Portfolio	N/A [1]	N/A [1]	N/A [1]
LVIP SSgA Developed International 150 Fund	[ ]	223,532 [2]	120,110

	2012	2011	2010
LVIP SSgA Emerging Markets 100 Fund	[ ]	390,614	356,469
LVIP SSgA International Index Fund	[ ]	187,616 [2]	57,894
LVIP SSgA Large Cap 100 Fund	[ ]	167,871	149,618
LVIP SSgA Large Cap RPM Fund	N/A [1]	N/A [1]	N/A [1]
LVIP SSgA S&P 500 Index Fund	[ ]	78,364	95,147
LVIP SSgA Small-Cap Index Fund	[ ]	66,582	123,050
LVIP SSgA Small-Cap RPM Fund	N/A [1]	N/A [1]	N/A [1]
LVIP SSgA Small-Mid Cap 200 Fund	[ ]	87,693	69,539 [4]
LVIP T. Rowe Price Growth Stock Fund	[ ]	115,136	157,694
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	[ ]	105,188	73,680
LVIP Templeton Growth RPM Fund	[ ]	153,942 [3]	88,033
LVIP UBS Large Cap Growth RPM Fund	[ ]	632,352 [4]	300,221
1 The Fund did not pay for any brokerage and research services because the Fund had not yet commenced operations.
2 In 2011, portfolio brokerage was higher due to increased cash flow and a geographic shift to Japan.
3 In 2011, portfolio brokerage was higher due to higher portfolio turnover in the Fund.
4 In 2011, portfolio brokerage was higher due to higher portfolio turnover and a change in a Co-Portfolio Manager.
During the fiscal year ended December 31, 2012, the adviser or sub-adviser, as appropriate, for each of the following Funds allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:
	Transactions	Related Brokerage Commissions
LVIP Baron Growth Opportunities Fund	[ ]	$ [ ]
LVIP BlackRock Emerging Markets RPM Fund	[ ]	[ ]
LVIP BlackRock Equity Dividend RPM Fund	[ ]	[ ]
LVIP Capital Growth Fund	[ ]	[ ]
LVIP Clarion Global Real Estate	[ ]	[ ]
LVIP Columbia Small-Mid Cap Growth RPM Fund	[ ]	[ ]
LVIP Delaware Growth and Income Fund	[ ]	[ ]
LVIP Delaware Social Awareness Fund	[ ]	[ ]
LVIP Delaware Special Opportunities Fund	[ ]	[ ]
LVIP JPMorgan Mid Cap Value RPM Fund	[ ]	[ ]
LVIP MFS International Growth Fund	[ ]	[ ]
LVIP MFS International Growth RPM Fund[1]	N/A	N/A
LVIP MFS Value Fund	[ ]	[ ]
LVIP Mid-Cap Value Fund	[ ]	[ ]
LVIP Mondrian International Value Fund	[ ]	[ ]
LVIP RPM BlackRock Global Allocation V.I. Fund[1]	N/A	N/A
LVIP RPM Fidelity VIP Contrafund® Portfolio[1]	N/A	N/A
LVIP SSgA Developed International 150 Fund	[ ]	[ ]
LVIP SSgA Emerging Markets 100 Fund	[ ]	[ ]
LVIP SSgA International Index Fund	[ ]	[ ]
LVIP SSgA Large Cap 100 Fund	[ ]	[ ]
LVIP SSgA Large Cap RPM Fund[1]	N/A	N/A
LVIP SSgA S&P 500 Index Fund	[ ]	[ ]
LVIP SSgA Small-Cap Index Fund	[ ]	[ ]
LVIP SSgA Small-Cap RPM Fund[1]	N/A	N/A
LVIP SSgA Small-Mid Cap 200 Fund	[ ]	[ ]
LVIP T. Rowe Price Growth Stock Fund	[ ]	[ ]
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	[ ]	[ ]
LVIP Templeton Growth RPM Fund	[ ]	[ ]
LVIP UBS Large Cap Growth RPM Fund	[ ]	[ ]

Purchases of Securities of “Regular” Brokers or Dealers
As of December 31, 2012, the following Funds held securities issued by their “regular” broker-dealers or the parent companies of their “regular” broker-dealers:
Value of Securities of “Regular” Broker-Dealers
LVIP Baron Growth Opportunities Fund	[ ]
LVIP BlackRock Emerging Markets RPM Fund	[ ]
LVIP BlackRock Equity Dividend RPM Fund	[ ]
LVIP Capital Growth Fund	[ ]
LVIP Clarion Global Real Estate Fund	[ ]
LVIP Columbia Small-Mid Cap Growth RPM Fund	[ ]
LVIP JPMorgan Mid Cap Value RPM Fund	[ ]
LVIP Delaware Growth and Income Fund
JP Morgan Chase	[ ]
LVIP Delaware Social Awareness Fund	[ ]
LVIP Delaware Special Opportunities Fund	[ ]
LVIP MFS International Growth Fund
Barclays Investments	[ ]
Credit Suisse	[ ]
LVIP MFS International Growth RPM Fund	N/A
LVIP MFS Value Fund
Bank of America	$ [ ]
Barclays Investments	$ [ ]
Goldman Sachs	$ [ ]
BNY Mellon	$ [ ]
LVIP Mid-Cap Value Fund	[ ]
LVIP Mondrian International Value Fund
Deutsche Banc	[ ]
LVIP RPM BlackRock Global Allocation V.I. Fund	N/A
LVIP RPM Fidelity VIP Contrafund® Portfolio	N/A
LVIP SSgA Developed International 150 Fund	[ ]
LVIP SSgA Emerging Markets 100 Fund	[ ]
LVIP SSgA International Index Fund
Credit Suisse	[ ]
Deutsche Banc	[ ]
UBS Investment Bank	[ ]
Barclays Investments	[ ]
Nomura	[ ]
LVIP SSgA Large Cap 100 Fund
Morgan Stanley	[ ]
LVIP SSgA Large Cap RPM Fund	N/A
LVIP SSgA S&P 500 Index Fund
Bank of America	[ ]
Citigroup	[ ]
Goldman Sachs	[ ]
BNY Mellon	[ ]
Morgan Stanley	[ ]

Value of Securities of “Regular” Broker-Dealers
LVIP SSgA Small-Cap Index Fund	[ ]
LVIP SSgA Small-Cap RPM Fund	N/A
LVIP SSgA Small-Mid Cap 200 Fund	[ ]
LVIP T. Rowe Price Growth Stock Fund	[ ]
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	[ ]
LVIP Templeton Growth RPM Fund
Citigroup	[ ]
Credit Suisse	[ ]
Deutsche Banc	[ ]
BNY Mellon	[ ]
LVIP UBS Large Cap Growth RPM Fund	[ ]
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Funds' portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
All Funds entered into a commission recapture program with Russell, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements of the Funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture program.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.
The LVIP Capital Growth Fund experienced a decrease in portfolio turnover from 62% in 2010 to 37% in 2011. The decrease was due to the manager's high conviction in the Fund's positioning at the end of 2010 and belief that current holdings would continue to offer compelling upside.
The LVIP JPMorgan Mid Cap Value RPM Fund experienced an increase in portfolio turnover from 57% in 2010 to 87% in 2011. The increase was related to significant changes in asset flows in addition to baseline turnover in the portfolio. The LVIP MFS International Growth Fund (Formerly LVIP Marsico International Growth) experienced a decrease in turnover from 207% in 2010 to 69% in 2011. The higher turnover in 2010 was due to the change in sub-adviser to MFS in October 2010, which had resulted in significant portfolio restructuring. The LVIP Mondrian International Value Fund experienced an increase in portfolio turnover from 20% in 2010 to 41% in 2011. The Fund's turnover increase in the last year was due to increased market volatility which raised more investment opportunities for the Fund.

The LVIP SSgA Large Cap 100 Fund experienced a decrease in portfolio turnover from 133% in 2010 to 45% in 2011. The decrease in portfolio turnover occurred due to lower volume of shares traded to perform the Fund's annual rebalance. The LVIP SSgA Small-Mid Cap 200 Fund experienced a decrease in portfolio turnover from 76% in 2010 to 55% in 2011. The decrease in portfolio turnover occurred due to lower volume of shares traded to perform the Fund's annual rebalance.
The LVIP Templeton Growth RPM Fund experienced an increase in portfolio turnover from 11% in 2010 to 29% in 2011. The portfolio turnover increased this year as some of the Fund's holdings reached sell levels and some attractive opportunities opened up in the market.
The LVIP UBS Large Cap Growth RPM Fund experienced an increase in portfolio turnover from 46% in 2010 to 89% in 2011. This increase in 2011 was due in part to a change in Co-Portfolio Managers. The new Co-Portfolio Managers' growth oriented view was reflected in a transition of the Fund's assets out of more defensive positions.
Trustees and Officers
The Board of Trustees (Board of Trustees, or the Board) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (Trustees) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their successors are elected and qualified. The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and executive officers of the Trust is set forth below. Each Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustees.” Trustees who are not interested persons are referred to as Independent Trustees. The Trustees (except Steve A. Cobb, Robert W. Dineen and Daniel R. Hayes) were elected or re-elected at the Special Meeting of Stockholders of the Trust on April 5, 2007 to serve until the next shareholders' meeting, if any, or until their successors shall have been duly elected and qualified.
The term Fund Complex includes the 66 Funds of the Lincoln Variable Insurance Products Trust and the 5 Funds of the Trust.
Interested Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Daniel R. Hayes* Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1957	Chairman, President and Trustee	Chairman since September 2009; President and Trustee since December 2008	Vice President, The Lincoln National Life Insurance Company; Formerly: Senior Vice President, Fidelity Investments	71	Lincoln Advisors Trust
Robert W. Dineen* 2005 Market Street 34th Floor Philadelphia, PA 19103 YOB: 1949	Trustee	Trustee since January 2013	Vice Chairman, Lincoln Financial Network	71	Lincoln Advisors Trust

*	Daniel R. Hayes, currently Chairman and President of the Trust, and Robert W. Dineen, Trustee, are interested persons of the Trust because each is an officer of The Lincoln National Life Insurance Company or its affiliates.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1971	Trustee	Trustee since January 2013	Managing Director, CID Capital (private equity firm)	71	Former Director of SPS Commerce (supply chain software provider); Trustee of Lincoln Variable Insurance Products Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Michael D. Coughlin 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1942	Trustee	Trustee since April 2007	Management Consultant, Owner of Coughlin Associates	71	Merrimack County Savings Bank; Trustee of Merrimack Bankcorp, MHC; Lincoln Advisors Trust
Nancy L. Frisby 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1941	Trustee	Trustee since April 1992	Retired; Formerly: Senior Vice President and Chief Financial Officer, Desoto Memorial Hospital	71	Lincoln Advisors Trust
Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since April 2007	Retired, State Representative, State of New Hampshire; Retired, Executive Director, United Way of Merrimack County	71	Lincoln Advisors Trust
Gary D. Lemon, Ph.D. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since February 2006; formerly: Advisory Trustee from November 2004 to February 2006	Joseph Percival Allen, III, University Professor; James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship; Professor of Economics and Management, DePauw University	71	Lincoln Advisors Trust
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since April 2007	Managing Partner, Rath, Young, and Pignatelli, P.C. (law firm)	71	Associated Grocers of New England; Lincoln Advisors Trust
Kenneth G. Stella** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since February 1998	Retired; Formerly: President Emeritus, Indiana Health Association, Formerly: President, Indiana Hospital & Health Association	71	Advisory Board of Harris Bank; St. Vincent Health; Lincoln Advisors Trust
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since August 2004	Retired, Formerly: Director of Blue & Co., LLC (accounting firm)	71	Lincoln Advisors Trust

**	Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.
Officers Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Kevin J. Adamson 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Vice President	Vice President since June 2011; Formerly: Second Vice President since May 2006	Vice President and Chief Operating Officer, Lincoln Investment Advisors Corporation; Vice President, Director of Funds Management, The Lincoln National Life Insurance Company; Formerly: Director of Financial Operations, Swiss Re/Lincoln Re	N/A	N/A

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Delson R. Campbell 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1967	Vice President	Vice President since December 2012	Vice President, The Lincoln National Life Insurance Company	N/A	N/A
Jeffrey D. Coutts 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since March 2012	Treasurer, Lincoln National Corporation; Formerly: Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Formerly: Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance Company	N/A	N/A
William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Vice President since June 2011; Chief Accounting Officer since May 2006; Formerly: Second Vice President since 2007	Second Vice President and Director of Separate Account Operations, The Lincoln National Life Insurance Company	N/A	N/A
David A. Weiss One Granite Place Concord, NH 03301 YOB: 1976	Vice President	Vice President since June 2011; Formerly: Assistant Vice President since August 2007	Vice President and Chief Investment Officer, Lincoln Investment Advisors Corporation; Vice President, Funds Management Research, The Lincoln National Life Insurance Company; Formerly: Director, Funds Management Research; Mutual Fund/Securities Analyst; Senior Mutual Fund Analyst, Jefferson Pilot Corp.	N/A	N/A
John (Jack) A. Weston One Granite Place Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Chief Compliance Officer since May 2007	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly: Treasurer, Jefferson Pilot Variable Fund, Inc.	N/A	N/A
Jill R. Whitelaw Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1963	Vice President, Secretary and Chief Legal Officer	Secretary since June 2011	Vice President and Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Vice President, Secretary and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly, Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch & Co.	N/A	N/A

Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has been a Trustee of the Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a Director of ABC Industries (industrial and mining ventilation products manufacturer), Salon Grafix (consumer hair care products manufacturer), and Matilda Jane (girls clothing manufacturer and marketer). He has previously served as a Director of multiple other private and public companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past Director of several community non-profit organizations, most recently completing a three-year term on the Board of Directors of the Carmel Clay Public Library Foundation. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over 20 years of financial, accounting and business management insight.
Michael D. Coughlin. Mr. Coughlin has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Coughlin previously served as a Director of the Jefferson Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mr. Coughlin owns Michael D. Coughlin Associates (General Management Consulting) and previously was President of Concord Litho Company, Inc. from 1985 to 1999. Mr. Coughlin’s background includes Chairman or President roles in a number of companies and charitable organizations. He is currently a Trustee of Merrimack County Savings Bank in New Hampshire. Through his experience, Mr. Coughlin is qualified to advise the Board in management, financial and investment matters.
Robert W. Dineen. Mr. Dineen has been a Trustee for the Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. He is currently Vice Chairman of Lincoln Financial Network, a broker-dealer affiliate within Lincoln Financial Group. Lincoln Financial Network is the retail arm of Lincoln Financial Group, and which consists of more than 8,000 independent agents and financial planners offering planning and advisory services, retirement services, life products, annuities, investments and trust services to affluent individuals, business owners and families. Prior to joining Lincoln Financial Group, Mr. Dineen was Senior Vice President and head of Merrill Lynch's Managed Asset Group, where he was responsible for leading and directing the manufacturing and distribution of all retail and institutional separate accounts businesses. Before holding that office, Mr. Dineen served in a wide range of leadership positions at Merrill Lynch. Mr. Dineen brings over 30 years of knowledge and experience in distribution, retirement, investment, insurance, and business management.
Nancy L. Frisby. Ms. Frisby has been a Trustee for the Lincoln Variable Insurance Products Trust since 1992 and has served as a Trustee of the Lincoln Advisors Trust since June 2011. Ms. Frisby served as the Senior Vice President (since 2000) and Chief Financial Officer of the DeSoto Memorial Hospital, Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom Palmer Eye Institute at the University of Miami School of Medicine and the Chief Financial Officer of St. Joseph Medical Center, Fort Wayne, IN. Ms. Frisby is a member of the American Institute of Certified Public Accountants and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and previously served as Board Chair of the Byron Health Center in Fort Wayne. Through her experience, Ms. Frisby brings leadership and financial insight as Chair of the Audit Committee.
Elizabeth S. Hager. Ms. Hager has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. She previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice President of Granite United Way until her retirement in 2011. Ms. Hager has also served as a State Representative in the State of New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.
Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Lincoln Variable Insurance Products Trust since 2008 and as its Chairman since 2009. He has served as President, Chairman and Trustee of the Lincoln Advisors Trust since June 2011. Mr. Hayes joined Lincoln Financial Group as Head of Funds Management in 2008. Mr. Hayes also serves as President and Director of Lincoln Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice President with Fidelity Investments, managing Fidelity’s business and relationships with insurance companies. Prior to his employment with Fidelity, Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.
Gary D. Lemon. Dr. Lemon served as Advisory Trustee for the Lincoln Variable Insurance Products Trust since 2004 and as a Trustee since 2006. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Dr. Lemon has a Master’s Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics at DePauw University. Dr. Lemon currently is the Joseph Percival

Allen III University Professor and is the Director of the McDermond Center for Management and Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.
Thomas D. Rath. Mr. Rath has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2007. He has served as a Trustee of Lincoln Advisors Trust since June 2011. He previously served as a Director of the Jefferson Pilot Variable Fund, Inc. since 1997. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Through his experience, Mr. Rath brings a legal and legislative perspective to the Board.
Kenneth G. Stella. Mr. Stella has served as a Trustee of the Lincoln Variable Insurance Products Trust since 1998. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana (“Association”). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead Independent Trustee and Chair of the Nominating and Governance Committee.
David H. Windley. Mr. Windley has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2004. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.
Each Trustee also has familiarity with the Lincoln Advisors Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Trust.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust's shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently comprised of ten trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and two of whom are classified as interested persons of the Trust (Interested Trustees). An Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds' financial statements, oversee compliance with regulatory requirements and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds' investment performance with the adviser at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
The Board of Trustees has established an Audit Committee, which is responsible for overseeing the Funds' financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the Board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust's systems of control, the Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Steve A. Cobb, Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley (Chairman). The Audit Committee met four times during the last fiscal year.
The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Michael D. Coughlin, Gary D. Lemon (Chairman) and Thomas D. Rath and Interested Trustee Robert W. Dineen. The Investment Committee met four times during the last fiscal year.
The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee met five times during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2012, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2012, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Daniel R. Hayes	None	None
Robert W. Dineen*	N/A	N/A

*	Robert W. Dineen was elected to the Board of Trustees effective January 1, 2013.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb*	N/A	N/A
Michael D. Coughlin	LVIP SSgA Emerging Markets 100 Fund—$1–$10,000 LVIP SSgA Large Cap 100 Fund—$1–$10,000 LVIP SSgA Small-Mid Cap 200 Fund—$10,001–$50,000	$10,001–$50,000
Nancy L. Frisby	LVIP Delaware Foundation Conservative Allocation Fund—$50,001–$100,000
LVIP Delaware Growth and Income Fund—$10,001
LVIP Delaware Social Awareness Fund—$50,001–$100,000
LVIP Delaware Special Opportunities Fund—$50,001–$100,000
	LVIP SSgA Small Cap Index Fund—$10,001–$50,000	Over $100,000
Elizabeth S. Hager	LVIP Delaware Growth and Income Fund—$10,001–$50,000
LVIP Delaware Social Awareness Fund—$10,001–$50,000
LVIP Mondrian International Value Fund—$1–$10,000
LVIP Protected Profile Moderate Fund—$1–$10,000
LVIP Protected Profile Growth Fund—$1–$10,000
	LVIP UBS Large Cap Growth RPM Fund—$1–$10,000	$50,001–$100,000
Gary D. Lemon	LVIP Delaware Growth and Income Fund—$10,001–$50,000	$10,001–$50,000
Thomas D. Rath	LVIP Delaware Growth and Income Fund—$1–$10,000 LVIP Global Income Fund—$1–$10,000 LVIP SSgA Emerging Markets 100 Fund—$1–$10,000 LVIP T. Rowe Price Growth Stock Fund—$1–$10,000	$1–$10,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kenneth G. Stella	LVIP Delaware Social Awareness Fund—$10,001–$50,000 LVIP Delaware Special Opportunities Fund—$10,001–$50,000	$50,001–$100,000
David H. Windley	LVIP BlackRock Equity Dividend RPM Fund—$1–$10,000
LVIP Delaware Bond Fund—$1–$10,000
LVIP Delaware Social Awareness Fund—$10,001–$50,000
LVIP Delaware Special Opportunities Fund—$10,001–$50,000
LVIP MFS International Growth Fund—$1–$10,000
LVIP Mondrian International Value Fund—$1–$10,000
LVIP SSgA Developed International 150 Fund—$10,001–$50,000
	LVIP SSgA Emerging Markets 100 Fund—$10,001–$50,000	$50,001–$100,000

*	Steve A. Cobb was elected to the Board of Trustees effective January 1, 2013.
Compensation
The following table sets forth the compensation paid to the independent trustees by the Trust and by the Fund Complex for the fiscal year ended December 31, 2012:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A Cobb*	N/A	N/A
Michael D. Coughlin, Trustee	[ ]	[ ]
Nancy L. Frisby, Trustee	[ ]	[ ]
Elizabeth S. Hager, Trustee	[ ]	[ ]
Gary D. Lemon, Trustee	[ ]	[ ]
Thomas D. Rath, Trustee	[ ]	[ ]
Kenneth G. Stella, Trustee	[ ]	[ ]
David H. Windley, Trustee	[ ]	[ ]

*	Steve A. Cobb was elected to the Board of Trustees effective January 1, 2013.
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Investment Advisors Corporation (LIA or the adviser) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (LNC). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement (the Management Agreement), LIA manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LIA a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LIA may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2012, each Fund paid fees to LIA equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund A	Aggregate Annual Rate as a Percentage of Average Daily Net Assets	Investment Management Agreement Effective Date
LVIP Baron Growth Opportunities Fund	1.00% of the average daily net assets	June 5, 2007
LVIP BlackRock Emerging Markets Index RPM Fund	0.55% of the average daily net assets	August 31, 2012
LVIP BlackRock Equity Dividend RPM Fund	0.75% of the average daily net assets	October 1, 2009
LVIP Capital Growth Fund	0.71% of the average daily net assets	April 30, 2007
LVIP Clarion Global Real Estate Fund	0.95% of the average daily net assets	April 30, 2007
LVIP Columbia Small-Mid Cap Growth RPM Fund	0.87% of the average daily net assets	April 30, 2007
LVIP Delaware Growth and Income Fund	0.35% of the average daily net assets	April 30, 2007

Fund A	Aggregate Annual Rate as a Percentage of Average Daily Net Assets	Investment Management Agreement Effective Date
LVIP Delaware Social Awareness Fund	0.39% of the average daily net assets	April 30, 2007
LVIP Delaware Special Opportunities Fund	0.39% of the average daily net assets	April 30, 2007
LVIP JPMorgan Mid Cap Value RPM Fund	1.05% of the average daily net assets	April 30, 2007
LVIP MFS International Growth Fund	0.93% of the average daily net assets	October 1, 2010
LVIP MFS Value Fund	0.63% of the average daily net assets	April 30, 2007
LVIP Mid-Cap Value Fund	0.93% of the average daily net assets	April 30, 2007
LVIP Mondrian International Value Fund	0.75% of the average daily net assets	April 30, 2007
LVIP SSgA Developed International 150 Fund	0.75% of the average daily net assets	May 1, 2008
LVIP SSgA Emerging Markets 100 Fund	1.09% of the average daily net assets	June 18, 2008
LVIP SSgA International Index Fund	0.40% of the average daily net assets	May 1, 2008
LVIP SSgA Large Cap 100 Fund	0.52% of the average daily net assets	May 1, 2008
LVIP SSgA S&P 500 Index Fund	0.20% of the average daily net assets	April 30, 2007
LVIP SSgA Small-Cap Index Fund	0.32% of the average daily net assets	April 30, 2007
LVIP SSgA Small Mid-Cap 200 Fund	0.69% of the average daily net assets	May 1, 2008
LVIP T. Rowe Price Growth Stock Fund	0.75% of the average daily net assets	April 30, 2007
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	0.73% of the average daily net assets	April 30, 2007
LVIP Templeton Growth RPM Fund	0.73% of the average daily net assets	April 30, 2007
LVIP UBS Large Cap Growth RPM Fund	0.75% of the average daily net assets	April 30, 2007
A The LVIP MFS International Growth RPM Fund, LVIP RPM BlackRock Global Allocation V.I. Fund, LVIP Fidelity VIP Contrafund® Portfolio, LVIP SSgA Large Cap RPM Fund and LVIP SSgA Small-Cap RPM Fund had not yet commenced operations as of December 31, 2012.
Advisory Fees Paid by Each Fund
For the last three fiscal years, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2012	2011	2010
LVIP Baron Growth Opportunities Fund	$ [ ]	$4,100,015	$3,525,788
LVIP BlackRock Emerging Markets RPM FundA	[ ]	N/A	N/A
LVIP BlackRock Equity Dividend RPM FundB	[ ]	2,894,169	2,762,834
LVIP Capital Growth Fund	[ ]	2,064,515	1,472,906
LVIP Clarion Global Real Estate FundC	[ ]	1,738,844	1,579,337
LVIP Columbia Small-Mid Cap Growth RPM FundD	[ ]	474,012	287,087
LVIP Delaware Growth and Income Fund	[ ]	3,917,867	3,949,999
LVIP Delaware Social Awareness Fund	[ ]	2,513,836	2,531,088
LVIP Delaware Special Opportunities Fund	[ ]	2,388,458	2,229,177
LVIP JPMorgan Mid Cap Value RPM FundE	[ ]	682,137	361,522
LVIP MFS International Growth Fund	[ ]	2,282,990	2,467,272
LVIP MFS International Growth RPM FundH	N/A	N/A	N/A
LVIP MFS Value Fund	[ ]	4,326,823	3,678,309
LVIP Mid-Cap Value Fund	[ ]	860,666	768,100
LVIP Mondrian International Value Fund	[ ]	4,405,549	4,703,474
LVIP RPM BlackRock Global Allocation V.I. FundH	N/A	N/A	N/A
LVIP RPM Fidelity VIP Contrafund® PortfolioH	N/A	N/A	N/A
LVIP SSgA Developed International 150 Fund	[ ]	1,033,851	542,884
LVIP SSgA Emerging Markets 100 Fund	[ ]	1,005,638	619,225
LVIP SSgA International Index Fund	[ ]	1,934,339	1,008,828
LVIP SSgA Large Cap 100 Fund	[ ]	1,580,090	909,815
LVIP SSgA Large Cap RPM FundH	N/A	N/A	N/A
LVIP SSgA S&P 500 Index Fund	[ ]	2,745,571	1,846,794
LVIP SSgA Small-Cap Index Fund	[ ]	1,291,534	796,549
LVIP SSgA Small-Cap RPM FundH	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200 Fund	[ ]	451,499	305,039
LVIP T. Rowe Price Growth Stock Fund	[ ]	2,145,301	2,230,648
LVIP T. Rowe Price Structured Mid-Cap growth Fund	[ ]	2,246,717	2,002,281

	2012	2011	2010
LVIP Templeton Growth RPM FundF	[ ]	1,910,229	1,845,556
LVIP UBS Large Cap Growth RPM FundG	[ ]	2,422,831	2,513,827
A Prio to 2012, no advisory fees were paid by the Fund because the Fund had not yet commenced operations.
B Effective September 21, 2012, the Fund's name was changed from LVIP Wells Fargo Intrinsic Value Fund to LVIP BlackRock Equity Dividend RPM Fund.
C Effective September 28, 2012, the Fund's name was changed from LVIP Cohen & Steers Global Real Estate Fund to LVIP Clarion Global Real Estate Fund.
D Effective September 21, 2012, the Fund's name was changed from LVIP Turner Mid-Cap Growth Fund to LVIP Columbia Small-Mid Cap Growth RPM Fund.
E Effective September 21, 2012, the Fund's name was changed from LVIP Columbia Value Opportunities Fund to LVIP JPMorgan Mid Cap Value RPM Fund.
F Effective September 21, 2012, the Fund's name was changed from LVIP Templeton Growth Fund to LVIP Templeton Growth RPM Fund.
G Effective September 21, 2012, the Fund's name was changed from LVIP Janus Capital Apprecition Fund to LVIP UBS Large Cap Growth RPM Fund.
H No advisory fees were paid by the Fund because the Fund had not yet commenced operations.
Expense Reimbursement
For the last three fiscal years, LIA reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2012	2011	2010
LVIP Baron Growth Opportunities Fund	$ [ ]	$161,102	$163,172
LVIP BlackRock Emerging Markets RPM FundA	[ ]	N/A	N/A
LVIP Capital Growth Fund	[ ]	0	25,018
LVIP Clarion Global Real Estate FundB	[ ]	0	0
LVIP Columbia Small-Mid Cap Growth RPM FundC	[ ]	0	0
LVIP MFS International Growth FundD	[ ]	0	13,780
LVIP MFS International Growth RPM FundF	N/A	N/A	N/A
LVIP Mid-Cap Value Fund	[ ]	12,162	19,695
LVIP RPM BlackRock Global Allocation V.I. FundF	N/A	N/A	N/A
LVIP RPM Fidelity VIP Contrafund® PortfolioF	N/A	N/A	N/A
LVIP SSgA Developed International 150 Fund	[ ]	0	44,451
LVIP SSgA Emerging Markets 100 Fund	[ ]	0	0
LVIP SSgA International Index Fund	[ ]	0	107,242
LVIP SSgA Large Cap 100 Fund	[ ]	0	0
LVIP SSgA Large Cap RPM FundF	N/A	N/A	N/A
LVIP SSgA S&P 500 Index Fund	[ ]	0	0
LVIP SSgA Small-Cap Index Fund	[ ]	0	0
LVIP SSgA Small-Cap RPM FundF	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200 Fund	[ ]	0	10,281
LVIP Templeton Growth RPM FundE	[ ]	0	0
A Prior to 2012, LIA had not reimbursed the Fund because the Fund had not yet commenced operations.
B Effective September 28, 2012, the Fund's name was changed from LVIP Cohen & Steers Global Real Estate Fund to LVIP Clarion Global Real Estate Fund.
C Effective September 21, 2012, the Fund's name was changed from LVIP Turner Mid-Cap Growth Fund to LVIP Columbia Small-Mid Cap Growth RPM Fund.
D On October 1, 2010, the Fund name changed to LVIP MFS International Growth Fund due to a sub-advisor change. The Fund was formerly the LVIP Marsico International Growth Fund.
E Effective September 21, 2012, the Fund's name was changed from LVIP Templeton Growth Fund to LVIP Templeton Growth RPM Fund.
F LIA has not reimbursed the Fund because the Fund has not yet commenced operations.
With respect to the LVIP Baron Growth Opportunities Fund, the adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 1.04% of the average daily net assets for the Standard Class of the Fund (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.
With respect to the LVIP BlackRock Emerging Markets RPM Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of the average daily net assets of the Fund. The agreement will continue at least through April 30, 2014. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.80% of the average daily net assets for the Standard Class of the Fund (and 1.05% for the Service Class). Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.

With respect to the LVIP Clarion Global Real Estate Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily nets assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.
With respect to the LVIP Columbia Small-Mid Cap Growth RPM Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund; 0.10% on the first $25 million of average daily net assets of the Fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP MFS International Growth Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% on the first $400 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP MFS International Growth RPM Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.65% of the Fund’s average daily net assets. The adviser also has contractually agreed to reimburse the Fund for all Other Expenses excluding distribution fees and AFFE. Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP Mid Cap Value Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of the first $25 million of average net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets for the Standard Class of the Fund (and 1.29% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP RPM BlackRock Global Allocation V.I. Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.70% of the Fund’s average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed [0.xx]% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP RPM Fidelity VIP Contrafund® Portfolio, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.65% of the Fund’s average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed [0.xx]% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Developed International 150 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.35% on the first $100 million of average daily net assets of the Fund and 0.43% of average daily net assets of the Fund in excess of $100 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Emerging Markets 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.69% on the first $100 million of average daily net assets of the Fund and 0.76% of average daily net assets of the Fund in excess of $100 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA International Index Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.03% on the first $500 million of average daily net assets of the Fund and 0.05% of average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Large Cap 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.12% on the first $100 million of average daily net assets of the Fund and 0.22% of average daily net assets of the Fund in excess of $100 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Large Cap RPM Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.50% of the Fund’s average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.50% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Small-Cap RPM Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.70% of the Fund’s average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.50% of average daily net assets for the Service Class (excluding AFFE). Both agreements will continue at least through April 30, 2014 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the adviser.
With respect to the LVIP SSgA Small-Mid Cap 200 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.29% on the first $100 million of average daily net assets of the Fund and 0.39% of average daily net assets of the Fund in excess of $100 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Sub-Advisers. As adviser, LIA is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LIA has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LIA provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP Baron Growth Opportunities Fund	BAMCO, Inc. 767 Fifth Avenue New York, NY 10155
LVIP BlackRock Emerging Markets RPM Fund	BlackRock Investment Management, LLC 55 E. 52nd Street New York, NY 10153
LVIP BlackRock Equity Dividend RPM Fund	BlackRock Investment Management, LLC 55 E. 52nd Street New York, NY 10153
LVIP Capital Growth Fund	Wellington Management Company, LLP (Wellington Management) 280 Congress Street Boston Massachusetts 02210
LVIP Clarion Global Real Estate Fund	CBRE Clarion Securities LLC 201 King of Prussia Road, Suite 600 Radnor, PA 19087
LVIP Columbia Small-Mid Cap Growth RPM Fund	Columbia Management Investment Advisers, LLC. One Financial Center Boston, MA 02111
LVIP JPMorgan Mid Cap Value RPM Fund	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
LVIP Delaware Growth and Income Fund	Delaware Management Company (DMC) 2005 Market Street Philadelphia, PA 19103
LVIP Delaware Social Awareness Fund	Delaware Management Company (DMC) 2005 Market Street Philadelphia, PA 19103
LVIP Delaware Special Opportunities Fund	Delaware Management Company (DMC) 2005 Market Street Philadelphia, PA 19103
LVIP MFS International Growth Fund	Massachusetts Financial Services Company (MFS) 500 Boylston Street Boston, Massachusetts 02116
LVIP MFS Value Fund	Massachusetts Financial Services Company (MFS) 500 Boylston Street Boston, Massachusetts 02116
LVIP Mid-Cap Value Fund	Wellington Management 280 Congress Street Boston, Massachusetts 02110

Fund	Sub-Adviser
LVIP Mondrian International Value Fund	Mondrian Investment Partners Limited. 10 Gresham Street, London, United Kingdom EC2V 7JD
LVIP SSgA Developed International 150 Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA Emerging Markets 100 Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA International Index Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA Large Cap 100 Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA S&P 500 Index Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA Small-Cap Index Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP SSgA Small-Mid Cap 200 Fund	SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111
LVIP T. Rowe Price Growth Stock Fund	T. Rowe Price Associates, Inc. (T. Rowe Price) 100 East Pratt Street Baltimore, MD 21202
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. (T. Rowe Price) 100 East Pratt Street Baltimore, MD 21202
LVIP Templeton Growth RPM Fund	Templeton Investment Counsel, LLC (Templeton) 500 East Broward Boulevard, Suite 2100 Fort Lauderdale, Florida 33394
LVIP UBS Large Cap Growth RPM Fund	UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
LIA pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LIA pays to a sub-adviser for a Fund may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2012, LIA paid fees to each sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Baron Growth Opportunities Fund	[__]% of the average daily net assets
LVIP BlackRock Emerging Markets RPM Fund	[__]% of the average daily net assets
LVIP BlackRock Equity Dividend RPM Fund	[__]% of the average daily net assets
LVIP Capital Growth Fund	[__]% of the average daily net assets
LVIP Clarion Global Real Estate Fund	[__]% of the average daily net assets
LVIP Columbia Small-Mid Cap Growth RPM Fund	[__]% of the average daily net assets
LVIP Delaware Growth and Income Fund	[__]% of the average daily net assets
LVIP Delaware Social Awareness Fund	[__]% of the average daily net assets
LVIP Delaware Special Opportunities Fund	[__]% of the average daily net assets
LVIP JPMorgan Mid Cap Value RPM Fund	[__]% of the average daily net assets
LVIP MFS International Growth Fund	[__]% of the average daily net assets
LVIP MFS Value Fund	[__]% of the average daily net assets

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Mid-Cap Value Fund	[__]% of the average daily net assets
LVIP Mondrian International Value Fund	[__]% of the average daily net assets
LVIP SSgA Developed International 150 Fund	[__]% of the average daily net assets
LVIP SSgA Emerging Markets 100 Fund	[__]% of the average daily net assets
LVIP SSgA International Index Fund	[__]% of the average daily net assets
LVIP SSgA Large Cap 100 Fund	[__]% of the average daily net assets
LVIP SSgA S&P 500 Index Fund	[__]% of the average daily net assets
LVIP SSgA Small-Cap Index Fund	[__]% of the average daily net assets
LVIP SSgA Small Mid-Cap 200 Fund	[__]% of the average daily net assets
LVIP T. Rowe Price Growth Stock Fund	[__]% of the average daily net assets
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	[__]% of the average daily net assets
LVIP Templeton Growth RPM Fund	[__]% of the average daily net assets
LVIP UBS Large Cap Growth RPM Fund	[__]% of the average daily net assets
Sub-Advisory Fees Paid by Each Fund
During the last three years, sub-advisers received the following amounts for investment sub-advisory services with respect to the management of each Fund. LIA, not the Fund, pays all sub-advisory fees owed.
	2012	2011	2010
LVIP Baron Growth Opportunities Fund	$[__]	$[__]	$[__]
LVIP BlackRock Emerging Markets RPM Fund	[__]	[__]	[__]
LVIP BlackRock Equity Dividend RPM Fund	[__]	[__]	[__]
LVIP Capital Growth Fund	[__]	[__]	[__]
LVIP Clarion Global Real Estate Fund	[__]	[__]	[__]
LVIP Columbia Small-Mid Cap Growth RPM Fund	[__]	[__]	[__]
LVIP Delaware Growth and Income Fund	[__]	[__]	[__]
LVIP Delaware Social Awareness Fund	[__]	[__]	[__]
LVIP Delaware Special Opportunities Fund	[__]	[__]	[__]
LVIP JPMorgan Mid Cap Value RPM Fund	[__]	[__]	[__]
LVIP MFS International Growth Fund	[__]	[__]	[__]
LVIP MFS Value Fund	[__]	[__]	[__]
LVIP Mid-Cap Value Fund	[__]	[__]	[__]
LVIP Mondrian International Value Fund	[__]	[__]	[__]
LVIP SSgA Developed International 150 Fund	[__]	[__]	[__]
LVIP SSgA Emerging Markets 100 Fund	[__]	[__]	[__]
LVIP SSgA International Index Fund	[__]	[__]	[__]
LVIP SSgA Large Cap 100 Fund	[__]	[__]	[__]
LVIP SSgA S&P 500 Index Fund	[__]	[__]	[__]
LVIP SSgA Small-Cap Index Fund	[__]	[__]	[__]
LVIP SSgA Small-Mid Cap 200 Fund	[__]	[__]	[__]
LVIP T. Rowe Price Growth Stock Fund	[__]	[__]	[__]
LVIP T. Rowe Price Structured Mid-Cap growth Fund	[__]	[__]	[__]
LVIP Templeton Growth RPM Fund	[__]	[__]	[__]
LVIP UBS Large Cap Growth RPM Fund	[__]	[__]	[__]
BAMCO, Inc., a New York corporation, is a wholly-owned subsidiary of Baron Capital Group, Inc. (BCG). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief investment officer.
BlackRock Investment Management, LLC (BlackRock) is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States, with approximately $[ ] trillion in assets under management as of December 31, 2012. BlackRock, Inc. is an affiliate of PNC Financial Services Group, Inc. BlackRock has been an investment advisor since 1994.
CBRE Clarion Securities LLC (Clarion), 201 King of Prussia Road, Suite 600, Radnor PA 19087, is a majority-owned subsidiary of CBRE Group. Clarion is the real estate securities management arm of CBRE Global Investors, Clarion's independently operated real estate investment management affiliate. Clarion and its predecessors have been engaged in the investment management business since 1992. As of June 30, 2012 Clarion managed approximately $21.4 billion in assets.
Columbia Management Investments Advisers, LLC. (Columbia Management) is an indirect, wholly-owned subsidiary of Ameriprise Financial. Columbia is a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia Management, including among others, banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities.
As of December 31, 2012, Delaware Management Company (DMC) and its affiliates within Delaware Investments were managing in the aggregate more than $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services (Macquarie). Delaware Investments is the marketing name for DMHI and its subsidiaries.
J.P. Morgan Investment Management Inc. (JPM). JPM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holding Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPM is located at 270 Park Avenue, New York, NY 10167 and had assets over $[ ] trillion under management as of December 31, 2012.
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $[ ] billion as of December 31, 2012. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owed subsidiary of Sun Life Financial, Inc. (a diversified financial services organization).
Mondrian Investment Partners Limited is owned by its current management. Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by the Financial Services Authority. As of December 31, 2012, Mondrian managed over U.S. $[ ] billion in mutual fund institutional and separately managed accounts.
SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation.
T. Rowe Price is one of the nation’s largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. As of December 1, 2012, T. Rowe Price had assets under management of approximately $[ ] billion.
Templeton is a registered investment adviser and a Delaware Limited Liability Company. Templeton is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (Franklin), a Delaware corporation. Net assets under the management of the Franklin organization were over $[ ] billion as of December 31, 2012.
Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organization have provided investment advisory services for over 70 years. As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $[ ] billion in assets.
UBS Global Asset Management (Americas) Inc. (UBS), with its principal office located at 1285 Avenue of the Americas, New York, NY 10019, manages the assets of the LVIP UBS Large Cap Growth RPM Fund. UBS is an investment management firm managing approximately $[ ] billion, as of December 31, 2012, primarily for institutional, pension and profit sharing funds. UBS is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $[ ] billion in assets under management as of December 31, 2012.
Service marks. The Funds' service marks and the name “Lincoln” have been adopted by the Funds with the permission of LNC, and their continued use is subject to LNC's right to withdraw this permission in the event LIA ceases to be the Funds' investment adviser.
In the prospectus and sales literature, the name Baron will be used with the LVIP Baron Growth Opportunities Fund; BlackRock will be used with the LVIP BlackRock Emerging Markets RPM Fund, LVIP BlackRock Equity Dividend RPM Fund and LVIP RPM BlackRock Global Allocation V.I. Fund; Clarion will be used with the LVIP Clarion Global Real Estate Fund; Columbia will be used with the LVIP Columbia Small-Mid Cap Growth Fund; Delaware will be used with the LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund and LVIP Delaware Special Opportunities Fund; Fidelity will beused with the LVIP RPM Fidelity Vip Contrafund® Portfolio; JPMorgan will be used with the LVIP JPMorgan Mid Cap Value RPM Fund; MFS will be used with the LVIP MFS international Growth Fund, LVIP MFS International Growth RPM Fund and LVIP MFS Value Fund; Mondrian Investment Partners Limited will be used with the LVIP Mondrian International Fund; SSgA Funds Management, Inc. (SSgA FM) will be used for the LVIP SSgA Developed

International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Large Cap RPM Fund, LVIP S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP, and LVIP Small-Mid Cap 200 Fund; T. Rowe Price will be used with the LVIP T. Rowe Price Growth Stock Fund and LVIP T. Rowe Price Structured Mid-Cap Growth Fund; Templeton will be used with the LVIP Templeton Growth RPM Fund; and UBS will be used with the LVIP UBS Large Cap Growth RPM Fund. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular Fund it advises. In addition, the Trust has licensed certain trademarks and the trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the LVIP SSgA S&P 500 Index Fund. LIA has obtained a license to use the trademarks of MSCI® and EAFE® in connection with the LVIP SSgA International Index Fund.
Fund Expenses. Expenses specifically assumed by each Fund under its Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIA or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager (or team member if applicable) is referred to in this section as a “portfolio manager.”
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2012.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Adviser/Sub-Adviser and Portfolio Manager	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts
BAMCO, Inc.
Ron Baron	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
BlackRock Investment Management, LLC
Edward Corallo	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Christopher Bliss	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Greg Savage	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kathleen M. Anderson**	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Robert M. Shearer**	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
David J Cassese**	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
CBRE Clarion Securities LLC
T. Ritson Ferguson***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steven D. Burton***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Joseph P. Smith***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Columbia Management Investment Advisers, LLC
Wayne M. Collette	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Delaware Management Company
Christopher Adams	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Christopher Beck	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Adviser/Sub-Adviser and Portfolio Manager	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts
Francis Morris	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Michael Morris	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Donald Padilla	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Parshv Shah	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
J.P. Morgan Investment Management Inc.
Jonathan K.L. Simon***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Lawrence Playford***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Gloria Fu***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Lincoln Investment Advisors Corporation
Kevin Adamson	37	$9,811	0	$0	0	$0
David Weiss	37	$9,811	0	$0	0	$0
Massachusetts Financial Services Company
Nevin Chitkara	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steven Gorham	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
David Antonelli	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kevin Dwan	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Mondrian Investment Partners Limited
Elizabeth Desmond	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Clive Gillmore	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Melissa Platt	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
SSgA Funds Management, Inc.(Global Beta Solutions Team)
Lynn Blake	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
John Tucker	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
T. Rowe Price Associates, Inc.
P. Robert Bartolo	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Donald J. Peters	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Donald J. Easley	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Templeton Investment Counsel, LLC
Peter Nori	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Cindy Sweeting	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Heather Waddell	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
UBS Global Asset Management (Americas) Inc.
Paul A. Graham	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Saverio (Sam) Console	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Peter J. Bye	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Wellington Management Company, LLP
James N. Mordy	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Andrew J. Shilling	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

*	in millions of dollars

**	as of 5/31/2012

***	as of 6/30/2012
Other Accounts Managed with Performance-Based Advisory Fees
The following table provides information for other accounts managed by each portfolio manager with respect to which advisory fee is based on account performance. Information is shown as of December 31, 2012.
Adviser/Sub-Adviser and Portfolio Managers	Number of Accounts With Incentive Fees	Total Assets
BAMCO, Inc. (Ron Baron)	[ ]	[ ]

Adviser/Sub-Adviser and Portfolio Managers	Number of Accounts With Incentive Fees	Total Assets
BlackRock Investment Management LLC
Edward Carallo	[ ]	[ ]
Christopher Bliss, Greg Savage	[ ]	[ ]
Robert M. Shearer, Kathleen M. Anderson, David J. Cassesse*	[ ]	[ ]
Columbia Management Investment Advisers, LLC(Wayne M. Collette)	[ ]	[ ]
CBRE Clarion Securities LLC (T. Ritson Ferguson, Steven D. Burton, Joseph P. Smith)**	[ ]	[ ]
Delaware Management Company (Francis X. Morris, Christopher S. Adams, Michael S. Morris, Donald G. Padilla, Parshv Shah)	[ ]	[ ]
Delaware Management Company (Christopher Beck)	[ ]	[ ]
J.P. Morgan Investment Management Inc.(Jonathan K.L. Simon, Lawrence Playford, Gloria Fu)**	[ ]	[ ]
Lincoln Investment Advisors Corporation (Kevin Adamson, David Weiss)	[ ]	[ ]
Massachusetts Financial Services Company (Nevin Chitkara, Steven Gorham, David Antonelli, Kevin Dwan)	[ ]	[ ]
Mondrian Investment Partners Ltd. (Clive A. Gillmore, Elizabeth A. Desmond, Melissa J. A. Platt)	[ ]	[ ]
SSgA Funds Management, Inc.(Global Equity Beta Solutions Team)	[ ]	[ ]
T. Rowe Price Associates, Inc.
P. Robert Bartolo	[ ]	[ ]
Donald J. Peters	[ ]	[ ]
Donald J. Easley	[ ]	[ ]
Templeton Investment Counsel, LLC
Peter Nori	[ ]	[ ]
Cindy Sweeting	[ ]	[ ]
Heather Waddell	[ ]	[ ]
UBS Global Asset Management (Americas) Inc.
Paul A. Graham	[ ]	[ ]
Saverio (Sam) Console	[ ]	[ ]
Peter J. Bye	[ ]	[ ]
Wellington Management Company
James Mordy	[ ]	[ ]
Andrew J. Shilling	[ ]	[ ]

*	as of 5/31/2012

**	as of 6/30/2012
Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Individual portfolio managers may perform investment management services for other funds or accounts (Accounts) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. The portfolio manager has adopted procedures designed to allocate investments fairly across multiple funds and Accounts.
BAMCO, Inc. (Baron) (LVIP Baron Growth Opportunities Fund)
Conflicts of interest could arise in connection with managing the Fund along with other funds and clients of BAMCO and its affiliated investment adviser Baron Capital Management, Inc. (BCM). Because of market conditions, client investment restrictions, adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no fund or client is systematically given preferential treatment over time. The Fund's Chief Compliance Officer monitors allocations for consistency with this policy annually. Because an investment opportunity may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the accounts of clients managed by BAMCO and its affiliate.
To the extent that the Fund's portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among the fund and other accounts may cause a portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, BAMCO takes all necessary steps to ensure that portfolio managers endeavor to exercise his discretion in a manner that is equitable to the Fund and other accounts.
A conflict could arise when a portfolio manager has an investment in one fund as opposed to another or has a larger investment in one Fund than in others he manages. BAMCO or its affiliate may also receive a performance-based fee with respect to certain accounts.
BAMCO believes that it has policies and procedures in place that address its potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.
BlackRock Investment Management, LLC (BlackRock) (LVIP BlackRock Emerging Markets RPM Fund; LVIP BlackRock Equity Dividend RPM Fund)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio manager may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of this fund are not entitled to receive a portion of incentive fees of other accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
CBRE Clarion Securities LLC (Clarion) (LVIP Clarion Global Real Estate Fund)
A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
CBRE Clarion recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to: (i) investment process, portfolio management, and trade allocation procedures; (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).
Columbia Management Investment Advisers LLC (CMA) (LVIP Columbia Small-Mid Cap Growth RPM Fund)
Like other investment professionals with multiple clients, the Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CMA has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMA’s Code of Ethics and certain limited exceptions, CMA’s investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Fund and the other funds and accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another fund or account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by the Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMA has adopted compliance procedures that provide that any transactions between the Fund and another fund or account managed by CMA are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other funds or accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another fund or account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts or other funds may have an adverse effect on other accounts or funds, including the Fund.
In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that CMA manages.

CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to CMA and its affiliates.
Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Fund may arise from the financial services activities of Ameriprise Financial, Inc. and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Fund. In this regard, Ameriprise Financial, Inc. is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of CMA, including, among others, banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial, Inc. and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.
Portfolio managers may also face other potential conflicts of interest in managing the Fund and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.
Delaware Management Company (DMC) (LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund)
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund or the Funds may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.
One or more of the accounts managed by a portfolio manager may have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage such account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DMC’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
J.P. Morgan Investment Management, Inc. (LVIP JPMorgan Mid Cap Value RPM Fund)
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manages to participate in an offering to increase JP Morgan's or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
Lincoln Investment Advisors Corporation
LIA manages the Funds by investing at least 80% of all Fund assets in other mutual funds, including exchange-traded funds (collectively, underlying funds), through a structure known as “fund of funds”. Portfolio managers maintain an asset allocation strategy for each Fund and make investment decisions based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable. Differences in the investment strategies or restrictions among the Funds and other accounts may cause the portfolio managers to take action with respect to one Fund that differs from the action taken with respect to another Fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.
The portfolio managers may engage in cross-trades, in which one Fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one Fund may perform better than the mix of underlying funds purchased for another Fund.
The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIA that all decisions concerning the selection of underlying funds be based solely on the best interests of each Fund and its shareholders, and without regard to any revenue that LIA receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIA or any affiliate of LIA.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIA does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIA seeks to manage competing interest for the time and attention of portfolio managers.
LIA has adopted and implemented policies and procedures which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIA’s Code of Ethics.

Massachusetts Financial Services Company (MFS) (LVIP MFS International Growth Fund and LVIP MFS Value Fund)
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there may be securities which are suitable for the fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A fund's trade allocation policies may give rise to conflicts of interest if the fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another found or account that may adversely affect the value of the fund's investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the fund is concerned. In most cases, however, MFS believes that the fund's ability to participate in volume transactions will product better executions for the fund.
MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.
Mondrian Investment Partners Limited (Mondrian) (LVIP Mondrian International Value Fund)
Mondrian Investment Partners Limited (Mondrian) has a fiduciary duty to its clients and as such must identify and take steps to mitigate potential conflicts of interest. A conflict of interest arises when Mondrian and/or its employees have a competing professional or personal interest which could affect their ability to act in the best interests of Mondrian's clients. A conflict could exist even if no unethical or improper act results from it. The UK regulator, the Financial Services Authority, requires regulated firms to identify conflicts of interest and establish, implement and maintain an effective written conflicts of interest policy. Mondrian is also registered with the Securities and Exchange Commission (SEC) which has similar requirements for identification and management of conflicts of interest.
Mondrian maintains and operates various policies and procedures which are designed to prevent conflicts of interest materializing and damaging the interests of our clients. The purpose of this conflicts of interest policy is to outline Mondrian's approach to the identification, management, recording and where relevant, disclosure of conflict of interests.
Identifying Conflicts of Interest
For the purpose of identifying conflicts of interest that may arise in the course of providing a service to our clients, we have considered whether Mondrian or its employees are, directly or indirectly, likely to:
•	Make a financial gain, or avoid a financial loss, at the expense of the client;
•	Have an interest in the outcome of a service provided to a client or in a transaction carried out on behalf of the client, which is distinct from the client's interest in that outcome;
•	Have a financial or other incentive to favor the interest of one client or group of clients over the interest of another client or group of clients;
•	Receive from a person other than the client an inducement in relation to the service provided to the client, in the form of monies, goods or services, other than the standard fee for that service.
Monitoring of Compliance with Conflicts of Interest Procedures
Mondrian maintains a Conflicts of Interest Register that lists all potential conflicts of interest that have been identified. Any conflicts arising are logged immediately in the Conflicts of Interest Register. Mondrian has written policies and procedures addressing each conflict identified in the Register. These policies and procedures are designed to manage the potential conflict so that the interests of clients are always put ahead of Mondrian or its employees. Where a conflict has arisen, steps are taken to ensure that the conflict either does not arise again or its properly managed so that the client interests remain paramount. These details are also recorded in the Register.
Mondrian's Compliance Monitoring Program incorporates periodic reviews of all areas where conflicts of interest might arise. Any apparent violations of the procedures designed to manage conflicts are investigated and reported to the Chief Compliance Officer, who will determine any action necessary.
Any material matters would be reported to senior management and the Mondrian Compliance Committee and, where required, any relevant regulator.

Disclosure of Potential Conflicts of Interest
Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities:
•	Access to non-public information
•	Allocation of investment opportunities
•	Allocation of IPO opportunities
•	“Cherry picking” (inappropriate attempts to improve the appearance of a portfolio)
•	Dealing in investments as agent for more than one party
•	Dealing in investments as principal in connection with the provision of seed capital for Mondrian sponsored Limited Partnerships and Alpha Funds
•	Directorships and external business arrangements
•	Dual agency
•	Employee compensation
•	Employee personal account dealing
•	Gifts and entertainment
•	Investment in shares issued by companies who are clients of Mondrian.
•	Management of investment capability
•	Performance fees
•	Portfolio holdings disclosure
•	Portfolio pumping
•	Pricing and valuation
•	Proxy voting
•	Relationships with consultants
•	Side-by-side management of hedge funds (Mondrian Alpha Funds)
•	Soft dollar arrangements
•	“Step out trades” (where a broker shares commission with a third party)
•	Transactions with affiliated brokers
•	“Window dressing” (inappropriate attempts to improve the appearance of portfolio performance)
Mondrian has separately documented policies and procedures in place to address each of these potential conflicts of interest.
SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund and SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the Portfolio Manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities.
A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.
SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g. collective investment funds), and separate accounts (i.e. accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.
T. Rowe Price Associates, Inc.(T. Rowe Price) (LVIP T. Rowe Price Growth Stock Fund and T. Rowe Price Structured Mid-Cap Growth Fund)
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.
T. Rowe Price does not anticipate experiencing any conflicts in managing the funds in relation to its discretionary authority over any other accounts. Sub-advised fund procedures are incorporated into or covered by general compliance manuals and internal control policies and procedures kept by each separate business unit that services the funds. T. Rowe Price believes that these polices and procedures are adequate to address any potential conflicts of interest between and among its clients in its investment advisory business. Procedures for the identification and management of conflicts of interest are incorporated into certain elements of our compliance program where such conflicts may be present (e.g., Trade Allocation Guidelines, Proxy Voting Polices and Procedures, Code of Ethics, etc.). In addition, conflicts of interest are addressed through internal controls, and where appropriate, the separation of functions and duties within the business units.
Templeton Investment Counsel, LLC (Templeton) (LVIP Templeton GrowthRPM Fund)
The management of multiple funds, including the Sub-Advised Funds, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Sub-Advised Funds. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Sub-Advised Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the Sub-Advised Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
UBS Global Asset Management (Americas) Inc. (UBS Global AM) (LVIP UBS Large Cap Growth Fund)
The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.
UBS AG is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS AG (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.
UBS Global AM may purchase or sell, or recommend for purchase or sale, for the Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to the Fund or its other clients, or purchase for the Fund or its other clients, securities of issuers in which UBS AG has an interest as described in this paragraph.
From time to time and subject to client approval, UBS Global AM may rely on certain affiliates to execute trades for the Fund or its other accounts. For each security transaction effected by UBS AG, UBS Global AM may compensate and UBS AG may retain such compensation for effecting the transaction, and UBS Global AM may receive affiliated group credit for generating such business.
Transactions undertaken by UBS AG or client accounts managed by UBS AG (“Client Accounts”) may adversely impact the Fund. UBS AG and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund.
Wellington Management Company, LLP (Wellington Management) (LVIP Capital Growth Fund and LVIP Mid-Cap Value Fund)
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's manager listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.
As of the Funds' fiscal year ended December 31, 2012, thw following portfolio managers beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LIA, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. For fiscal years 2010, 2011, and 2012, LFD received no compensation from the Trust (other than Rule 12b-1 Plan payments as described in the “Rule 12b-1 Plan” section of this SAI).
Sub-Adviser and Portfolio Managers	Dollar Range of Fund Shares Held *	Fund
[ ]	[ ]	[ ]

*	The ranges for Fund share ownership by portfolio managers are: None; $0 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001-$500,000; $500,001 - $1 million; or over $1 million.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; maintaining each Fund's books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. For 2011, the Trust paid Lincoln Life a monthly fee which was .01% of the average daily net assets of each Fund during the month. Beginning January 1, 2012, the Trust began paying Lincoln Life a monthly fee of .008% of the average daily net assets of each Fund during the month For providing these administrative services for fiscal years 2010, 2011 and 2012, the Trust paid Lincoln Life $1,045,236, $2,210,894 and $[ ], respectively.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (Accounting Agreement) with The Bank of New York Mellon (BNYM), effective October 1, 2007, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (NAV) of each Fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. The Funds pay BNYM an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses as set forth in the following table.
Annual Rate as a Percent of Average Daily Net Assets*
0.035% of first $15 billion

0.0325% of next $5 billion
0.030% of next $5 billion
0.025% of next $5 billion
0.020% over $30 billion
*	Pursuant to the Accounting Agreement, BNYM receives the following minimum annual fees: Year 1 - $3,000,000; Year 2 - $2,700,000; Year 3 - $2,300,000; Year 4 - $2,300,000; Year 5 - $2,300,000.
For fiscal years 2010, 2011 and 2012, the Trust paid BNYM an annual fee of $5,577,805, $7,279,661 and [ ], respectively.
Code of Ethics
The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 66 Funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.
As of [ ], 2013, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. As of [ ], 2013, 100% of the outstanding shares of each class of the LVIP BlackRock Emerging Markets RPM Fund was owned by Lincoln Life, an Indiana corporation. Lincoln Life is a wholly owned subsidiary of Lincoln National Corporation.
As of [ ], 2013, the Trust's fund of funds listed below held 5% or more (or 25% or more) of an Underlying Fund’s outstanding shares.
25% Plus Record Holders
Fund and Shareholder	Total Share Ownership
LVIP Baron Growth Opportunities Fund
LVIP Protected Profile 2020 Fund	[ ]%
LVIP BlackRock Emerging Markets RPM Fund
LVIP Protected Profile Moderate Fund	[ ]%
LVIP Protected Profile Growth Fund	[ ]%
LVIP MFS International Growth Fund
LVIP Protected Profile Moderate Fund	[ ]%
LVIP SSgA Small-Mid Cap 200 Fund
LVIP SSgA Moderate Structured Allocation Fund	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund	[ ]%
LVIP Protected Profile Growth Fund	[ ]%
5% Plus Record Holders
Fund / Shareholder - Share Class	Share Ownership
LVIP Baron Growth Opportunities Fund
LVIP Protected Profile 2020 Fund - Standard Class	[ ]%
LVIP Protected Profile 2030 Fund - Standard Class	[ ]%
LVIP Protected Profile 2040 Fund - Standard Class	[ ]%
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP Clarion Global Real Estate Fund (formerly, LVIP Cohen & Steers Global Real Estate Fund)
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP JPMorgan Mid Cap Value RPM Fund
LVIP Protected Profile 2020 Fund - Standard Class	[ ]%
LVIP Protected Profile 2030 Fund - Standard Class	[ ]%
LVIP Protected Profile 2040 Fund - Standard Class	[ ]%
LVIP MFS International Growth Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund	[ ]%
LVIP Mondrian International Value Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%

Fund / Shareholder - Share Class	Share Ownership
LVIP SSgA International Index Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Large Cap 100 Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP SSgA Global Tactical Allocation RPM Fund - Standard Class	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Small Mid-Cap 200 Fund
LVIP SSgA Global Tactical Allocation RPM Fund - Standard Class	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Developed International 150 Fund
LVIP Protected Profile Conservative Fund - Standard Class	[ ]%
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP SSgA Global Tactical Allocation RPM Fund - Standard Class	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Emerging Markets 100 Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP SSgA Global Tactical Allocation RPM Fund - Standard Class	[ ]%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA Small-Cap Index Fund
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	[ ]%
LVIP SSgA S&P 500 Index Fund
LVIP Protected Profile Conservative Fund - Standard Class	[ ]%
LVIP Protected Profile Moderate Fund - Standard Class	[ ]%
LVIP Protected Profile Growth Fund - Standard Class	[ ]%
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. or a Variable Contract offering The Trust would pay each third party for these services pursuant to a written agreement with that third party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares of the following Funds: LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund. The Plan Fee for Service Class shares of all other Funds is 0.25%. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person” or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.
For the fiscal year ended December 31, 2012, the total amount of Plan Fees paid by the Service Class shares of the Funds was approximately $[ ]. For the fiscal year ended December 31, 2012, the Plan Fees paid by the Service Class were used for compensation to broker-dealers and sales personnel, for printing and mailing of prospectuses to other than current shareholders, and for other distribution-related expenses.
Revenue Sharing
LIA and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the Funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales ofinsurance products thatare funded bytheFundsand/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund sharesand the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that are funded by the Funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in each Fund's prospectus under the “Net Asset Value” section, the value of each Fund's investments is determined as follows.
Options Trading. For the Funds engaging in options trading, Fund investments in underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. A Fund’s NAV will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.
Futures Contracts and Options. For those Funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.
Foreign Securities. For Funds investing in foreign securities, the value of a foreign portfolio security held by the Fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, the Fund’s portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the Fund’s assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the NAV of Fund shares on days when the investor has no access to the Fund.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Fund management may provide the Funds' top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Fund management will post all of the holdings for each Fund to a publicly available website no earlier than 25 calendar days after quarter end. In addition, fund management may post all of the holdings for each Fund no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings of such fund of funds. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Fund management also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. Fund management currently provides holdings information to Factset on a daily basis. The LVIP BlackRock Emerging Markets RPM Fund, LVIP BlackRock Equity Dividend RPM Fund, the LVIP Columbia Small-Mid Cap Growth RPM Fund, the LVIP JPMorgan Mid Cap Value RPM Fund, the LVIP MFS International Growth RPM Fund, the LVIP RPM BlackRock Global Allocation V.I. Fund, the LVIP RPM Fidelity VIP Contrafund® Portfolio, the LVIP SSgA Large Cap RPM Fund, the LVIP SSgA Small-Cap RPM Fund,the LVIP Templeton Growth RPM Fund, and the LVIP UBS Large Cap Growth RPM Fund provide an end-of-day position report, as well as a report showing each Fund’s daily futures transactions, pursuant to the RPM Strategy, to the annuity pricing group and equity risk management group within Lincoln Life, LIA’s parent company. The pricing group receives the reports to support the group's oversight of risk management functions for each Fund and Lincoln Life, but does not engage in any trading activities. The equity risk management group uses the reports to hedge portfolio risks for Lincoln Life and for the insurance products and annuities which allow contract holders to invest in these Funds.
The Trust sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Factset Research Systems, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics Axiom, ITG Plexus Alpha Capture, MSCI BARRA, Inc. Bloomberg L.P., Investor Tools Perform, J.P. Morgan Securities, Inc., BARRA Aegis Systems, Thompson Baseline RiskMetrics and Barclay Point provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMEGO LLC, CDS/ Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc, D.B.A. GCom2 Solutions, Linedata Services, Siemens Business Services, Inc., and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Bank of New York Mellon, Brown Brothers Harriman & Co., State Street Bank and Trust Company, State Street Investment Manager Solutions, Markit WSO Corporation and Standard & Poor's Securities Evaluation Services provided generally on a daily basis for the purpose of providing operational functions including Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connections with these arrangements.

Fund management may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds' investment adviser, or sub-advisers (collectively referred to as the adviser), trading services providers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. In this regard, management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance report to the Board and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's fund of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the dividend and transfer agent functions for the Funds.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, other services provided include: review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.
Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each Fund’s 2011 annual report. We will provide a copy of each Fund’s annual report on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265). Because the LVIP BlackRock Emerging Markets RPM Fund is new and has no operating history, no financial statements are yet available. We will provide a copy the Fund's annual report, once available, on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).

Taxes
Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies (the Income Requirement).
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A—Bond and Commercial Paper Ratings
Certain of the Funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody’s Investors Service, Inc. and Standard & Poor’s Corp.
Moody’s Investors Service, Inc.
Aaa—Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa—Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
Standard & Poor’s Corp.
AAA—This is the highest rating assigned by Standard & Poor’s Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.
BB-B-CCC-CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Moody’s Investors Service, Inc.
Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime 1—Highest Quality;
Prime 2—Higher Quality;
Prime 3—High Quality.

Standard & Poor’s Corp.
A Standard & Poor’s Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The Fund will invest in commercial paper rated in the A Categories, as follows:
A—Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The Funds will not invest in commercial paper rated A-3).
A—1 This designation indicates that the degree of safety regarding timely payment is very strong.
A—2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

Appendix B—Proxy Voting Policies and Procedures
Lincoln Investment Advisors Corporation
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).
LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.
II. Policies
LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:
•	Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•	Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•	During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds
LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a) Proxy Voting Policies and Procedures;
(b) Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c) A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d) A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.
BAMCO, Inc.
PROXY VOTING POLICY AND PROCEDURES
INTRODUCTION
Baron Capital Management, Inc. and BAMCO, Inc. (each an “Adviser” and collectively referred to as the “Advisers” or as “we” below) are adopting the following proxy voting policies and procedures (the “Policies and Procedures”) in order to fulfill our fiduciary duty to vote client proxies in the best interest of clients and beneficiaries and participants of benefits plans for which we manage assets. The Policies and Procedures are intended to comply with the standards set forth in Rule 206(4)-6 under the Investment Advisers Act of 1940 and apply to the following client accounts:
(i) accounts that contain voting securities; and
(ii) accounts for which we have authority to vote client proxies.
We acknowledge that is it part of our fiduciary duty to vote client proxies in a timely manner and in our clients’ best interests. In providing investment advisory services to our clients, we try to avoid material conflicts of interest. However, a material conflict of interest may arise in cases where:
(i) we mange assets or administer employee benefit plans to companies whose management is soliciting proxies;
(ii) we manage money for an employee group who is the proponent of a proxy proposal;
(iii) we have a personal relationship with participants in a proxy solicitation or a director or candidate for director or one of our portfolio companies; or
(iv) we otherwise have a personal interest in the outcome in a particular matter before shareholders.
The categories above are not exhaustive and the determination of whether a “material conflict” exits depends on all of the facts and circumstances of the particular situation. Material conflicts are handled in the manner set forth herein under “Administration of Proxy Voting Policies and Procedures.”
While the Adviser acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, there may be cases in which the cost of doing so would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. Voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may negatively affect the Adviser's ability to vote such proxies. Such logistical problems may include the following: (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the Adviser's voting instructions. Accordingly, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a non-US company's meeting. If the Adviser determines that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company's proposal, the Adviser may decide not to attempt to vote at the meeting.
GENERAL PROXY VOTING GUIDELINES
In general, it is our policy in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients. To ensure consistency in voting proxies on behalf of our clients, we utilize the guidelines set forth below (the “Proxy Voting Guidelines”).
A. Board of Directors
•	Election of Directors
•	We generally support management’s nominees for Directors.
•	We generally support proposals requiring a majority vote for the election of Directors.
•	Majority Independent Board
•	We generally support the requirement that at least 51% of the company’s board members be comprised of independent Directors.[1]

•	For controlled companies, notwithstanding whether their board composition complies with NYSE standards[2], we generally oppose the election of a Director who is not independent unless at least 51% of the company’s board is comprised of independent Directors.
•	Committee Service
•	We generally support the requirement that at least 51% of members of the company’s compensation committee, and 100% of members of the company’s nominating and audit committees, be comprised of independent Directors.
•	Director Tenure/Retirement Age
•	We generally support recommendations to set retirement ages of Directors.
1 According to the NYSE and NASDAQ independence standards, a Director will be deemed independent if the board affirmatively attests that he or she has no relationship with the company that would interfere with the Director’s exercise of independent judgment or in carrying out the responsibilities of a director. Certain types of relationships will preclude a finding of independence by the board. Such relationships include: Directors (or those with family members) who are former employees of the company or its auditor; have commercial, advisory or, in the case of NASDAQ, charitable ties with the company; or have interlocking compensation committees. Such relationships carry a three-year cooling-off, or look-back, period beginning on the date the relationship ends. The Adviser has adopted a policy which assumes director independence after a three-year cooling-off period.
2 The NYSE has defined a controlled company as “a company of which more than 50% of the voting power is held by an individual, a group or another company.” A controlled company does not need to have a majority of independent directors on its board nor have nominating and compensation committees composed of independent directors. However, these companies must have a minimum three-person audit committee composed entirely of independent directors.
•	We generally oppose shareholder proposals which limit tenure of Directors.
•	Stock Ownership Requirement
•	We generally support recommendations that require reasonable levels of stock ownership of Directors.
•	We generally oppose shareholder proposals requiring Directors to own a minimum amount of company stock in order to qualify as a Director or to remain on the board.
•	Cumulative Voting
•	We generally support any proposal to eliminate cumulative voting.
•	Classification of Boards
•	We generally oppose efforts to adopt classified board structures.
•	We generally support shareholder proposals which attempt to declassify boards.
•	Directors’ Liability and/or Indemnification of Directors
•	We examine on a case-by-case basis proposals to limit Directors’ liability and/or broaden indemnification of Directors.
•	Separation of Chairman and CEO Positions
•	We generally oppose proposals requiring separate Chairman and CEO positions.
B. Auditors
•	Approval of Auditors
•	We generally support the approval of auditors and financial statements.
•	Indemnification of Auditors
•	We generally oppose proposals to indemnify auditors.
C. Takeover Defenses and Shareholder Rights
•	Supermajority Voting Requirements
•	We generally support any proposal to reduce or eliminate existing supermajority vote.
•	We generally oppose amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.
•	Anti-greenmail Provisions
•	We generally support the adoption of anti-greenmail provisions provided that the proposal:
i. Defines greenmail;
ii. Prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and
iii. Contains no anti-takeover measures or other provisions restricting the rights of shareholders.
•	We generally support shareholder proposals prohibiting the payment of greenmail.
•	Shareholder Rights Plans
•	We generally support proposals requiring shareholder ratification of poison pills.
•	We generally oppose proposals to adopt poison pills or shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

•	We examine on a case-by-case basis proposals to amend terms of poison pills/shareholder rights agreements or similar documents that will affect the rights of shareholders.
•	We examine on a case-by-case basis shareholder proposals requiring shareholder approval for shareholder rights plans or poison pills.
•	We generally oppose anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.
•	“Blank Check” Preferred Stock
•	We generally oppose proposals relating to the creation of blank check preferred stock.
D. Changes in Legal and Capital Structure
•	We generally support the following:
•	Capitalization changes which eliminate other classes of stock and voting rights.
•	Proposals to increase the authorization of existing classes of stock if:
i. A clear and legitimate business purpose is stated; and
ii. The number of shares requested is reasonable in relation to the purpose for which authorization is requested.
•	Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose.
•	Proposals to affect stock splits, unless such a split would be contrary to shareholders’ best interests.
•	Proposals to affect reverse stock splits, if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the guidelines set forth herein for common stock increases.
•	Proposals to eliminate preemptive rights.
•	We generally oppose the following, (taking into account the company-specific circumstances of each proposal):
•	Capitalization changes which add classes of stock which may significantly dilute the voting interests of existing shareholders.
•	Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or super voting rights.
•	Proposals relating to changes in capitalization by 2% or more, where management does not offer an appropriate rationale or where it is contrary to the best interests of existing shareholders.
•	We examine on a case-by-case basis:
•	Proposals to create a new class of preferred stock or for issuance of preferred stock up to 5% of issued capital, unless the terms of the preferred stock would adversely affect the rights of existing shareholders, in which case we are opposed.
•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose.
•	Proposals to change covenants or other terms in connection with financing or debt issuances.
E. Executive and Director Compensation
•	We generally support the following:
•	Director fees, unless the amounts are excessive relative to other companies in the country or industry.
•	Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees, are fair, reasonable, and in the best interest of shareholders.
•	Establishment of Employee Stock Option Plans and other employee ownership plans.
•	Stock Option Plans that allow a company to receive a business expense deduction due to favorable tax treatment attributable to Section 162(m) of the Internal Revenue Code.
•	Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria:
i. the stock option plan should be incentive based;
ii. the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive;
iii. provides for a minimum stock purchase price that is equal or greater than 85% of the stock’s fair market value;
iv. have no repricing provisions; and
v. any other relevant factors.
•	Non-employee Director stock option plans. Generally, the stock option plans should meet the following criteria:
i. the stock option plan should be incentive based;

ii. the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive;
iii. provides for a minimum stock purchase price that is equal or greater than 85% of the stock’s fair market value;
iv. have no repricing provisions; and
v. any other relevant factors.
•	We generally oppose the following, (taking into account the company-specific circumstances of each proposal):
•	Compensation proposals that allow for discounted stock options that have not been offered to employees in general.
•	Executive compensation plans that are excessive relative to other companies in the industry.
•	Executive compensation plans that provide for excise tax gross-up payments in the event of a change in control.
•	Proposals which require shareholder approval of golden parachutes.
•	Proposals limiting executive compensation with regard to “pay-for-superior performance” stock option plans, employee stock purchase plans, and non-employee director stock option plans.
•	We examine on a case-by-case basis:
•	Proposals relating to change-in-control provisions in non-salary compensation plans, employments contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. These proposals are generally not supported by the Advisers, however, in cases where the Adviser has confidence in a good management team, it will consider the particular facts and circumstances of the proposal and may vote in favor of management in certain cases.
•	Advisory proposals requesting shareholder approval of executive compensation (management say on pay, or “MSOP”, proposals). We generally will vote for such proposals to the extent there are no or few/immaterial concerns raised by a company’s compensation practices.
•	Bundled advisory proposals requesting shareholder approval of executive compensation (MSOP) and severance packages in connection with merger/acquisition proposals.
•	Advisory proposals requesting shareholder input on the frequency of MSOP voting. We will vote in favor of management’s proposal with respect to frequency of MSOP votes unless there are concerns raised by a company’s compensation practices. In these cases, we may vote for a shorter frequency. In cases where management has no recommendation, we will vote for a shorter frequency.
•	Advisory proposals seeking shareholder approval of severance packages in connection with merger/acquisition proposals.
•	Shareholder proposals seeking to limit golden parachutes.
•	Shareholder proposals which limit retirement benefits or executive compensation.
•	Limiting benefits under supplemental executive retirement plans.
F. Corporate Transactions
•	We examine on a case-by-case basis:
•	Proposals related to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations).
G. Routine Business Items
•	We generally support proposals on the following routine business items:
•	General updating/corrective and technical amendments to the charter.
•	We examine on a case-by-case basis:
•	Shareholder proposals requiring shareholder approval for Bylaw or charter amendments.
•	Shareholder proposals that request the company amend their bylaws and each appropriate governing document to give a shareholder or group of shareholders who own a specified percentage of the outstanding shares the right to call a special meeting of shareholders. We generally will vote for such proposals where the requesting shareholder or shareholders own 10% individually, or 25% as a group, of outstanding shares.
H. Proposals Relating to Conduct of Meetings
•	We examine on a case-by-case basis:
•	Proposals to eliminate/restrict the right to act by written consent.
•	Proposals to eliminate/restrict the right to call a special meeting of shareholders.
•	We generally support the following:
•	Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business that may come before the meeting.”
•	We generally oppose the following proposals:
•	“Other Business” proposals that allow shareholders to raise and discuss other issues at the meeting. As the content of these issues cannot be known prior to the meeting, the Advisers are unable to make an informed decision.

I. Other
•	We generally oppose the following proposals:
•	Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.
•	Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.
•	Proposals that require inappropriate endorsements or corporate actions.
ADMINISTRATION OF PROXY VOTING POLICIES AND PROCEDURES
Proxy Review Committee
The Adviser's Proxy Review Committee (the “Committee”) is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the Proxy Voting Guidelines set forth above. Among other things, the Committee is responsible for the following:
1. Establish and review these Policies and Procedures and determine how the Adviser will vote proxies on an ongoing basis.
2. Amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Adviser's clients.
3. Meet as needed to oversee and address all questions relating to the Adviser's Policies and Procedures, which may include: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes to the Policies and Procedures; (3) determining whether matters present “material” conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e., “case by case” matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, “Discretionary Matters”); and (5) review instances in which the Advisers have voted against the Proxy Voting Guidelines.
4. Review the guidelines to determine if they are current and consistent with the Policies and Procedures and will make appropriate changes as needed.
Operating Procedures
The following operating procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:
1. The Legal Department will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authority to the Adviser in the Investment Advisory Agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a “voting” security or whether voting authority has been delegated by a client will be directed to the Legal Department.
2. The designated proxy reviewer (the “Proxy Reviewer”), as supervised by the General Counsel, will receive proxy materials and ballots and reconcile these materials with holdings in client accounts as they occur.
3. The Proxy Reviewer will compile and review the matters to be voted on, and determine: (i) which matters are to be voted in accordance with the Proxy Voting Guidelines (a “Pre-Determined Matter”); and (ii) which matters are Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a “Directed Matter”). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a Directed Matter will be directed to the General Counsel.
4. For all Discretionary Matters, the Proxy Reviewer, as supervised by the General Counsel, shall screen the matter and make a preliminary determination regarding whether the matter presents a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's client on the other. In order to determine whether a Discretionary Matter poses a material conflict of interest, the Proxy Reviewer shall compile and maintain a list of the following as applicable:
a. all issuers for which the Adviser or its affiliates manage assets;
b. all issuers for which the Adviser or its affiliates manage employee benefit plans;
c. any issuer for which the Adviser or its affiliates is soliciting the provision of services enumerated in (a) and (b);
d. any other issuer with which the Adviser or its affiliates or its senior officers has a material business relationship; and
e. any employee group for which the Adviser manages money.
This list, which shall be reviewed quarterly by the Committee shall be known as the “Master Conflicts List”.

5. The Proxy Reviewer, as supervised by the General Counsel, shall screen the issuer, employee group or any other material related party (“Material Parties”) involved in the Discretionary Matter against the Master Conflicts List and develop a list of potential conflicts (“Potential Conflicts List”).
6. For each Discretionary Matter, the Proxy Reviewer, as supervised by the General Counsel, may solicit relevant information from portfolio managers, investment personnel, analysts and other employees of the Adviser who may have an investment or other professional interest in the Discretionary Matter.
7. The Committee shall meet at least quarterly and shall review whether any person listed on the Master Conflicts List would, under the facts and circumstances, create a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's clients on the other. In making the finding required above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Adviser and its affiliates and the Material Parties. The Committee may act by consent.
8. If the Committee determines that, with respect to any Discretionary Matter, a material conflict of interest exists in voting the Discretionary Matter, the Committee shall direct the Legal Department to obtain the informed written consent of the affected client (or clients). If obtaining such consent from any client is impracticable or undesirable, the Adviser shall vote the client's proxy in accordance with the published recommendation of Institutional Shareholder Services (“ISS”) or shall appoint an independent third party, which may include the Independent Trustees of BAMCO’s mutual fund clients, to vote.
9. If a portfolio manager wishes to vote a proxy with respect to a Pre-Determined Matter against the Proxy Voting Guidelines (a “Vote Against Policy Matter”), he shall contact the Legal Department and he or his designee must provide a memo to the Legal Department outlining his or her rationale for voting the matter against the Proxy Voting Guidelines. The Legal Department shall review the Vote Against Policy Matter against the Master List and make a determination whether a material conflict exists. If a material conflict is found to exist, it shall be duly recorded. If the Legal Department determines that a material conflict of interest exists with respect to a Vote Against Policy Matter in the manner the portfolio manager favors, the Legal Department shall recommend to the President and COO that the Adviser should either: (i) vote the Vote Against Policy Matter in the manner originally prescribed by the Proxy Voting Guidelines; (ii) vote the Vote Against Policy Matter consistent with the portfolio manager’s request; or, (iii) obtain the informed written consent of the affected client (or clients) to vote against the Proxy Voting Guidelines.. A list of Vote Against Policy Matters shall be presented at the next meeting of the Committee. The President and COO makes the final decision with respect to Vote Against Policy Matters.
10. Directed Matters will be voted in accordance with the instructions of the client.
11. The Proxy Reviewer, as supervised by the General Counsel, will ensure that all proxies are voted in accordance with these Procedures and Policies.
12. The functions described hereunder may be delegated to a third party proxy voting or other service provider.
13. All decisions of the Committee, including all determinations regarding the existence of a material conflict of interest with respect to a Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained for a period of at least 6 years.
CLIENT DISCLOSURE POLICIES
BCM will give a copy of the Proxy Voting Policy and Procedures to its clients. The Legal Department will provide any client, upon written request, with a tabulation of how such client's proxies were voted by BCM. BAMCO will follow the same procedures with respect to its sub-advisory clients.
BAMCO will provide a quarterly proxy voting report to the Board of Trustees of each Fund. The Legal Department will file Form N-PX with the SEC no later than August 31 for each year ended June 30. The Funds will also include in their SAIs, pursuant to Item 13(F) of Form N-1A, a description of how Policies and Procedures address situations when a vote presents a material conflict of interest between the Funds’ shareholders and BAMCO. The Funds’ SAIs will also state the location of each of the Funds’ Form N-PX, which discloses how each of the Funds’ proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30. The Funds’ most recent From N-PX is available without charge on the Fund’s website, www.BaronFunds.com, or by calling 1-800-99-BARON, and on the SEC’s website at www.sec.gov. Such information will be posted to the website as soon as reasonably practicable after the filing with the SEC. The Funds will include in their semi-annual report and annual reports to shareholders a statement that the Policies and Procedures are available without charge on the Fund’s website, www.BaronFunds.com, or by calling 1-800-99-BARON.
RECORDKEEPING
Rule 204-2 under the Advisers Act, as amended, requires that the Adviser retain for a period of 6 years (i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information and (v) any documents prepared by the investment adviser that were material to making a decision on how to vote or that memorialized the basis for the decision. The Advisers will keep all written requests from clients and any written response from the Adviser (to either a written or an oral request). The Advisers may rely on proxy statements filed on the SEC's EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Advisers that are maintained with a third party such as a proxy voting service, provided that the Advisers have obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

BlackRock Financial Management, Inc.
PROXY VOTING GUIDELINES FOR U.S. SECURITIES
These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles – 2011.
Introduction
BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context for U.S. Securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.
Voting guidelines
These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.
The six key themes are:
•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters
Boards and directors
Director elections
BlackRock generally supports board nominees in most uncontested elections. BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:
•	The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.
•	The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.
•	An insider or affiliated outsider who sits on the board’s audit, compensation, nominating or governance committees, which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.
•	Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.
•	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.
•	Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.
•	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.
•	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s) at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.

•	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.
•	Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.
•	Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.
•	Where a director has a pattern over a period of years of attending less than 75% of combined board and applicable key committee meetings.
•	Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as “over-boarding”). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.
If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.
Director independence
We expect that a board should be majority independent. We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests. Common impediments to independence in the U.S. include but are not limited to:
•	Employment by the company or a subsidiary as a senior executive within the previous five years
•	Status as a founder of the company
•	Substantial business or personal relationships with the company or the company’s senior executives within the past three years
•	Family relationships with senior executives of the company
•	An equity ownership in the company in excess of 20%
Age limits / term limits
We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.
Board size
We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.
Classified board of directors/staggered terms
A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).
We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see “Director elections” for additional detail). Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.
Contested director elections
Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates. Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company’s strategy or address failures in the board’s oversight of management. The details of proxy contests are assessed on a case-by-case basis. We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long term shareholder value.

Cumulative voting for directors
Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.
We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility. We may support cumulative voting proposals at companies where the board is not majority independent.
Director compensation and equity programs
We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company’s long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances. As discussed in further detail under the heading “Equity compensation plans” below, we believe that companies should prohibit directors from engaging in transactions with respect to their long term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.
Indemnification of directors and officers
We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company’s ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.
Majority vote requirements
BlackRock generally supports proposals seeking to require director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election. We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast, and we believe that such a requirement can be generally equivalent to a majority voting regime. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.
Separation of chairman and CEO positions
We believe that independent leadership is important in the board room. In the US there are two commonly accepted structures for independent board leadership: 1) an independent chairman; or 2) a lead independent director. We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to: 1) set board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.
Shareholder access to the proxy
We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.
From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.
Capital structure proposals
Blank check preferred
We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.
Equal voting rights
BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.
Increase in authorized common shares
BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.
Increase or issuance of preferred stock
These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.
Stock splits and reverse stock splits
We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.
Mergers, asset sales, and other special transactions
In reviewing merger and asset sale proposals, BlackRock’s primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:
•	For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company’s trading price. In order to filter out the effects of pre-merger news leaks on the parties’ share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide

•	There should be a favorable business reason for the combination.
•	Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests in a given transaction appear likely to affect their ability to place shareholders’ interests before their own.
•	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.
Poison pill plans
Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.
Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.
Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable ‘qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.
Reimbursement of expenses for successful shareholder campaigns
Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders. However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors. Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.
Remuneration and benefits
We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.
Advisory resolutions on executive compensation (“Say on Pay”)
In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. We also believe that shareholders can express concern regarding executive compensation practices through their vote on directors, and our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.
Advisory votes on the frequency of Say on Pay resolutions (“Say When on Pay”)
BlackRock will generally opt for a triennial vote on Say on Pay. We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee. As a result, it is not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder’s vote on Compensation Committee members.

Claw back proposals
Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.
Employee stock purchase plans
An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.
Equity compensation plans
BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example: use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions. We may support shareholder proposals requesting the board to establish such policies.
Our evaluation of equity compensation plans in a post-expensing environment is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.
Golden parachutes
Golden parachutes provide for compensation to management in the event of a change in control.
We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current compensation.
We generally view golden parachutes as encouragement to management to consider proposals that might be beneficial to shareholders. When determining whether to support or oppose an advisory vote on a golden parachute plan (“Say on Golden Parachutes”), we normally support the plan unless there is clear evidence of excess or abuse.
Option exchanges
BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.
Pay-for-Performance plans
In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the Company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.
Pay-for-Superior-Performance
These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.

Supplemental executive retirement plans
BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Social, ethical and environmental issues
See “Global Corporate Governance and Engagement Principles.”
General corporate governance matters
Adjourn meeting to solicit additional votes
We generally support such proposals when the agenda contains items that we judge to be in shareholders’ best long-term economic interests.
Bundled proposals
We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.
Confidential voting
Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.
Other business
We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.
Reincorporation
Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.
Shareholders’ right to act by written consent
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to initiate the consent solicitation process, and support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent. We believe that such thresholds are necessary in order to avoid the waste of corporate resources in addressing narrowly supported interests. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or recommends thresholds for action that we believe are too low.
Shareholders’ right to call a special meeting
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others.
Simple majority voting
We generally favor a simple majority voting requirement to pass proposals. Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.

CBRE Clarion Securities LLC
PROXY VOTING POLICY AND PROCEDURES
Policy
Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When CBRE Clarion has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this policy and procedures.
For the accounts over which CBRE Clarion maintains proxy voting authority, CBRE Clarion will vote proxies in accordance with its proxy voting guidelines. CBRE Clarion may, in certain circumstances, voluntarily adhere to guidelines established by its clients if doing so can be accomplished within the proxy voting process established with the proxy voting administrator. Otherwise, CBRE Clarion will not accept proxy voting authority to the extent clients wish to impose voting guidelines different from those of CBRE Clarion. As the responsibility for proxy voting is defined at the outset of the client relationship (and documented in the Investment Management Agreement), CBRE Clarion does not anticipate any confusion on the part of its clients in this respect.
Procedures and Controls
Proxy Voting Process and Administration
CBRE Clarion has engaged ISS (formerly Risk Metrics Group) to provide proxy voting administration services, including the tracking of proxies received for clients, providing notice to CBRE Clarion concerning dates votes are due, the actual casting of ballots and recordkeeping. It is important to recognize that the ability of ISS and CBRE Clarion to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for CBRE Clarion clients. On a daily basis, CBRE Clarion provides ISS with a list of securities held in each account over which CBRE Clarion has voting authority.
CBRE Clarion established its own proxy voting guidelines based on a template provided by ISS. Proxy voting guidelines are reviewed and approved by designated Senior Global Portfolio Managers initially and annually thereafter. The approved proxy voting guidelines are provided to ISS to facilitate processing proxy voting.
Voting decisions remain within the discretion of CBRE Clarion. On a daily basis, CBRE Clarion Securities Operations group reviews an online system maintained by ISS in order to monitor for upcoming votes. When a pending vote is identified, the Securities Operations team will forward the ballot to the appropriate Portfolio Manager or Investment Analyst for review, along with any supplemental information about the ballots provided by ISS and – if available – other research vendors to which CBRE Clarion subscribes. The Portfolio Manager or Investment Analyst determines the voting decision and communicates the vote to the Securities Operations group. If the voting decision is in contravention of the CBRE Clarion proxy voting guidelines, the Portfolio Manager or Investment Analyst’s decision must be approved by a Senior Global Portfolio Manager. Specifically, the Portfolio Manager or Investment Analyst must complete a Proxy Voting Form explaining the rationale for voting against the established guidelines. The Proxy Voting Form is reviewed by a Senior Global Portfolio Manager and the Chief Compliance Officer (or General Counsel), evidenced by signature.
Conflicts of Interest
CBRE Clarion will identify any conflicts that exist between the interests of CBRE Clarion and its clients as it relates to proxy voting. As noted in the Code of Ethics, CBRE Clarion obtains information from all employees regarding outside business activities and personal relationships with companies within the investable universe of real estate securities, such as serving as board members or executive officers of an issuer. Additionally, CBRE Clarion will consider the conflicts associated with any ballot which identifies a relationship to CBRE Global Investors or another affiliate within CBRE Group. Lastly, CBRE Clarion will consider any ballot which identifies a client of CBRE Clarion as a potential conflict of interest.
If a material conflict is identified for a particular ballot, CBRE Clarion will refer the ballot and conflict to the CBRE Clarion Risk & Control Committee for review. In such situations, CBRE Clarion will generally defer the vote either to the recommendation provided by ISS (not based on the CBRE Clarion guidelines) or to the affected client(s) so that the client may determine its voting decision.
Proxy Voting Records
Except as otherwise noted, the proxy voting process is coordinated by the Securities Operations group. Compliance is responsible for oversight of and testing of the process. As noted above, ISS provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast. This information is available to CBRE Clarion upon request. CBRE Clarion will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept on site. These files will include:
(1) copies of the proxy voting policies and procedures and any amendments thereto,

(2) a copy of any document CBRE Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and
(3) a copy of each written client request for information on how CBRE Clarion voted such client's proxies and a copy of any written response to any (written or oral) client request for information on how CBRE Clarion voted its proxies.
Clients may contact the Compliance Department at (610) 995-2500 to obtain a copy of these policies and procedures (and, if desired, the firm’s proxy voting guidelines) or to request information on the voting of such client's proxies. A written response will list, with respect to each voted proxy that the client has inquired about:
(1) the name of the issuer,
(2) the proposal voted upon, and
(3) how CBRE Clarion voted the client's proxy.

Columbia Management Investment Advisers, LLC
Proxy Voting Policies and Procedures – Columbia Management Investment Advisers, LLC
General. The policy of Columbia Management Investment Advisers, LLC (CMIA) is to vote all proxies for fund securities in a manner considered by CMIA to be in the best economic interests of its clients, including the funds that it subadvises, without regard to any benefit or detriment to CMIA, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as CMIA determines in its discretion. CMIA endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances CMIA may refrain from voting securities. For instance, CMIA may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, CMIA will generally refrain from recalling portfolio securities on loan to vote proxies.
Oversight. The operation of CMIA’s proxy voting policy and procedures is overseen by a committee (the Proxy Voting Committee) composed of representatives of CMIA’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, CMIA’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.
The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. CMIA may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.
Addressing Conflicts of Interest. CMIA seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if CMIA determines that a material conflict of interest exists, CMIA will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be CMIA’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be CMIA’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to CMIA’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.
Proxy Voting Agents. CMIA has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. CMIA has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.
Proxy Voting Guidelines. Set forth below are guidelines adopted and used by CMIA (the Adviser, We, Us or Our) in voting proxies (the Guidelines). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.
Directors, Boards, Committees
Elect Directors
In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:
Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.
Attendance – A nominee who failed to attend at least 75% of the board’s meetings.
Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.
Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.
Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.
Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.
Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.
The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.
In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.
Shareholder Nominations for Director
The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.
Shareholder Nominations for Director – Special Criteria
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.
Director Independence and Committees
The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.
Independent Board Chair / Lead Director
The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.
Removal of Directors
The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.
Board Vacancies
The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.
Cumulative Voting
In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.
Majority Voting
The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors
The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.
Term Limits
The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.
General Corporate Governance
Right to Call a Special Meeting
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.
Eliminate or Restrict Right to Call Special Meeting
The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.
Lead Independent Director Right to Call Special Meeting
The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.
Adjourn Meeting
The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).
Other Business
The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.
Eliminate or Restrict Action by Written Consent
The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.
Vote Unmarked Proxies
The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.
Proxy Contest Advance Notice
The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.
Minimum Stock Ownership
The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.
Director and Officer Indemnification
The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.
Confidential Voting
The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.
Miscellaneous Governing Document Amendments
The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name
The Adviser will generally vote FOR routine business matters such as changing the company’s name.
Approve Minutes
The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.
Change Date/Time/Location of Annual Meeting
The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.
Approve Annual, Financial and Statutory Reports
The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.
Compensation
Approve or Amend Omnibus Equity Compensation Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.
Approve or Amend Stock Option Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.
Approve or Amend Employee Stock Purchase Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.
Approve or Amend Performance-Based 162(m) Compensation Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.
Approve or Amend Restricted Stock Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.
Stock Option Repricing or Exchanges
The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.
Performance-Based Stock Options
The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.
Ban Future Stock Option Grants
The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period
The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.
Require Approval of Extraordinary Benefits
The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.
Pay for Performance
The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.
Say on Pay
The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.
Executive Severance Agreements
The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.
Approve or Amend Deferred Compensation Plans for Directors
The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.
Set Director Compensation
The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.
Director Retirement Plans
The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.
Business Entity and Capitalization
Common or Preferred Stock – Increase in Authorized Shares or Classes
The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.
Common or Preferred Stock – Decrease in Authorized Shares or Classes
The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.
Common Stock – Change in Par Value
The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.
Authorize Share Repurchase Program
The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits
The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.
Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures
The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.
Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)
The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.
Recapitalization
The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.
Merger Agreement
The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.
Going Private
The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.
Reincorporation
The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.
Bundled Proposals
The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.
Defense Mechanisms
Shareholder Rights’ Plan (Poison Pill)
The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.
Supermajority Voting
The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions
The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.
Anti-Greenmail
The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.
Classification of Board of Directors
The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.
Auditors
Ratify or Appoint Auditors
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls or situations where independence has been compromised.
Prohibit or Limit Auditor’s Non-Audit Services
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.
Indemnification of External Auditor
The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.
Indemnification of Internal Auditor
The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.
Social and Environmental
Disclose Social Agenda
The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.
Socially Responsible Investing
The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.
Prohibit or Disclose Contributions and Lobbying Expenses
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.
Disclose Prior Government Service
The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold
The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .
Executive Compensation Report
The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.
Pay Equity
The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.
Foreign Issues
Foreign Issues - Directors, Boards, Committees
Approve Discharge of Management (Supervisory) Board
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.
Announce Vacancies on Management (Supervisory) Board
The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.
Approve Director Fees
The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.
Foreign Issues - General Corporate Governance
Digitalization of Certificates
The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company's articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.
Authorize Filing of Required Documents and Other Formalities
The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.
Propose Publications Media
The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.
Clarify Articles of Association or Incorporation
The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.
Update Articles of Association or Incorporation with Proxy Results
The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.
Conform Articles of Association or Incorporation to Law or Stock Exchange
The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions
The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.
Prepare and Approve List of Shareholders
The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.
Authorize Company to Engage in Transactions with Related Parties
The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.
The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.
Change Date/Location of Annual Meeting
The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.
Elect Chairman of the Meeting
The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.
Authorize New Product Lines
The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.
Approve Financial Statements, Directors' Reports and Auditors' Reports
The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors' reports, and auditors' reports.
Foreign Issues - Compensation
Approve Retirement Bonuses for Directors/Statutory Auditors
The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.
Approve Payment to Deceased Director’s/Statutory Auditor’s Family
The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.
Foreign Issues - Business Entity, Capitalization
Set or Approve the Dividend
The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.
Approve Allocation of Income and Dividends
The Adviser generally will vote FOR proposals requesting shareholders approve a board's allocation of income for the current fiscal year, as well as the dividend rate.
Approve Scrip (Stock) Dividend Alternative
The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities
The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.
Authorize Issuance of Bonds
The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.
Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value
The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.
Increase Issued Capital for Rights Issue
The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.
Board Authority to Repurchase Shares
The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.
Authorize Reissuance of Repurchased Shares
The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.
Approve Payment of Corporate Income Tax
The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.
Cancel Pre-Approved Capital Issuance Authority
The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.
Allotment of Unissued Shares
The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.
Authority to Allot Shares for Cash
The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).
Foreign Issues - Defense Mechanisms
Authorize Board to Use All Outstanding Capital
The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.
Foreign Issues - Auditors
Approve Special Auditors' Report
The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor's report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor
The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.
Foreign Issues - Social and Environmental
Authorize Company to Make EU Political Organization Donations
The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Delaware Management Company
If and when proxies need to be voted on Delaware Management Company (DMC or the sub-adviser) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the Procedures). The sub-adviser has established a Proxy Voting Committee (the Committee) which is responsible for overseeing the sub-adviser’s proxy voting process for the fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the sub-adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the fund. In order to facilitate the actual process of voting proxies, the sub-adviser has contracted with Institutional Shareholder Services (ISS), a wholly owned subsidiary of RiskMetrics Group (RiskMetrics), which is a subsidiary of MSCI Inc. to analyze proxy statements on behalf of the fund and other sub-adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’ proxy voting activities. If a proxy has been voted for the fund, ISS/RiskMetrics will create a record of the vote.
The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the sub-adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the Guidelines), and the sub-adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.
The sub-adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the sub-adviser receives on behalf of the fund are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the sub-adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the sub-adviser during the proxy voting process. In the very limited instances where the sub-adviser is considering voting a proxy contrary to ISS/RiskMetrics’ recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the sub-adviser or affiliated persons of the sub-adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the fund.

J.P. Morgan Investment Management, Inc.
PROXY VOTING PROCEDURES AND GUIDELINES
JPMorgan and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan has adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan and its affiliated advisers have encountered globally, based on many years of collective investment management experience.
To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.
Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, JPMorgan may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMorgan personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.
The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:
•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMorgan to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMorgan in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMorgan also considers the cost of voting in light of the expected benefit of the vote.
•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMorgan pays particular attention to management’s arguments for promoting the prospective change. JPMorgan’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.
•	JPMorgan is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMorgan will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.
•	JPMorgan will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
•	JPMorgan will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•	JPMorgan will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMorgan will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be

•	JPMorgan will vote in favor of proposals which will enhance a company’s long-term prospects. JPMorgan will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•	JPMorgan reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, JPMorgan will generally vote against such proposals and vote for revoking existing plans.
•	Where social or environmental issues are the subject of a proxy vote, JPMorgan will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.
•	With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMorgan’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.
The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:
•	JPMorgan considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.
•	JPMorgan votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).
•	JPMorgan also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•	JPMorgan votes against proposals for a super-majority vote to approve a merger.
•	JPMorgan considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.
•	JPMorgan votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan generally considers other management compensation proposals on a case-by-case basis.
•	JPMorgan also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

Massachusetts Financial Services Company
PROXY VOTING POLICIES AND PROCEDURES
March 1, 2012
Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.
The MFS Proxy Voting Policies and Procedures include:
A. Voting Guidelines;
B. Administrative Procedures;
C. Records Retention; and
D. Reports.
A. VOTING GUIDELINES
1. General Policy; Potential Conflicts of Interest
MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.
In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.
As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.
MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.
These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.
MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES
1. MFS Proxy Voting Committee
The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;
b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and
c. Considers special proxy issues as they may arise from time to time.
2. Potential Conflicts of Interest
The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.[1] Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
[1] For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.
In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:
a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);
b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;
c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and
d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.
The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.
If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.
3. Gathering Proxies
Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.
MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).
The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.
It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.
4. Analyzing Proxies
Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.[2] However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
[2] From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.
As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies
In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
6. Securities Lending
From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.
7. Engagement
The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.
C. RECORDS RETENTION
MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
D. REPORTS
All MFS Advisory Clients
MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.
Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Mondrian Investment Partners Limited
The Fund has formally delegated to its investment adviser, Mondrian Investment Partners Ltd. (the “Adviser”), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. The Adviser will vote proxies on behalf of the Fund pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.
In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, RMG will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS’s proxy voting activities.
The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote case-by-case on proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.
The Sub-Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by RMG in accordance with the Procedures. Because almost all Fund proxies are voted by RMG pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to RMG's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with RMG’s original recommendation.

SSgA FM Proxy Voting Guidelines
State Street Global Advisors Funds Management (“SSgA FM”) seeks to vote proxies for which we have discretionary authority in the best interests of our clients. This means that we make voting decisions in the manner we believe will most likely protect and promote the long term economic value of client accounts. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA FM takes the view that voting in a manner consistent with maximizing the monetary value of our clients’ holdings will benefit our direct clients
(e.g. fund shareholders).
I. DIRECTOR RELATED ITEMS
Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.
Director Elections
SSgA FM generally supports election of directors in most uncontested elections. However, SSgA FM may withhold votes from (or support the removal of) a nominee or an entire board, in certain circumstances, including but not limited to:
•	A nominee who we determine to be inadequately independent of management and serves on any of the board’s key committees (compensation, audit, and nominating). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of board meetings, or whether the nominee receives non-board related compensation from the issuer.
•	CEOs of public companies who sit on more than three public company boards.
•	Nominees who sit on more than six public company boards.
•	SSgA FM may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).
•	SSgA FM may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period. SSgA FM will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.
•	SSgA FM will withhold votes from directors who appear to have been remiss in their duties.
Director Related Proposals
SSgA FM generally votes for the following director related proposals:
•	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.
•	Proposals to restore shareholders’ ability to remove directors with or without cause.
•	Proposals that permit shareholders to elect directors to fill board vacancies.
•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
SSgA FM generally votes against the following director related proposals:
•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.
•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy.
•	Shareholder proposals requiring two candidates per board seat.
Majority Voting
SSgA FM will generally support a majority vote standard if it is based on shares outstanding, and SSgA FM will generally vote against proposals requesting a majority vote based on votes cast standard.
SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares outstanding) to pass or repeal certain provisions.
Annual Elections
SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders right plan.

Cumulative Voting
SSgA FM does not support cumulative voting structures for the election of directors.
Separation Chair/CEO
SSgA FM analyzes proposals for the separation of Chair/CEO on a case by case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.
Age/Term Limits
Generally, SSgA FM will vote against limits to tenure.
Approve Remuneration of Directors
Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.
Indemnification
Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Classified Boards
SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.
Confidential Voting
SSgA FM will support confidential voting.
Board Size
SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
II. AUDIT RELATED ITEMS
Ratifying Auditors and Approving Auditor Compensation
SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.
SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.*
*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.
Accept Financial Statements Consolidated Financial Statements and Statutory Reports
It is the auditor’s responsibility to provide assurance as of the company’s financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA FM will accept the financial statement, allocation of income and/or statutory report.
III. CAPITAL STRUCTURE
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.
Increase in Authorized Common Shares
In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.
SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.
When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.
Increase in Authorized Preferred Shares
SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.
Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Preemptive Rights and Non-Preemptive Rights
In general, SSgA FM supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).
For Hong Kong, SSgA FM does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.
Unequal Voting Rights
SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.
However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.
Dividends and Share Repurchase Programs
SSgA FM generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position.
Generally, SSgA FM votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.
IV. MERGERS AND ACQUISTIONS
Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.
SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:
•	Offer premium
•	Strategic rationale
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest
•	Offers made at a premium and where there are no other higher bidders
•	Offers in which the secondary market price is substantially lower than the net asset value

SSgA FM may vote against a transaction considering the following:
•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
•	At the time of voting, the current market price of the security exceeds the bid price
V. ANTI-TAKEOVER MEASURES
Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management's attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders' rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.
Shareholder Rights Plans
SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.
In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).
SSgA FM will support the adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.
SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).
Special Meetings
SSgA FM will support proposals for the right to call a special meeting, and SSgA FM will vote against proposals seeking to eliminate the right to call a special meeting. Where the right to call a special meeting exists:
•	SSgA FM supports shareholder proposals to reduce the threshold to call a special meeting to 10%.
•	SSgA FM supports management proposals to reduce the threshold to call a special meeting to a percentage lower than the current threshold, for example, we will support a company moving from a 40% threshold to a 25% threshold.
Super-Majority
SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.
VI. REMUNERATION
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.
Advisory Vote on Executive Compensation and Frequency
SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.
SSgA FM supports an annual advisory vote on executive compensation.

Approve Remuneration Report
SSgA FM will generally support remuneration reports that are judged to be in-line with local market practices. SSgA FM will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.
If the company’s schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA FM may vote against the remuneration report.
Employee Equity Award Plans
SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:
Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, including the industry of the issuer.
Other criteria include the following:
•	Number of participants or eligible employees;
•	The variety of awards possible
•	The period of time covered by the plan
There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
•	Grants to individuals or very small groups of participants;
•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;
•	The power of the board to exchange “underwater” options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
•	Below market rate loans to officers to exercise their options;
•	The ability to grant options at less than fair market value;
•	Acceleration of vesting automatically upon a change in control;
•	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).
Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.
Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.
Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.
Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.
162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.
Employee Stock Option Plans
SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.
Compensation Related Items
SSgA FM will generally support the following proposals:
•	Expansions to reporting of financial or compensation-related information, within reason
•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
SSgA FM will generally vote against the following proposals:
•	Retirement bonuses for non-executive directors and auditors

VII. MISCELLANEOUS/ROUTINE ITEMS
SSgA FM generally supports the following miscellaneous/routine governance items:
•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate.
•	Opting out of business combination provision
•	Proposals that remove restrictions on the right of shareholders to act independently of management
•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved
•	Shareholder proposals to put option repricings to a shareholder vote
•	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
•	Change in corporation name
•	Mandates that amendments to bylaws or charters have shareholder approval
•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable
•	Repeals, prohibitions or adoption of anti-greenmail provisions
•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduce and proposals to implement a reverse stock split to avoid delisting.
•	SSgA FM generally does not support the following miscellaneous/routine governance items:
•	Proposals asking companies to adopt full tenure holding periods for their executives.
•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation
•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable
•	Proposals to approve other business when it appears as voting item
•	Proposals giving the board exclusive authority to amend the bylaws
•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
VII. ENVIRONMENTAL AND SOCIAL ISSUES
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA FM evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1) FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;
2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);
3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);
4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and
5) a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

T. Rowe Price Associates, Inc.
PROXY VOTING – PROCESS AND POLICIES
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.
Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.
In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.
Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.
Consideration Given Management Recommendations
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders, to align the interests of management with those of shareholders, and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.
T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:
Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standards established by regional corporate governance codes. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.
Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices, we may vote against compensation committee members. Finally, we vote in favor of proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.
Mergers and Acquisitions
T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.
Anti-takeover, Capital Structure, and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Index, Retirement, and Spectrum Funds
Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price index funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. The Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any T. Rowe Price funds owning shares in other T. Rowe Price funds.

TEMPLETON INVESTMENT COUNSEL, LLC
Proxy Voting Policies and Procedures
The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Templeton Global Advisors Limited in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the interests of the Fund and its shareholders.
To assist it in analyzing proxies, the investment manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the investment manager’s ultimate decision. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund with the investment manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the investment manager, if any, to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the investment manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board or a committee of the board.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, the rules thereunder, or pursuant to any SEC exemptive orders thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Manager’s proxy voting policies and principles
The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.
Board of directors. The investment manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.
Ratification of auditors of portfolio companies. The investment manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.
Management and director compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
Anti-takeover mechanisms and related issues. The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting.
Changes to capital structure. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.
Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and corporate policy issues. The investment manager will generally give management discretion with regard to social, environmental and ethical issues, although the investment manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.
Global corporate governance. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these instances and must be mindful of the varied market practices of each region.
The investment manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the investment manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the investment manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the investment manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the investment manager is not given adequate information from the company.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton

Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

UBS GLOBAL ASSET MANAGEMENT AMERICAS CORPORATE GOVERNANCE AND PROXY VOTING POLICY AND PROCEDURES
Policy Summary
Underlying our voting and corporate governance policies we have two fundamental objectives:
1. We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
2. As an investment advisor, we have a strong commercial interest that companies in which we invest on behalf of our clients are successful. We promote best practice in the boardroom.
To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice.
This policy helps to maximize the economic value of our clients‘ investments by establishing proxy voting standards that conform with UBS Global Asset Management‘s philosophy of good corporate governance.
Risks Addressed by this Policy
This policy is designed to addresses the following risks:
•	Failure to provide required disclosures for investment advisers and registered investment companies.
•	Failure to vote proxies in best interest of clients and funds.
•	Failure to identify and address conflicts of interest.
•	Failure to provide adequate oversight of third party service providers.
A. Global Corporate Governance Principles
Overview
These principles describe the approach of UBS Global Asset Management (Americas) Inc., (UBS Global AM) to corporate governance and to the exercise of voting rights on behalf of its clients (which include funds, individuals, pension schemes, and all other advisory clients).
Where clients of UBS Global AM have delegated the discretion to exercise the voting rights for shares they beneficially own, UBS Global AM has a fiduciary duty to vote shares in the clients’ best interests. These principles set forth UBS Global AM’s approach to corporate governance and to the exercise of voting rights when clients have delegated their voting rights to UBS Global AM.
Key principles
UBS Global AM’s global corporate governance principles are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as beneficial owners.
We believe voting rights have economic value and should be treated accordingly. Where we have been given the discretion to vote on clients’ behalves, we will exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments.
Good corporate governance should, in the long term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.
Underlying our voting and corporate governance principles we have two fundamental objectives:
1. We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
2. As an investment advisor, we have a strong commercial interest that companies in which we invest, on behalf of our clients are successful. We promote best practice in the boardroom.
To achieve these objectives, we have established this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice. These Principles are implemented globally to harmonize our philosophies across UBS Global AM offices worldwide. However, these Principles permit individual regions or countries within UBS Global AM the discretion to reflect local laws or standards where appropriate.

While there is no absolute set of standards that determine appropriate governance under all circumstances and no set of values will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. We will, therefore, generally exercise voting rights on behalf of clients in accordance with the following principles.
Board Structure
Some significant factors for an effective board structure include:
•	An effective Chairman is key;
•	The roles of Chairman and Chief Executive generally should be separated;
•	Board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of the management of the company;
•	The Board should include executive and non-executive directors; and
•	Non-executive directors should provide a challenging, but generally supportive environment for the executive directors.
Board Responsibilities
Some significant factors for effective discharge of board responsibilities include:
•	The whole Board should be fully involved in endorsing strategy and in all major strategic decisions (e.g., mergers and acquisitions).
•	The Board should ensure that at all times:
•	Appropriate management succession plans are in place;
•	The interests of executives and shareholders are aligned;
•	The financial audit is independent and accurate;
•	The brand and reputation of the company is protected and enhanced;
•	A constructive dialogue with shareholders is encouraged; and
•	It receives all the information necessary to hold management to account.
Areas of Focus
Some examples of areas of concern related to our Corporate Governance focus include the following:
•	Economic value resulting from acquisitions or disposals;
•	Operational performance;
•	Quality of management;
•	Independent non-executive directors not holding executive management to account;
•	Quality of internal controls;
•	Lack of transparency;
•	Inadequate succession planning;
•	Poor approach to corporate social responsibility;
•	Inefficient management structure; and
•	Corporate activity designed to frustrate the ability of shareholders to hold the Board to account or realize the maximum value of their investment.
B. Macro-Rationales and Explanations for Proxy Voting
Overview
These macro-rationales and explanations detail UBS Global AM’s approach to the exercise of voting rights on behalf of its clients (which includes funds, individuals, pension schemes, and all other advisory clients). The basis of the macro rationales and explanations is to define guidelines for voting shares held on behalf of our advisory clients in their best interests.
Macro-Rationales are used to help explain our proxy vote. The Macro-Rationales reflect our global governance principles and local policies, enables voting consistency and provides flexibility our analyst can reflect specific knowledge of the company as it relates to a proposal. Explanations are associated with each Macro-Rationale and are used in our proxy voting operations to communicate our voting decision internally and on client reports.
PROXY VOTING MACRO RATIONALES & EXPLAINATIONS
Macro Rationale	Explanation
1. General Guidelines

Macro Rationale	Explanation
a. When our view of the management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.	1. View of management is Favorable. 2. View of management is Un-Favorable.
b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.	1. Management performance is questionable.
c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.	1. A conflict exists between the board and shareholder interests.
d. In general, we oppose proposals, which in our view, act to entrench management.	1. Proposal entrenches management.
e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.	1. While we support management, this proposal should be voted on by shareholders.
2. Board of Directors and Auditors
a. Unless our objection to management’s recommendation is strenuous, if we believe auditors are competent and professional, we support continuity in the appointed auditing firm subject to regular review.	1. We believe the auditors are competent. 2. We object to these auditors. 3. Nominee for independent Internal Statutory Auditor not considered independent.
b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.	1. Shareholders should be able to set the size of the board.
c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.	1. Shareholders should have the right to call a special meeting.
d. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.	1. Company does not have a lead director. 2. Company has a lead director. 3. Combined Chairman and Chief Executive, contrary to best practice.
e. We will normally vote for all board members unless we determine conflicts exist or the board is not independent.	1. Board ignored shareholder vote.
2. Executive contract exceeds 1 year in length.
3. Not considered independent insufficient independent non-executives.
4. Member of the Audit or Remuneration Committee(s), not considered Independent.
5. Bundled resolution for election of Directors not appropriate.
6. Not Independent, serves on the Compensation and Nomination Committees.
7. Executive contract exceeds 4 years.
8. Not in shareholders’ interests.
3. Compensation
a. We will not try to micro-manage compensation schemes; however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.	1. We will not-micro manage compensation. 2. The overall quantum of remuneration is too high.
b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.	1. Compensation should be set by the board, not shareholders.

Macro Rationale	Explanation
c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.	1. Transparency in compensation is desired.
d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance; is vague; is not in line with market practices; allows for option re-pricing; does not have adequate performance hurdles or is highly dilutive.
1. Remuneration policy insufficiently aligned with shareholder interests.
2. The vesting conditions are inappropriate.
3. The vesting conditions are insufficiently challenging.
4. The matching awards are too generous.
5. The re-pricing of options is against best practice.
6. Dilution of executive remuneration scheme exceeds best practice guidelines.
7. Plan structure does not provide suitable long term incentive.
8. Performance conditions unsatisfactory.
9. Contrary to best market practice.
e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.	1. Rewards for poor performance are unacceptable.
f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.	1. Compensation should be balanced.
g. In order to increase reporting transparency and approximate accuracy, we believe stock options should be expensed.	1. Stock Options should be expensed.
4. Governance Provisions
a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.	1. One Share, One Vote.
b. We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events, such as take-over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.	1. Poison Pill proposals should have shareholder approval. 2. Current anti-takeover provisions are adequate.
c. Any substantial new share issuance should require prior shareholder approval.	1. Significant share increase should have shareholder approval.
d. We believe proposals that authorize the issuance of new stock without defined terms or have conditions that are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.	1. Blank check stock issuance is not acceptable. 2. Anti-takeover defense, not in shareholders interests. 3. General authority to issue shares without pre-emption rights not in shareholders interests.
e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.	1. We support efforts to improve board independence.
f. We generally do not oppose management’s recommendation to implement a staggered or classified board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.	1. Staggered or classified boards provide continuity. 2. Annual election of directors agreeable with management approval.
g. We will support reasonable proposals that enable shareholders to directly nominate directors.	1. Proposal to nominate directors is reasonable. 2. Proposal to nominate directors is questionable.

Macro Rationale	Explanation
h. We will vote for shareholder proposals requesting directors be elected by a Majority Vote unless the company has cumulative voting, a director resignation policy in place or is very likely to have one in place by the next meeting.	1. A director resignation policy is in place. 2. A director resignation policy is not in place.
i. We will normally vote for proposals that reduce supermajority voting limits.	1. We support reductions in super majority voting. 2. Existing super majority voting conditions are reasonable.
j. We will vote in favour of shareholder resolutions for confidential voting.	1. We encourage confidential voting.
5. Capital Structure and Corporate Restructuring
a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.	1. Companies are free to incorporate anywhere. 2. Actions motivated to entrench management.
b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.	1. Dual classes of stock are inappropriate.
6. Mergers, Tenders Offers & Proxy Contests
a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.	1. We agree with the merger. 2. We object to the merger.
7. Social, Environmental, Political & Cultural
a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.	1. Companies should feel free to compete anywhere in the world.
b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.	1. Special interest proposals should not be addressed in the proxy.
c. Unless directed by clients to vote in favour of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.	1. Proposal poses an unnecessary economic cost on the company
8. Administrative and Operations
a. Occasionally, stockholder proposals, such as asking for reports, conducting studies and making donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.	1. Special reports, studies and disclosures are not considered economic.

Macro Rationale	Explanation
b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.	1. Regulatory agencies do not require this action.
9. Miscellaneous
a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.	1. Voted in accordance with a client guideline.
b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).	1. Obstacles exist to effectively voting this proxy. 2. Local voting practices could restrict our ability to manage the portfolio.
c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.	1. Voting delegated to a proxy voting service per our guidelines.
d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.	1. Lack of details on proposals.
C. Global Voting and Corporate Governance Procedures
Overview
Where clients have delegated the discretion to exercise the voting rights for shares they beneficially own to UBS Global AM, we have a fiduciary duty to vote shares in the clients’ best interests. These procedures provide a structure for appropriately discharging this duty, including the handling of conflicts of interest.
I. Corporate Governance Committees
Members
The UBS Global Asset Management Global Corporate Governance Committee (the “Global Committee”) will approve the membership of the UBS Global AM Corporate Governance Committee (the “Americas Committee”). The membership in the Global Committee will be approved by the Equities Investment Committee of UBS Global Asset Management.
Responsibilities of the Global Committee
•	To review, approve and oversee the implementation of the Global Corporate Governance Principles.
•	Keep abreast of and share trends in corporate governance and update these principles as necessary.
•	To provide a forum for discussing corporate governance issues between regions.
•	Coordinate with the Communications group on all corporate or other communication related to global proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Engage and oversee any independent proxy voting services being used.
•	Oversee the activities of the Local Corporate Governance Committees.
•	Review and resolve conflicts of interest.
Meetings
Meetings will be held at least quarterly.

Local Corporate Governance Committees
Each office or region, as applicable, will set up a Local Corporate Governance Committee to discuss local corporate governance issues and to review proxies. Each Local Corporate Governance Committee will set its own agenda. The Global Committee will nominate the chairs for the Local Corporate Governance Committees. The local chair will nominate, for approval by the Global Committee, additional persons as candidates for membership on the local committee.
Responsibilities of the Americas Committee
The Americas Committee will serve as the local committee and is responsible for implementing this Policy in the Americas Region.
•	Keep abreast of and share trends in corporate governance and update local policy as necessary.
•	Provide a forum for discussing corporate governance issues within a region.
•	Oversee the proxy voting process.
•	Coordinate with the Communications group all corporate or other communication related to local proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Interpret the Global Corporate Governance Principles in the context of local legal requirements and practice, updating local policy as necessary.
•	Minutes of meetings to be sent to the Global Committee.
Meetings
Meetings will be held at least twice a year.
II. Interaction with Company and Board of Directors
Relationship with the Company and the Board of Directors
•	On behalf of our clients, we aim to be supportive, long-term shareholders. We seek to develop both a long-term relationship and an understanding of mutual objectives and concerns with the companies in which we invest.
•	We do this through meetings between our investment analysts and portfolio managers, on the one hand, and company management and the board of directors, on the other.
•	These meetings enable us to have discussions with company management and the board of directors about corporate strategy and objectives and to make an assessment of management’s performance. They also allow us to monitor a particular company’s development over time and assess progress against our expectations as investors. They also give us an opportunity to outline what our expectations are and to explain our views on important issues.
Formal Communications with the Board
•	Where we suspect poor corporate governance may negatively impact the long-term valuation of the company (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.
•	If action is considered necessary, we will attempt to arrange an informal meeting with one or more non-executive (outside) directors to gather additional information and to learn more about the company’s corporate governance practices. The intent of the meeting with non-executive (outside) directors is to understand the company better and to communicate our concerns.
•	All efforts to contact management or the board of directors regarding specific corporate governance issues should be approved by the Global Committee or if time is of the essence the Head or Deputy Head of Global Equity, and the Legal & Compliance Department.
•	If it is determined that appropriate corporate governance practices are not present or likely to be put in place, then we may
•	Formally communicate with the Chairman of the Board or the full Board of Directors;
•	Withdraw our support for the common stock;
•	Reflect our positions in our proxy vote opportunities; or
•	Contact other shareholders regarding our concerns.
Any such steps may only be taken in compliance with applicable law.
III. Contacting the Media
UBS Global AM generally will not comment on any matters relating to corporate governance or proxy issues of any individual company. This policy is based on issues of client privilege as well as assuring compliance with various regulations. Requests from the media for general information relating to this Policy, comments on corporate governance or proxy issues relating to a specific security or general, non-specific issues related to corporate governance, must be directed via Communications/Marketing (country/region/business/investment/global) to the relevant investment area and Legal & Compliance Department. They will determine if there is to be an exception to this rule and inform the relevant Marketing/Communications team. The situation will be explained to UBS Media Relations who will notify the journalist of our position.
IV. Proxy Voting Process
Given the magnitude of the effort, availability of resources and local customs, certain functions and responsibilities may be delegated to the Local Corporate Governance Committees or others for the efficient processing of the votes. All operational proxy voting matters will be managed by a dedicated team located in the London office, irrespective of where the underlying client is managed.
The Global and Local Corporate Governance Committees, as appropriate, will bring Legal & Compliance into the decision making process on complex issues and on issues involving conflicts of interests.
The Americas Committee will appoint a deputy who is responsible for voting of all routine proxy matters in accordance with these policies and procedures. The deputy will contact the appropriate industry analyst and/or the members of the Americas Committee for guidance on how to vote non-routine matters.
The Americas Committee, or its delegate, will:
•	Take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority and where we intend to vote;
•	Instruct the Head of Operations to recall, if possible, securities that are currently on loan so that they may be voted on non-routine proxy matters;
•	Implement procedures to identify conflicts and vote such proxies in accordance with Section VI of these procedures;
•	Implement procedures to vote proxies in accordance with client direction if applicable; and
•	Conduct periodic due diligence on any proxy voting services being employed.
V. Proxy Voting Disclosure Guidelines
General
•	Upon request or as required by law or regulation, UBS Global AM will disclose to a client or client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
•	Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal & Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles. (See Proxy Voting Conflict Guidelines below).
•	Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance Department.
•	Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
•	Companies may be provided with the number of shares we own in them.
•	Proxy solicitors will not be provided with either our votes or the number of shares we own in a particular company.
•	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the manner in which we voted.
•	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
The Chairman of the Global Committee and the Chair of the Americas Committee must approve exceptions to this disclosure policy.
VI. Proxy Voting Conflict Guidelines
In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.
•	UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. {Note: Legal & Compliance personnel may have contact with their counterparts working for

•	Where UBS Global AM is aware of a conflict of interest in voting a particular proxy, the Americas Committee will be notified of the conflict and will determine how such proxy should be voted.
VII. Record Keeping
UBS Global AM will maintain records of proxies voted. Such records include copies of:
•	Our policies and procedures;
•	Proxy statements received;
•	Votes cast per client;
•	Number of shares voted;
•	Communications received and internal documents created that were material to the voting decision; and
•	A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision.
Nothing in these procedures should be interpreted to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegates or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their policy statement.
Appendix A
Special Disclosure Guidelines for Registered Investment Company Clients
1. Registration Statement (Open-end and Closed-End Funds) Management is responsible for ensuring the following:
•	That this policy and procedures, which are the policy and procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The policy and procedures may be described in the SAI or attached as an exhibit to the registration statement.
•	That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
•	That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Securities and Exchange Commission’s (Commission) website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.
2. Shareholder Annual and Semi-annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•	That each Fund’s shareholders report contain a statement that a description of this policy and procedures is available (i) without charge, upon request, by calling a toll free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
•	That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.
3. Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•	That this policy and procedures are described in Form N-CSR. In lieu of describing these documents, a copy of this policy and procedures may simply be included with the filing. However, the Commission’s preference is that the procedures by included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
•	That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

4. Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
•	That the securities lending agreement used by a Fund will provide that when voting or consent rights that accompany a loan pass to the borrower, the Fund making the loan will have the right to call the loaned securities to permit the exercise of such rights if the matters involved would have a material affect on the applicable Fund’s investment in the loaned security.
•	That each fund files its complete proxy voting records on Form N-PX for the twelve month period ended June 30 by no later than August 31 of each year.
•	Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.
5. Oversight of Disclosure:
•	The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure that Funds’ compliance with relevant federal securities laws.
Responsible Parties
The following parties will be responsible for implementing and enforcing this policy: The Americas Committee and Chief Compliance Office of UBS Global AM or his/her designees
Documentation
Monitoring and testing of this policy will be documented in the following ways:
•	Annual review by Funds’ and UBS Global AM’s Chief Compliance Officer of effectiveness of these procedures
•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
•	Periodic review of any proxy service vendor by the Chief Compliance Officer
•	Periodic review of any proxy votes by the Americas Committee
Compliance Dates
•	File Form N-PX by August 31 for each registered investment company client
•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures
•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable
•	Periodic review of any proxy service vendor by the Chief Compliance Officer
•	Periodic review of proxy votes by the Americas Committee
Other Policies
Other policies that this policy may affect include:
•	Recordkeeping Policy
•	Affiliated Transaction Policy
•	Code of Ethics
•	Supervision of Service Providers Policy

Wellington Management Company, LLP
The Funds for which Wellington Management Company, LLP (“Wellington Management”) serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policy and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.
Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote. Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

Appendix C—Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2012:
BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)
Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus and a performance bonus based on a percentage of the management fees earned on the funds that he manages. The terms of his contract are based on Mr. Baron's role as the Firm's (Baron Capital Group, Inc. (“BCG”) with its subsidiaries Baron Capital, Inc., Baron Capital Management, Inc. (“BCM”) and BAMCO) Founder, Chief Executive Officer, and Chief Investment Officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration is given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm.
BlackRock Investment Management, LLC (BlackRock) (LVIP BlackRock Emerging Markets RPM Fund, LVIP BlackRock Equity Dividend RPM Fund)
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are not measured against a specific benchmark.
Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Corallo, Bliss and Savage have each received long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. All of the eligible portfolio managers have participated in the deferred compensation program.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($250,000 for 2012). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date. Messrs. Corallo, Bliss and Savage are each eligible to participate in these plans.
CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)
There are five pieces of compensation for CBRE Clarion portfolio managers:
Base Salary — Portfolio manager salaries are reviewed annually and fixed for each year at competitive market levels.
Profit Participation — Senior management, including the portfolio managers primarily responsible for the Fund, owns a minority interest in CBRE Clarion. Ownership entitles senior management to an increasing share of the firm’s profit over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.
Bonus — Portfolio manager bonuses are drawn from an incentive compensation pool into which a significant percentage of CBRE Clarion’s pre-tax profits is set aside. Bonuses are based upon the measurement of performance in the portfolio manager’s respective area of coverage. Performance is quantified through a proprietary scorecard graded by the CEO/Co-CIO. In order to avoid the pitfalls of relying solely upon a rigid performance format, however, the overall bonus takes into account other important factors such as the portfolio manager’s contribution to the team, firm, and overall process.
Deferred Compensation — A portion of the incentive compensation pool is set aside each year as deferred compensation for a large number of senior employees in the firm, including the portfolio managers. These awards have vesting and payout features, which encourage long-term stability of our senior staff.
Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees, such as CBRE Clarion’s 401(k) plan.
Portfolio manager compensation is not based on the performance of any particular account, including the Fund, nor is compensation based on the level of Fund assets.
Columbia Management Investment Advisers, LLC (LVIP Columbia Small-Mid Cap Growth Fund)
Columbia Management’s portfolio managers received their compensation from in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Management) in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the Russell 2000 Value Index and Lipper Small Cap Value peer group, emphasizing the portfolio manager’s three and five year performance. Columbia Management also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and CMIA's profitability for the year, which is largely determined by asset under management.

Delaware Management Company (LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund and LVIP Delaware Special Opportunities Fund)
Compensation Structure
Each portfolio’s manager’s compensation consists of the following:
Base Salary—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus—Due to transitioning of responsibilities of the Manager’s fixed income managers over the past year, some of the portfolio managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.
Incentive Unit Plan—Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010. Awards are no longer granted under the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan or the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan, which was established in 2001.
The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.
Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.
Equity Teams
1. Small Cap Value (Beck, Madden, McKee, Catricks)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-year, three-year and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
2. Core Equity (F. Morris, C. Adams, M. Morris, D. Padilla, M. Burke, P. Shah)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-year, three-year and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Lincoln Investment Advisors Corporation
The equity programs are designed to position LIA to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
Massachusetts Financial Services Company (LVIP MFS International Growth Fund and LVIP MFS Value Fund)
Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager over a one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmarks were used to measure performance for the Funds:
Portfolio Manager	Benchmark(s)
David A. Antonelli	MSCI EAFE Index
Nevin P. Chitkara	Russell 1000 Value Index
Steven R. Gotham	Russell 1000 Value Index
Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over three-year period with lesser consideration given to portfolio performance over one-year period and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund)
Mondrian has the following programs in place to retain key investment staff:
1) Competitive Salary—All investment professionals are remunerated with a competitive base salary.

2) Profit Sharing Bonus Pool—All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).
3) Equity Ownership—Mondrian is currently 100% owned by approximately 80 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel through Atlantic Value Investment Partnership LP.
Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.
At Mondrian, the investment management of particular portfolios is not“star manager” based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.
Compensation Committee
In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.
Defined Contribution Pension Plan
All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.
Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.
SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)
The compensation of SSgA FM’s Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee's manager, in conjunction with the senior management of the employee's business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.
T. Rowe Price Associates (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. The weightings for these timer periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to a broad based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total return table of the fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by our Investment Steering Committee and those funds are the same ones presented to our mutual fund directors in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for the Tax Efficient Funds. Compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the portfolio manager.
Templeton Investment Counsel, LLC (Templeton Growth RPM Fund)
The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
•	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
•	Non-investment performance For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.
•	Responsibilities The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
UBS Global Asset Management (Americas) Inc. (LVIP UBS Large Cap Growth RPM Fund)
UBS Global AM’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Fund’s portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable and discretionary cash component and, for employees whose total compensation exceeds a defined threshold, a variable and discretionary deferred component. These are described in more detail below:
•	The fixed component (base salary and benefits) is set with the aim of being competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.
•	Variable compensation is determined annually on a discretionary basis. It is correlated with the individual’s financial and non-financial contribution, as assessed through a rigorous performance assessment process, and on the performance of their respective function, of UBS Global AM and of UBS as a whole. As its name implies, variable compensation is liable to change and is delivered in cash and, when over a defined total compensation threshold, deferred.
•	Variable deferred – employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global AM Equity Ownership Plan (Global AM EOP) which vests pro rata over a three year period, subject to continued service. Through the Global AM EOP, awards are granted in the form of some combination of vehicles aligned to selected UBS Global AM funds, UBS shares or notional shares. The vehicles aligned to selected UBS Global AM funds are called Alternative Investment Vehicles or AIVs. UBS Global AM believes that not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.
UBS Global AM strongly believes that aligning portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm’s clients. The total annual variable compensation pool available for distribution is generally dependant upon the overall profitability of UBS Group and UBS Global AM.
The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the assets such portfolio manager manages versus the relevant benchmark or index, and, where appropriate, peer strategies, over one and three years.
For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution. This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.
Wellington Management Company, LLP (LVIP Capital Growth Fund and LVIP Mid-Cap Value)
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Subadvisory Agreements between Wellington Management and Lincoln Investment Advisors Corporation on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2011.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund's manager listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Mordy and Shilling are partners of the firm.
Fund	Benchmark Index and/or Peer Group for Incentive Period
LVIP Capital Growth Fund	Russell 1000 Growth
LVIP Mid-Cap Value Fund	Russell 2500 Value

Lincoln Variable Insurance Products Trust

Part C - Other Information

Item 28.		Exhibits

(a)	(1)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust(1)
	(2)	Certificate of Trust(33)
(b)		By-Laws of Lincoln Variable Insurance Products Trust, as amended(25)
(c)	(1)	By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII(25)
	(2)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI(1)
(d)	(1)(a)	Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation(27)
	(1)(b)	Schedule A to the Investment Management Agreement between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated December 4, 2012(33)
	(2)	Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund)(4)
	(3)	Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)(29)
	(4)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP BlackRock Emerging Markets Index RPM Fund and LVIP BlackRock Equity Dividend RPM Fund)(32)
	(5)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and BlackRock Financial Management, Inc. (LVIP BlackRock Inflation Protected Bond Fund)(29)
	(6)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund)(29)
	(7)	Sub-Advisory Agreement dated September 28, 2012 between Lincoln Investment Advisors Corporation and CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)(32)
	(8)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and Columbia Management Investment Advisers, LLC (LVIP Columbia Small-Mid Cap Growth RPM Fund)(32)
	(9)	Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Delaware Social Awareness, LVIP Delaware Special Opportunities and LVIP Money Market Funds)(29)

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(10)	Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Foundation Conservative Allocation, LVIP Delaware Foundation Moderate Allocation, LVIP Delaware Foundation Aggressive Allocation Funds)(29)
(11)	Sub-Advisory Agreement dated May 1, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund)(29)
(12)	Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund)(29)
(13)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global Income Fund)(29)
(14)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and J.P. Morgan Investment Management Inc. (LVIP J.P. Morgan High Yield Fund)(29)
(15)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and J.P. Morgan Investment Management Inc. (LVIP JPMorgan Mid Cap Value RPM Fund)(32)
(16)	Sub-Advisory Agreement dated October 1, 2010 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS International Growth Fund)(29)
(17)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund)(29)
(18)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund)(29)
(19)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund)(29)
(20)	Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP SSgA Bond Index, LVIP Small-Cap, LVIP SSgA International Index, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds)(29)
(21)	Sub-Advisory Agreement dated July 30, 2010 between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA Global Tactical Allocation RPM Fund)(29)
(22)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(29)
(23)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(29)
(24)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth RPM Fund)(29)
(25)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP UBS Large Cap Growth RPM Fund)(32)

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(26)	Extension of Certain Advisory Fee Waivers and Expense Reimbursements dated August 1, 2011 (LVIP BlackRock Equity Dividend RPM, LVIP Clarion Global Real Estate, LVIP Columbia Small-Mid Cap Growth RPM, LVIP JPMorgan Mid Cap Value RPM, LVIP MFS International Growth, LVIP Mid-Cap Value, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200 and LVIP UBS Large Cap Growth RPM Funds)(27)
(27)	Advisory Fee Waiver Agreement effective July 30, 2010 (LVIP American Balanced Allocation, LVIP American Growth Allocation, and LVIP American Income Allocation Funds)(17)
(28)	Advisory Fee Waiver Agreement effective August 27, 2012 (LVIP American Preservation Fund)(31)
(29)	Advisory Fee Waiver Agreement effective August 27, 2012 (LVIP BlackRock Emerging Markets Index RPM Fund)(31)
(30)	Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP BlackRock Equity Dividend RPM Fund)(12)
(31)	Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP Clarion Global Real Estate Fund)(4)
(32)	Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Columbia Small-Mid Cap Growth RPM Fund)(9)
(33)	Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Delaware Foundation Conservative Allocation, LVIP Delaware Foundation Moderate Allocation, and LVIP Delaware Aggressive Allocation Funds)(6)
(34)	Advisory Fee Waiver Agreement effective April 29, 2011 (LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund)(22)
(35)	Advisory Fee Waiver effective May 1, 2009 (LVIP Global Income Fund)(10)
(36)	Advisory Fee Waiver Agreement effective September 15, 2010 (LVIP JPMorgan Mid Cap Value RPM Fund)(27)
(37)	Advisory Fee Waiver Agreement effective October 1, 2010 (LVIP MFS International Growth Fund)(18)
(38)	Advisory Fee Waiver Agreement effective April 30, 2013 (LVIP MFS International Growth RPM Fund)(32)
(39)	Advisory Fee Waiver Agreement effective December 8, 2010 (LVIP MFS Value Fund)(18)
(40)	Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Mid-Cap Value Fund)(13)
(41)	Advisory Fee Waiver Agreement effective February 20, 2009 (LVIP Money Market Fund)(12)
(42)	Advisory Fee Waiver Agreement effective April 30, 2013 (LVIP RPM BlackRock Global Allocation V.I. Fund)(32)
(43)	Advisory Fee Waiver Agreement effective April 30, 2013 (LVIP RPM Fidelity VIP Contrafund® Portfolio)(32)
(44)	Advisory Fee Waiver Agreement effective April 30, 2008 (LVIP SSgA Bond Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200 Funds)(9)

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	(45)	Advisory Fee Waiver Agreement effective July 30, 2010 (LVIP SSgA Conservative Index Allocation, LVIP SSgA Moderate Index Allocation, LVIP SSgA Moderately Aggressive Index Allocation, LVIP SSgA Conservative Structured Allocation, LVIP SSgA Moderate Structured Allocation, LVIP SSgA Moderately Aggressive Structured Allocation)(16)
	(46)	Advisory Fee Waiver Agreement effective April 30, 2011 (LVIP SSgA International Index Fund)(18)
	(47)	Advisory Fee Waiver Agreement effective April 30, 2013 (LVIP SSgA Large Cap RPM Fund)(32)
	(48)	Advisory Fee Waiver Agreement effective April 30, 2013 (LVIP SSgA Small-Cap RPM Fund)(32)
	(49)	Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(4)
	(50)	Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP UBS Large Cap Growth RPM Fund)(9)
(e)		Principal Underwriting Agreement dated January 1, 2012 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(27)
(f)		N/A
(g)		Form of Mutual Fund Custody and Services Agreement dated by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(26)
(h)	(1)	Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(6)
	(2)	Administration Agreement dated January 1, 2012, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company(31)
	(3)	Form of Indemnification Agreement(27)
	(4)(a)	Consulting Agreement effective August 1, 2010, as amended, between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated(17)
	(4)(b)	Form of Amendment to Consulting Agreement (Wilshire)(25)
	(5)(a)	Amended and Restated Consulting Agreement between Lincoln Investment Advisors Corporation and Milliman, Inc.(24)
	(5)(b)	Assignment effective February 3, 2012 to Milliman Financial Risk Management LLC of Amended and Restated Consulting Agreement(26)
	(6)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional U.S. Equity, LVIP Dimensional Non-U.S. Equity, and LVIP Dimensional/Vanguard Total Bond Funds)(28)
	(7)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and Vanguard Group Inc. (LVIP Vanguard International Equity ETF, LVIP Vanguard Domestic Equity ETF, and LVIP Dimensional/Vanguard Total Bond Funds)(28)
	(8)	Administrative Services Agreement effective July 30, 2010 between Capital Research and Management Company and Lincoln Investment Advisors Corporation (LVIP American Balanced Allocation, LVIP American Growth Allocation, LVIP American Income Allocation Funds)(22)
	(9)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust(7)
	(9)(b)	Amendment effective August 27, 2012 to Fund Participation Agreement (Lincoln Life)(31)

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(10)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust(8)
(10)(b)	Amendment effective August 27, 2012 to Fund Participation Agreement (Lincoln New York)(31)
(11)	Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
(12)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund)(4)
(13)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)(4)
(14)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
(15)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
(16)	Fund Participation Agreement (Fund of Funds) dated July 30, 2010, as amended, between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Investment Advisors Corporation, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP American Balanced Allocation, LVIP American Growth Allocation, and LVIP American Income Allocation Funds)(21)
(17)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American General Life Insurance Company of Delaware (LVIP Delaware Foundation Moderate Allocation Fund only)(19)
(18)(a)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American International Life Assurance Company of New York (LVIP Delaware Foundation Moderate Allocation Fund only)(19)
(18)(b)	Assignment dated November 30, 2010 of Fund Participation Agreement (LVIP Delaware Foundation Moderate Allocation Fund only) to United States Life Insurance Company in the City of New York(19)
(19)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and Commonwealth Annuity and Life Insurance Company (LVIP Delaware Foundation Moderate Allocation Fund only)(19)
(20)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and First Allmerica Life Insurance Company (LVIP Delaware Foundation Moderate Allocation Fund only)(19)

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(21)	Master Fund Participation Agreement dated June 30, 2010 between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP Master-Feeder Funds)(20)
(22)	Fund Participation Agreement dated [ ] between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP RPM BlackRock Global Allocation V.I. Fund)(32)
(23)	Fund Participation Agreement dated [ ] between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and Fidelity Management & Research Company (LVIP RPM Fidelity VIP Contrafund® Portfolio)(32)
(24)	Expense Limitation Agreement effective August 27, 2012 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP American Preservation Fund)(31)
(25)	Expense Limitation Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Baron Growth Opportunities Fund)(4)
(26)	Expense Limitation Agreement effective August 27, 2012 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP BlackRock Emerging Markets Index RPM Fund)(31)
(27)	Expense Limitation Agreement dated April 30, 2010 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP BlackRock Inflation Protected Bond Fund, LVIP Delaware Diversified Floating Rate Fund, LVIP J.P. Morgan High Yield Fund)(14)
(28)	Expense Limitation Agreement dated May 1, 2010, as amended, between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Mid-Cap Value Fund only)(13)
(29)	Expense Limitation Agreement dated April 30, 2012 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Risk-Based Funds)(29)
(30)	Expense Limitation Agreement dated July 30, 2010 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP American Balanced Allocation, LVIP American Growth Allocation, and LVIP American Income Allocation Funds)(17)
(31)	Expense Limitation Agreement dated April 29, 2011 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Dimensional U.S. Equity, LVIP Dimensional Non-U.S. Equity, LVIP Vanguard Domestic Equity ETF, LVIP Vanguard International Equity ETF, and LVIP Dimensional/Vanguard Total Bond Funds)(22)
(32)	Expense Limitation Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Delaware Foundation Conservative Allocation, LVIP Delaware Foundation Moderate Allocation, and LVIP Delaware Foundation Aggressive Allocation Funds)(6)
(33)	Expense Limitation Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Master-Feeder Funds)(15)

6

	(34)	Expense Limitation Agreement dated July 30, 2010 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP SSgA Conservative Index Allocation, LVIP SSgA Moderate Index Allocation, LVIP SSgA Moderately Aggressive Index Allocation, LVIP SSgA Conservative Structured Allocation, LVIP SSgA Moderate Structured Allocation, LVIP SSgA Moderately Aggressive Structured Allocation Funds)(16)
	(35)	Expense Limitation Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Target Maturity Funds)(23)
	(36)	Expense Limitation Agreement dated April 30, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP MFS International Growth RPM Fund)(32)
	(37)	Expense Limitation Agreement dated April 30, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP RPM BlackRock Global Allocation V.I. Fund)(32)
	(38)	Expense Limitation Agreement dated April 30, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP RPM Fidelity VIP Contrafund® Portfolio)(32)
	(39)	Expense Limitation Agreement dated April 30, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP SSgA Large Cap RPM Fund)(32)
	(40)	Expense Limitation Agreement dated April 30, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP SSgA Small-Cap RPM Fund)(32)
(i)	(1)	Opinion of Counsel dated April 4, 2003 regarding issuance of shares(2)
	(2)	Opinion of Counsel dated April 27, 2007 regarding issuance of shares(4)
(j)	(1)	Power of Attorney (LVIP Trust) dated December 5, 2011(25)
	(2)	Power of Attorney (LVIP Trust) dated January 7, 2013(33)
	(3)	Consent of Independent Registered Public Accounting Firm(32)
(k)		N/A
(l)		N/A
(m)	(1)	Service Class Distribution and Service Plan(31)
	(2)	Distribution Services Agreement dated August 27, 2012 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(31)
(n)		Rule 18f-3 Plan Multiple Class Plan dated August 27, 2012 (excluding LVIP Master-Feeder Funds)(31)
(o)		Reserved
(p)	(1)	Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated September 12, 2011(25)
	(2)	Code of Ethics for Lincoln Financial Distributors, Inc. effective December 2010(26)
	(3)	Code of Ethics for BAMCO, Inc. dated February 14, 2012 (LVIP Baron Growth Opportunities Fund)(30)
	(4)	Code of Ethics for BlackRock affiliated companies dated December 1, 2009 (LVIP BlackRock Emerging Markets Index Fund and LVIP BlackRock Equity Dividend RPM Fund)(11)
	(5)	Code of Ethics for CBRE Clarion Securities LLC dated [ ] (LVIP Clarion Global Real Estate Fund)(32)
	(6)	Code of Ethics for Columbia Management Advisors, LLC dated [ ] (LVIP Columbia Small-Mid Cap Growth RPM Fund)(32)

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(7)	Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Money Market, LVIP Delaware Social Awareness, LVIP Delaware Special Opportunities, LVIP Delaware Foundation Aggressive Allocation, LVIP Delaware Foundation Conservative Allocation, LVIP Delaware Foundation Moderate Allocation, and LVIP Delaware Diversified Floating Rate Funds)(5)
(8)	Code of Ethics for J.P. Morgan Investment Management, Inc. (LVIP J.P. Morgan High Yield Fund and JPMorgan Mid-Cap Value RPM Fund)(10)
(9)	Code of Ethics for MFS Management dated February 22, 2010 (LVIP MFS Value Fund and LVIP MFS International Growth Fund)(18)
(10)	Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund and LVIP Global Income Fund)(2)
(11)	Code of Ethics for SSgA Funds Management, Inc. dated November 1, 2009 (LVIP SSgA Funds)(13)
(12)	Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund)(4)
(13)	Code of Ethics for Franklin Templeton Investments effective April 2012 (LVIP Templeton Growth RPM Fund, LVIP Global Income Fund)(30)
(14)	Code of Ethics for UBS Global Asset Management (Americas) Inc. dated [ ] (LVIP UBS Large Cap Growth RPM Fund)(32)
(1)	Filed with Post-Effective Amendment No. 13 (File No. 33-70742) on April 4, 2003, and incorporated herein by reference.
(2)	Filed with Post-Effective Amendment No. 19 (File No. 33-70742) on April 5, 2006, and incorporated herein by reference.
(3)	Filed with Post-Effective Amendment No. 22 (File No. 33-70742) on December 21, 2006, and incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 41 (File No. 33-70742) on April 15, 2008, and incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 51 (File No. 33-70742) on December 22, 2008, and incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 59 (File No. 33-70742) on March 20, 2009, and incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 21 (File No. 333-68842) on Form N-14 on April 3, 2009, and incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 6 (File No. 333-145531) on Form N-4 on April 9, 2009, and incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 61 (File No. 33-70742) on April 15, 2009, and incorporated herein by reference.
(10)	Filed with Post-Effective Amendment No. 63 (File No. 33-70742) on April 16, 2009, and incorporated herein by reference.
(11)	Filed with Post-Effective Amendment No. 69 (File No. 33-70742) on January 20, 2010, and incorporated herein by reference.
(12)	Filed with Post-Effective Amendment No. 71 (File No. 33-70742) on January 29, 2010, and incorporated herein by reference.
(13)	Filed with Post-Effective Amendment No. 82 (File No. 33-70742) on April 15, 2010, and incorporated herein by reference.
(14)	Filed with Post-Effective Amendment No. 83 (File No. 33-70742) on April 19, 2010, and incorporated herein by reference.
(15)	Filed with Post-Effective Amendment No. 86 (File No. 33-70742) on April 27, 2010, and incorporated herein by reference.
(16)	Filed with Post-Effective Amendment No. 91 (File No. 33-70742) on July 29, 2010, and incorporated herein by reference.

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(17)	Filed with Post-Effective Amendment No. 92 (File No. 33-70742) on July 30, 2010, and incorporated herein by reference.
(18)	Filed with Post-Effective Amendment No. 98 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(19)	Filed with Post-Effective Amendment No. 99 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(20)	Filed with Post-Effective Amendment No. 103 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(21)	Filed with Post-Effective Amendment No. 104 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(22)	Filed with Post-Effective Amendment No. 106 (File No. 33-70742) on April 15, 2011, and incorporated herein by reference.
(23)	Filed with Post-Effective Amendment No. 108 (File No. 33-70742) on April 21, 2011, and incorporated herein by reference.
(24)	Filed with Post-Effective Amendment No. 3 (Lincoln Advisors Trust; File No. 333-175622) on January 20, 2012, and incorporated herein by reference.
(25)	Filed with Post-Effective Amendment No. 121 (File No. 33-70742) on January 24, 2012, and incorporated herein by reference.
(26)	Filed with Post-Effective Amendment No. 123 (File No. 33-70742) on March 1, 2012, and incorporated herein by reference.
(27)	Filed with Post-Effective Amendment No. 125 (File No. 33-70742) on April 9, 2012, and incorporated herein by reference.
(28)	Filed with Post-Effective Amendment No. 129 (File No. 33-70742) on April 11, 2012, and incorporated herein by reference.
(29)	Filed with Post-Effective Amendment No. 132 (File No. 33-70742) on April 11, 2012, and incorporated herein by reference.
(30)	Filed with Post-Effective Amendment No. 139 (File No. 33-70742) on June 13, 2012, and incorporated herein by reference.
(31)	Filed with Post-Effective Amendment No. 141 (File No. 33-70742) on August 27, 2012, and incorporated herein by reference.
(32)	To be filed by amendment.
(33)	Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.

See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP Delaware Foundation® Moderate Allocation Fund, LVIP SSgA Bond Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, and LVIP SSgA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust’s series of funds.

9

No persons are controlled by the Registrant.

Item 30.	Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC or the “Adviser”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

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Item 31.	Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant’s Adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Sub-Adviser” in the Prospectus and Statement of Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the Securities and Exchange Commission.

Information regarding any business and other connections of the Registrant’s sub-advisers (collectively, the “Sub-Advisers”): BAMCO, Inc., BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, CBRE Clarion Securities LLC, Columbia Management Advisors, LLC, Delaware Management Company, Franklin Advisers, Inc., J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company, Mondrian Investment Partners Limited, SSgA Funds Management, Inc., T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, UBS Global Asset Management (Americas) Inc. and Wellington Management Company, LLP, is incorporated by reference from the sections captioned “Investment Adviser and Sub-Advisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Sub-Advisers’ Forms ADV filed separately with the Securities and Exchange Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser and Sub-Advisers is incorporated by reference to Schedules A and D of the Adviser’s Form ADV and the respective Forms ADV for the Sub-Advisers.

Item 32.	Principal Underwriters

(a)	Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.

Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln

11

New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
Wilford H. Fuller*	President, Chief Executive Officer and Director	N/A

Jeffrey D. Coutts*	Senior Vice President and Treasurer	Senior Vice President and Treasurer

Patrick J. Caulfield**	Vice President and Chief Compliance Officer	N/A

Joel H. Schwartz*	Senior Vice President and Director	N/A

Elizabeth F. Conover***	Assistant Vice President and Interim Chief Financial Officer	N/A

Thomas O’Neill*	Senior Vice President, Director and Chief Operating Officer	N/A

Nancy A. Smith*	Secretary	N/A

*Principal Business address is Radnor Financial Center, 150 N. Radnor-Chester Road, Radnor

PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c)	N/A

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment Advisors Corporation, One Granite Place, Concord, New Hampshire, 03301 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; sub-advisers BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Investment Management, LLC 40 East 52nd Street, New York, New York 10022; CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087; Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111; Delaware Management Company, 2005 Market Street, Philadelphia, Pennsylvania 19103; Franklin Advisers, Inc., One Franklin Parkway, San Mateo,

12

California 94403-1906; J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE; SSgA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; UBS Global Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019; and Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; and former sub-advisers Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; the Trust’s administrator, The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust’s accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania 19103.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 143 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 7th day of January, 2013.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Daniel R. Hayes Daniel R. Hayes President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 7, 2013.

Signature	Title

/s/ Daniel R. Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)

/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

*/s/ Michael D. Coughlin Michael D. Coughlin	Trustee

**/s/ Steve A. Cobb Steve A. Cobb	Trustee

**/s/ Robert W. Dineen Robert W. Dineen	Trustee

*/s/ Nancy J. Frisby Nancy J. Frisby	Trustee

*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee

*/s/ Gary D. Lemon Gary D. Lemon	Trustee

*/s/ Thomas D. Rath Thomas D. Rath	Trustee

*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee

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*/s/ David H. Windley David H . Windley	Trustee

*By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact

*Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

**Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 143 (File No. 33-70742) filed on January 7, 2013.

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Index to Exhibits

Item Number	Item

28(a)(2)	Certificate of Trust

28(d)(1)(b)	Schedule A to the Investment Management Agreement between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated December 4, 2012

28(j)(2)	Power of Attorney: Steve A. Cobb

28(j)(2)	Power of Attorney: Robert W. Dineen

1